    As filed with the Securities and Exchange Commission on November 4, 2004

                                                               File No. ________

                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No. _______
                       Post-Effective Amendment No. ______

                        (Check appropriate box or boxes)

                            PIONEER SERIES TRUST III

              (on behalf of its series: Pioneer Cullen Value Fund)

               (Exact Name of Registrant as Specified in Charter)

                                 (617) 742-7825
                        (Area Code and Telephone Number)

                  60 State Street, Boston, Massachusetts 02109
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                            Dorothy E. Bourassa, Esq.
                       Pioneer Investment Management, Inc.
                                 60 State Street
                           Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

Copies to:   David C. Phelan, Esq.
             Wilmer Cutler Pickering Hale and Dorr LLP
             60 State Street
             Boston, Massachusetts 02109

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement under the Securities Act of 1933.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

Title of Securities Being Registered: Shares of beneficial interest of the Registrant.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment, which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall be effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

                               CULLEN FUNDS TRUST

                            On behalf of its Series:

                                Cullen Value Fund

                         ("your fund" or "Cullen Fund")

                                645 Fifth Avenue
                            New York, New York 10022
                                 1-800-___-____

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                           SCHEDULED for [    ], 2005

          This is the formal agenda for your fund's shareholder meeting (the "meeting"). It tells you what matters will be voted on and the time and place of the meeting, in case you want to attend in person.

          A special shareholder meeting for your fund will be held at the offices of Cullen Capital Management LLC, 645 Fifth Avenue, Suite ___, New York,
New York 10022 on [      ], [       ], 2005, at [       ], New York time, to
consider the following:

          1. A proposal to approve an Agreement and Plan of Reorganization between your fund and Pioneer Cullen Value Fund ("Pioneer Value Fund"). Under the Agreement and Plan of Reorganization, your fund will transfer all of its assets to the Pioneer Value Fund in exchange for Class A shares of Pioneer Value Fund, a newly created fund with the same investment objectives and similar investment policies as your fund. Class A shares of Pioneer Value Fund will be distributed to your fund's shareholders in proportion to their share holdings on the closing date of the reorganization. Pioneer Value Fund also will assume your fund's liabilities that are included in the calculation of your fund's net asset value on the closing date of the reorganization. Your fund will then be dissolved. Your fund's current investment adviser will act as subadviser to Pioneer Value Fund. YOUR BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE FOR THIS PROPOSAL.

          2.   Any other business that may properly come before the meeting.

YOUR TRUSTEES RECOMMEND THAT YOU VOTE IN FAVOR OF THE PROPOSAL.

          Shareholders of record as of the close of business on [   ], 2004 are
entitled to vote at the meeting and any related follow-up meetings.

WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING, PLEASE COMPLETE AND RETURN THE ENCLOSED PROXY CARD. IF SHAREHOLDERS DO NOT RETURN THEIR PROXIES IN SUFFICIENT NUMBERS, YOUR FUND MAY BE REQUIRED TO MAKE ADDITIONAL SOLICITATIONS.

                       By Order of the Board of Trustees,

                       ______________, SECRETARY

[      ], 2005

                               PROXY STATEMENT OF
                               CULLEN FUNDS TRUST
                            On behalf of its Series:
                                CULLEN VALUE FUND
                         ("your fund" or "Cullen Fund")
                           645 Fifth Avenue, Suite ___
                            New York, New York 10022
                                 1-800-___-____

                                 PROSPECTUS FOR
                            PIONEER SERIES TRUST III
                            On behalf of its Series:
                            PIONEER CULLEN VALUE FUND
                             ("Pioneer Value Fund")
                                 60 State Street
                           Boston, Massachusetts 02109
                                 1-800-622-3265

          SHARES OF PIONEER VALUE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. THESE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

          SHARES OF PIONEER VALUE FUND HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). THE SEC HAS NOT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

HOW THE REORGANIZATION WILL WORK

     o Your fund will transfer all of its assets to Pioneer Value Fund. Pioneer Value Fund will assume your fund's liabilities that are included in the calculation of your fund's net asset value on the closing date of the reorganization.

     o Pioneer Value Fund will issue Class A shares to your fund in an amount equal to the aggregate net asset value of your fund. These shares will be distributed to your fund's shareholders in proportion to their holdings on the closing date of the reorganization. Since the net asset value per share of both funds will be the same on the closing date of the reorganization, that means you will receive the same number of Class A shares of Pioneer Value Fund that you held in your fund immediately prior to the reorganization.

     o The Cullen Fund will be dissolved following the closing of the reorganization.

     o Pioneer Investment Management, Inc. ("Pioneer") will act as investment adviser to the Pioneer Value Fund. Your fund's current investment adviser, Cullen Capital Management LLC ("Cullen") will act as investment subadviser to Pioneer Value Fund. Pioneer has agreed to limit Pioneer Value Fund's ordinary operating expenses for Class A shares until the second anniversary of the closing of the reorganization to 1.25% of average daily net assets. Pioneer is not required to limit the Pioneer Value Funds' expenses after such date.

     o The reorganization is intended to result in no income, gain or loss for federal income tax purposes to the Pioneer Value Fund, the Cullen Fund or the shareholders of the Cullen Fund.

WHY YOUR FUND'S TRUSTEES RECOMMEND THE REORGANIZATION

          The trustees of your fund believe that reorganizing your fund into another fund with the same investment objectives and similar investment policies that is part of the Pioneer family of funds and subadvised by Cullen offers you potential benefits. These potential benefits and considerations include:

     o The potential to attract additional assets, which may reduce per share operating expenses of Pioneer Value Fund in the long term;

     o The resources of Pioneer, including its infrastructure in shareholder services and the opportunity to be part of a significantly larger family of funds;

     o    The lower advisory fee payable to Pioneer;

     o Continuity of portfolio management, since Cullen will be the subadviser to the Pioneer Value Fund;

     o    Pioneer's experience and resources in managing mutual funds;

     o Pioneer's commitment until the second anniversary of the closing of the reorganization to limit the ordinary operating expenses of the Pioneer Value Fund;

     o    The exchange privileges offered to shareholders of Pioneer funds; and

     o That shareholders who own shares in their name as of the close of the reorganization (i.e., not in the name of the broker or other intermediary) and shareholders who own shares in the name of an omnibus account provider that agrees to distinguish beneficial holders in the same manner, and who maintain their account may purchase additional Class A shares of the Pioneer Value Fund through such account in the future or may exchange those shares for Class A shares of another Pioneer fund without paying any sales charge.

Therefore, your fund's trustees recommend that you vote FOR the reorganization.

          This combined proxy statement and prospectus contains the information you should know before voting on the proposed reorganization of your fund into Pioneer Value Fund. Please read it carefully and retain it for future reference. Additional information about Pioneer Value Fund has been filed with the SEC and is available upon oral or written request and without charge. See "Where to Get More Information."

WHERE TO GET MORE INFORMATION

Your fund's prospectus dated October 28, 2004   On file with the SEC and available at no charge by calling
2004.                                           our toll-free number: 1-800-___-____. The prospectus and annual report are on file with the SEC and incorporated by reference into this proxy statement and prospectus.

Your fund's annual report to shareholders       On file with the SEC and available at no charge by calling
dated June 30, 2004.                            our toll-free number: 1-800-___-____. The prospectus and annual report are on file with the SEC and incorporated by reference into this proxy statement and prospectus.

Pioneer Value Fund's most recent prospectus     Available to you free of charge by calling 1-800-622-3265.
dated _____, 2004.                              This prospectus is also on file with the SEC.

A statement of additional information for       Available to you free of charge by calling 1-800-___-____.
this proxy statement and prospectus (the        The SAI is on file with the SEC and incorporated by reference
"SAI"), dated ______. It contains additional    into this proxy statement and prospectus.
information about your fund and Pioneer Value
Fund

Your fund's SAI dated October 28, 2004. It      Available to you free of charge by calling 1-800-___-____.
contains additional information about your
fund.

Pioneer Value Fund's SAI dated ______, 2004.    Available to you free of charge by calling 1-800-622-3265.
It contains additional information about the
Pioneer Value Fund.

To ask questions about this proxy statement     Call our toll-free telephone number: 1-800-___-____.
and prospectus.

      THE DATE OF THIS PROXY STATEMENT AND PROSPECTUS IS [      ], 2004.

                                TABLE OF CONTENTS

                                                                                 PAGE
                                                                                 ----
INTRODUCTION                                                                     [  ]

SUMMARY                                                                          [  ]

PROPOSAL TO APPROE THEE AGREEMENT AND PLAN OF REORGANIZATION                     [  ]

BOARD'S EVALUATION AND RECOMMENDATION                                            [  ]

VOTING RIGHTS AND REQUIRED VOTE                                                  [  ]

ADDITIONAL INFORMATION ABOUT THE PIONEER FUNDS                                   [  ]

MATERIAL PROVISIONS OF THE MANAGEMENT AGREEMENT AND THE SUB-ADVISORY AGREEMENT   [  ]

FINANCIAL HIGHLIGHTS                                                             [  ]

INFORMATION CONCERNING THE MEETING                                               [  ]

OWNERSHIP OF SHARES OF THE FUNDS                                                 [  ]

EXPERTS                                                                          [  ]

AVAILABLE INFORMATION                                                            [  ]

EXHIBIT A-- FORM OF AGREEMENT AND PLAN OF REORGANIZATION                         [  ]

EXHIBIT B-- PORTFOLIO MANAGER'S DISCUSSION OF FUND PERFORMANCE                   [  ]

                                  INTRODUCTION

This proxy statement and prospectus is being used by the board of trustees of your fund to solicit proxies to be voted at a special meeting of shareholders (the "meeting") of your fund. This meeting will be held at the offices of the
Cullen Fund, 645 Fifth Avenue, Suite ___, New York, New York 10022 on [    ],
[    ], 2005 at [    ], New York time. The purpose of the meeting is to consider a proposal to approve an Agreement and Plan of Reorganization providing for the reorganization of your fund into Pioneer Value Fund. Pioneer Value Fund is a newly created fund and is not yet operational. This proxy statement and
prospectus is being mailed to your fund's shareholders on or about [    ], 2004.

          This proxy statement and prospectus includes information about the proposal, including a comparison summary. You should read the entire proxy statement carefully, including EXHIBIT Ayou're your portfolio manager's most recent discussion of your fund's performance attached as EXHIBIT B, because they contain details that are not in the summary.

WHO IS ELIGIBLE TO VOTE?

          Shareholders of record on [    ], 2004 are entitled to attend and vote
at the meeting or any adjourned meeting. Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the meeting, will be voted according to shareholders' instructions. If you sign a proxy but do not fill in a vote, your shares will be voted to approve the Agreement and Plan of Reorganization. If any other business comes before the meeting, your shares will be voted at the discretion of the persons named as proxies.

                                     SUMMARY

          The following is a summary of more complete information appearing later in this proxy statement and prospectus or incorporated herein. You should read carefully the entire proxy statement, including the Form of Agreement and Plan of Reorganization attached as Exhibit A because they contain details that are not in the summary.

          In the table below, if a row extends across the entire table, the policy disclosed applies to both your fund and Pioneer Value Fund.

                 COMPARISON OF CULLEN FUND TO PIONEER VALUE FUND

                                      CULLEN FUND                              PIONEER VALUE FUND
                         ----------------------------------------   ---------------------------------------
Business                 A diversified series of Cullen Funds       A newly created diversified series of
                         Trust, an open-end investment management   Pioneer Series Trust III, an open-end
                         company organized as a Delaware            management investment company organized
                         statutory trust.                           as a Delaware statutory trust.

Net assets, as of        $33,089,079                                None.  Pioneer Value Fund is newly
June 30, 2004                                                       created and does not expect to commence
                                                                    investment operations until the
                                                                    reorganization occurs.

Investment adviser       Investment Adviser:                        Investment Adviser:
and portfolio managers   Cullen Capital Management, LLC (as         Pioneer Investment Management, Inc. (as
                         defined above, "Cullen")                   defined above, "Pioneer")

                                                                    Investment Subadviser:
                                                                    Cullen

                                                                    Pioneer retains the ultimate
                                                                    responsibility to oversee the subadviser
                                                                    and may, subject only to the approval of
                                                                    the board of trustees of Pioneer Series
                                                                    Trust III, hire, terminate and replace
                                                                    the subadviser without shareholder
                                                                    approval.  Pioneer has no current
                                                                    intention to replace Cullen as
                                                                    subadviser for Pioneer Value Fund.
                         Portfolio Manager:
                         James P. Cullen has been the portfolio manager of the Cullen Fund since its inception and will be the portfolio manager of Pioneer Value Fund.  Mr. Cullen has been in the investment management business for more than 30 years.  He is a founder of Schafer Cullen Capital Management, Inc., a registered investment adviser, and has been its President since December 1982.  Prior to forming Schafer Cullen
                         Capital Management, Inc., Mr. Cullen was a Vice President of Donaldson, Lufkin &
                         Jenrette.

Investment objective     Long-term capital appreciation is the primary investment objective.  Current income is a secondary objective.

                         Each fund's primary investment objective is fundamental and each fund's secondary objective is non-fundamental, and may be changed by a vote of a majority of the
                         Board of Trustees without a vote of the shareholders.

Primary investments      Cullen Fund generally invests primarily    Pioneer Value Fund invests primarily in
                         in common stocks of medium- and            equity securities.
                         large-capitalization companies
                         (companies with a market capitalization    For purposes of the fund's investment
                         of $1.5 billion or more at the time of     policies, equity securities include
                         purchase by the fund).                     common stocks, convertible debt and
                                                                    other equity instruments, such as
                                                                    depositary receipts, warrants, rights,
                                                                    interests in real estate investment
                                                                    trusts (REITs) and preferred stocks.

                                      CULLEN FUND                              PIONEER VALUE FUND
                         ----------------------------------------   ---------------------------------------
Investment strategies    Cullen generally selects stocks of companies that have:

                               o    a below average price/earnings ratio as compared to that of the Standard
                                    & Poor's 500 Stock Index; and
                               o    above average projected earnings growth as compared to that of the
                                    Standard & Poor's 500 Stock Index.

                         Each fund generally invests substantially all of its assets in common stocks.  Each fund invests roughly similar amounts of its assets in each stock in the portfolio.
                         This approach avoids the overweighting of any individual security being purchased.
                         Cullen may sell portfolio stocks when they are no longer attractive based on their growth potential or price.

Non-U.S. Securities      Although the Cullen Fund has the           Pioneer Value Fund may invest up to 30%
                         ability to invest up to 30% of its         of its total assets in securities of
                         assets in foreign securities,  it          non-U.S. issuers. Up to 5% of Pioneer
                         expects to normally invest up to only      Value Fund's total assets may be
                         20% of its assets in these securities.     invested in debt securities of emerging
                         These investments  are  generally  made    market issuers.  Non-U.S. securities may
                         in  American  Depositary Receipts, which   be issued by non-U.S. governments, banks
                         trade on U.S. exchanges.                   or corporations and certain
                                                                    supranational organizations, such as the
                                                                    World Bank and the European Union.
                                                                    Pioneer Value Fund may invest in
                                                                    securities of Canadian issuers to the
                                                                    same extent as securities of U.S.
                                                                    issuers. Investing in Canadian and other
                                                                    non-U.S. issuers, particularly issuers
                                                                    in emerging markets, may involve unique
                                                                    risks compared to investing in the
                                                                    securities of U.S. issuers.

Temporary defensive      No express policy.                         Pioneer Value Fund intends to normally
strategies                                                          invest substantially all of its assets
                                                                    to meet its investment objective.
                                                                    Pioneer Value Fund may invest the
                                                                    remainder of its assets in securities
                                                                    with remaining maturities of less than
                                                                    one year, cash equivalents or may hold
                                                                    cash.  For temporary defense purposes,
                                                                    including during periods of unusual cash
                                                                    flows, Pioneer Value Fund may depart
                                                                    from its principal investment strategies
                                                                    and invest part or all of its assets in
                                                                    these securities or may hold cash.
                                                                    Pioneer Value Fund intends to adopt a
                                                                    defensive strategy when Pioneer believes
                                                                    securities in which the fund normally
                                                                    invests have extraordinary risks due to
                                                                    political or economic factors and under
                                                                    other extraordinary circumstances.

Diversification          Each fund is diversified, which means that, with respect to 75% of total assets, the fund cannot invest (i) more than 5% of total assets in securities of a single issuer or (ii) in securities representing more than 10% of the outstanding voting securities of an issuer.

Industry concentration   Each fund does not concentrate its investments in any particular industry or group of industries, but diversifies its holdings among as many different companies and industries as seems appropriate in light of conditions prevailing at any given time.

Restricted and           Each fund may not invest in any securities that are restricted from sale to the
illiquid securities      public without registration under the Securities Act of 1933.  Each fund is permitted to purchase securities which, based upon their nature or the market for such securities, are illiquid or for which no readily available market exists provided that such purchases are in accordance with regulations governing the percentage of illiquid securities which may be owned by the fund.  These regulations generally limit mutual funds like the your fund or the Pioneer Value
                         Fund from holding or purchasing illiquid securities totaling more than 15% of the value of their net assets. While the each fund does not intend to purchase illiquid securities, it is possible that a security for which a readily available market was available at the time of purchase is not available at the time each fund seeks to sell such security.

                                      CULLEN FUND                              PIONEER VALUE FUND
                         ----------------------------------------   ---------------------------------------
Borrowing                Cullen Fund may not borrow money or        Pioneer Value Fund may not borrow money,
                         issue senior securities except for         except on a temporary basis and to the
                         temporary bank borrowings (not in excess   extent permitted by applicable law, as
                         of 5% of the value of its total assets)    amended and interpreted or modified from
                         for emergency or extraordinary purposes,   time to time by any regulatory authority
                         or pledge, mortgage or hypothecate any     having jurisdiction. Under current
                         of its assets to secure such borrowings    regulatory requirements, a fund may: (a)
                         to an extent greater than 10% of the       borrow from banks or through reverse
                         value of the Fund's net assets.            repurchase agreements in an amount up to
                                                                    33 1/3% of the fund's total assets
                                                                    (including the amount borrowed);
                                                                    (b) borrow up to an additional 5% of the
                                                                    fund's assets for temporary purposes;
                                                                    (c) obtain such short-term credits as
                                                                    are necessary for the clearance of
                                                                    portfolio transactions; (d) purchase
                                                                    securities on margin to the extent
                                                                    permitted by applicable law; and (e)
                                                                    engage in transactions in mortgage
                                                                    dollar rolls that are accounted for as
                                                                    financings.

Lending                  Cullen Fund may not loan portfolio         Pioneer Value Fund may lend portfolio
                         securities except where collateral         securities only to firms that have been
                         values are continuously maintained at no   approved in advance by the Board of
                         less than 100% by "marking to market"      Trustees, which will monitor the
                         daily and the practice is fair, just and   creditworthiness of any such firms.  At
                         equitable.                                 no time would the value of the
                                                                    securities loaned exceed
                                                                    33 1/3% of the value of the Pioneer
                                                                    Value Fund's total assets.

Debt securities         Each fund may invest in debt securities which are convertible into equity securities and preferred stocks which are convertible into common stocks, which in each case are considered by Cullen to be equity securities.

Short-term trading      Neither fund usually trades for short-term profits. Both funds will sell an investment, however, even if it has only been held for a short time, if it no longer meets the fund's investment criteria.

Derivatives              The Cullen Fund does not currently use     Pioneer Value Fund will be authorized to
                         derivatives.                               use futures and options on securities,
                                                                    indices and currencies, forward foreign
                                                                    currency exchange contracts and other
                                                                    derivatives.

                         A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. Neither fund uses derivatives as a primary investment technique and generally limits their use to hedging.

                      BUYING, SELLING AND EXCHANGING SHARES

                                      CULLEN FUND                                 PIONEER VALUE FUND
                         ----------------------------------------      ---------------------------------------
Sales Charge             Cullen Fund shares are offered with no        The Class A shares of Pioneer Value Fund
                         sales charges.                                you receive in the reorganization will not
                                                                       be subject to any sales charge including
                                                                       any deferred sales charge.  Moreover, if
                                                                       you own shares in your own name as of the
                                                                       closing of the reorganization (i.e., not
                                                                       in the name of a broker or other
                                                                       intermediary) and shareholders who own
                                                                       shares in the name of an omnibus account
                                                                       provider that agrees to distinguish
                                                                       beneficial holders in the same manner, and
                                                                       you maintain your account, you may
                                                                       purchase additional Class A shares of
                                                                       Pioneer Value Fund through such account in
                                                                       the future without paying any sales charge.

                                                                       Except as described above, Class A shares
                                                                       of Pioneer Value Fund are subject to a
                                                                       front-end sales charge of up to 5.75%.

Minimum initial          Your initial investment must be at least      Your initial investment must be at least
investment               $1,000. Additional investments must be at     $1,000. Additional investments must be at
                         least $100.                                   least $100 for Class A shares and $500 for
                                                                       Class B or Class C shares. You may qualify
                         IRAs and UGMA/UTMA accounts, Simple IRA,      for lower initial or subsequent investment
                         SEP-IRA, 403(b)(7), Keogh, Pension Plan and   minimums if you are opening a retirement
                         Profit Sharing Plan Accounts, your initial    plan account, establishing an automatic
                         investment must be the lesser of at least     investment plan or placing your trade
                         $250 or $25 per month.  Additional            through your investment firm.
                         investments must be at least $50.

Management and           Cullen Fund pays Cullen a management fee      Pioneer Value Fund pays Pioneer a
other fees               equal to 1.00% of the Cullen Fund's average   management fee equal to Pioneer's annual
                         daily net assets.                             fee is equal to:

                         During the most recent fiscal year, Cullen    $0 - $1
                         Fund paid an advisory fee at an average       billion:                             0.70%
                         rate of 1.00% of average daily net assets.    Greater than $1 billion and
                                                                       less than or equal to $2 billion:    0.65%
                         For the fiscal year ended June 30, 2004,      Greater than $2 billion and
                         Cullen Fund's total annual operating          Less than or equal to $3 billion:   0.60%
                         expenses were 2.00%.                          Greater than $3 billion:
                                                                       0.55%
                         Cullen has contractually agreed to limit
                         the total Annual fund operating expenses      In addition, Pioneer Value Fund reimburses
                         (excluding taxes) to no more than 2.00% at    Pioneer for certain fund accounting and
                         least through June 30, 2005.  Cullen can      legal expenses incurred on behalf of the
                         recapture any expenses or fees it has         Pioneer Value Fund and pays a separate
                         waived or reimbursed within a three-year      shareholder servicing/transfer agency fee
                         period from the date of reimbursement,        to PIMSS, and affiliate of Pioneer.
                         provided that recapture does not cause the
                         Cullen Fund to exceed existing expense
                         limitations. However, the Cullen Fund is
                         not obligated to pay any such waived fees
                         more than three years after the end of the
                         fiscal year in which the fee was waived.
                         Without the expense recoupment, the annual
                         fund operating expenses would have been
                         1.92%.

                                      CULLEN FUND                                PIONEER VALUE FUND
                         ----------------------------------------     ---------------------------------------
Distribution and         Cullen Fund shares and Class A shares of Pioneer Value Fund are subject to a Rule 12b-1
service                  fee equal to 0.25% annually of average daily net assets.
(12b-1)fee

Exchanging shares        Exchanging shares is not offered.            You may exchange your shares for shares of
                                                                      the same class of another Pioneer mutual
                                                                      fund.  Your exchange request must be for
                                                                      at least $1,000.  Pioneer Value Fund
                                                                      allows you to exchange your shares at net
                                                                      asset value without charging you either an
                                                                      initial or contingent deferred shares
                                                                      charge at the time of the exchange.  An
                                                                      exchange generally is treated as a sale
                                                                      and a new purchase of shares for federal
                                                                      income tax purposes.

                                                                      After you establish an eligible fund
                                                                      account, you can exchange fund shares by
                                                                      telephone or online.


Selling shares           Your shares will be sold at net asset value per share next calculated after the fund receives your request in good order.

                         If you purchased your shares through a       If you have an eligible non-retirement
                         broker/dealer or other financial             account, you may sell up to $100,000 per
                         organization, your redemption order may be   account per day by telephone or online.
                         placed through the same organization.  The   You may sell fund shares held in a
                         organization is responsible for sending      retirement plan account by telephone only
                         your redemption order to your fund on a      if your account is an eligible IRA (tax
                         timely basis.                                penalties may apply).

Net asset value          The fund's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities.  The fund calculates its net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

COMPARISON OF PRINCIPAL RISKS OF INVESTING IN THE FUNDS

          Because each fund has substantially the same portfolio team, the same investment objectives and strategies, and similar investment policies, the funds are subject to the same principal risks. You could lose money on your investment in the fund or not make as much as if you invested elsewhere if:

o    The stock market goes down (this risk may be greater in the short term)
o    Large, mid-size or value stocks fall out of favor with investors
o The fund's assets remain undervalued or do not have the potential value originally expected

Each fund also has risks associated with investing in mid-size companies. Compared to large companies, mid-size companies, and the market for their equity securities, are likely to:
o    Be more sensitive to changes in earnings results and investor expectations
o    Have more limited product lines and capital resources
o    Experience sharper swings in market values
o    Be harder to sell at the times and prices Cullen thinks appropriate
o    Offer greater potential for gain and loss

Risks of investing in non-U.S. issuers may include:
o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
o Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Cullen may not be able to sell Pioneer Value Fund's portfolio securities at times, in amounts and at prices it considers reasonable
o Adverse effect of currency exchange rates or controls on the value of Pioneer Value Fund's investments
o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
o Economic, political and social developments may adversely affect the securities markets
o Withholding and other non-U.S. taxes may decrease Pioneer Value Fund's return

          At times, more than 25% of Pioneer Value Fund's assets may be invested in the same market segment, such as financials or technology. To the extent Pioneer Value Fund emphasizes investments in a market segment, the fund will be subject to a greater degree to the risks particular to the industries in that segment, and may experience greater market fluctuation, than a fund without the same focus. For example, industries in the financial segment, such as banks, insurance companies, broker-dealers and real estate investment trusts, may be sensitive to changes in interest rates and general economic activity and are subject to extensive government regulation. Industries in the technology segment, such as information technology, communications equipment, computer hardware and software, and office and scientific equipment, are subject to risks of rapidly evolving technology, short product lives, rates of corporate expenditures, falling prices and profits, competition from new market entrants, and general economic conditions.

          Investments in the funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in either fund.

OTHER CONSEQUENCES OF THE REORGANIZATION

THE FUNDS' FEES AND EXPENSES

          Shareholders of your fund and Pioneer Value Fund each pay monthly management fees equal to the following annual percentages of average daily net assets:

            CULLEN FUND                         PIONEER VALUE FUND
           MANAGEMENT FEE                         MANAGEMENT FEE
       -----------------------   ------------------------------------------
                                 Up to $1 billion
               1.00%             0.70%
                                 Greater than $1 billion and
                                 less than or equal to $2 billion    0.65%
                                 Greater than $2 billion and
                                 Less than or equal to $3 billion    0.60%
                                 Greater than $3 billion             0.55%

          The management fee for Pioneer Value Fund (without giving effect to expense limitations) is less than the rate paid by your fund. Both funds also pay the same 12b-1 fee of 0.25%. At current asset levels, the combined management fee and 12b-1 fee for Class A shares of the Pioneer Value Fund is less than the combined fee for the Cullen Fund.

          In addition to the management fee, your fund pays a monthly transfer agent, dividend disbursing and shareholder servicing agent fee to Cullen of $0.75 for each fund shareholder account, $0.50 for each dividend paid on a shareholder account, and $1.00 for each purchase (other than by reinvestment, transfer or redemption) of fund shares. Pioneer will provide certain accounting and legal services under a separate administration agreement for approximately [0.02]% of average daily net assets. Pioneer Investment Management Shareholder Services, Inc. ("PIMSS") will provide shareholder servicing and transfer agency services to Pioneer Value Fund under a separate shareholder servicing/transfer agency agreement at an annual fee of $26.60 for each Class A shareholder account. PIMSS will also be reimbursed for its cash out-of-pocket expenditures. Pioneer, and not Pioneer Value Fund, will pay Cullen a monthly fee equal on an annual basis to 0.35% of average daily net assets up to $1 billion, 0.325% of the average daily net assets of the fund greater than $1 billion and less than or equal to $2 billion, 0.30% of the average daily net assets of the fund greater than $2 billion and less than or equal to $3 billion, and 0.275% of the average daily net assets of the fund over $3 billion.

          For its most recent fiscal year, your fund's per share operating expenses were [ ]% of average daily net assets (before waiver of fees or reimbursement of expenses). Cullen agreed to reimburse your fund to the extent your fund's total operating expenses (excluding taxes) exceeded 2.00% of its average daily net asset value through June 30, 2004. After June 30, 2004, Cullen voluntarily continued to reimburse your fund on these same terms, although the expense cap may be terminated or revised at any time. Cullen may recover reimbursed expenses within three years of being incurred from your fund if the expense ratio of the fund is less than the expense limitation of the fund.

          Similarly, with regard to Pioneer Value Fund, Pioneer has agreed to limit, until the second anniversary of the closing of the reorganization, ordinary operating expenses of Class A shares to 1.25% of the average daily net assets attributable to that class by not imposing all or a portion of its management fee and, if necessary, limiting other ordinary operating expenses of the fund.

PAST PERFORMANCE

          Performance information for Pioneer Value Fund is not presented because the fund has not yet commenced operations. As accounting successor to your fund, Pioneer Value Fund will assume your fund's historical performance after the reorganization.

          Set forth below is performance information for your fund. The following performance information indicates some of the risks of investing in your fund. The bar chart shows how your fund's total return has varied from year to year for each full calendar year since its inception. The table shows your fund's average annual total return (before and after taxes) over time compared with a broad-based market index. Past performance before and after taxes does not indicate future results.

CULLEN FUND'S ANNUAL RETURN* (Year ended December 31)

[DATA BELOW IS REPRESENTED BY A GRAPHICAL BAR CHART IN THE ORIGINAL REPORT]


'01    2.13%
'02   -7.92%
'03   38.07%

*The Fund's year-to-date return as of September 30, 2004 was 2.23%.

*During the period shown in the bar chart, your fund's highest quarterly return was 19.12% for the quarter ended December 31, 2003 and the lowest quarterly return was -17.98% for the quarter ended September 30, 2002.

              AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

                                             1 YEAR   SINCE INCEPTION*
                                             ------   ----------------
CULLEN FUND
   Return Before Taxes                        38.07%      10.35%
   Return After Taxes on Distributions(1)     38.00%      10.21%
   Return After Taxes on Distributions and    24.83%       8.86%
      Sale of Fund Shares(1)
S&P 500 STOCK INDEX(2)                        28.68%      -5.96%

(1)After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to shareholders who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2)The S&P 500 Index is an unmanaged index generally representative of the market for stocks of large-sized U.S. companies. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.

*The Cullen Fund's inception was on July 1, 2000.

THE FUNDS' FEES AND EXPENSES

Shareholders of both funds pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each fund. The expenses in the tables are based on (i) for your fund, the expenses of your fund for the period ended June 30, 2004 and (ii) for Pioneer Value Fund, the estimated expenses for the current fiscal year. Future expenses for all share classes may be greater or less.

             SHAREHOLDER
             TRANSACTION FEES
             (PAID DIRECTLY FROM   CULLEN FUND   PIONEER VALUE FUND
             YOUR INVESTMENT)                        CLASS A
             -------------------   -----------   ------------------
             Maximum sales            None           5.75%(1)
             charge (load) when
             you buy shares as a
             percentage of
             offering price

             Maximum deferred         None           None(2)
             sales charge (load)
             as a % of purchase
             price or the amount
             you receive when
             you sell shares,
             whichever is less

             Redemption fees for     None(3)         None
             shares held less
             than 30 days

             ANNUAL FUND
             OPERATING EXPENSES
             (DEDUCTED FROM FUND
             ASSETS) (AS A % OF
             AVERAGE NET ASSETS)

             Management fee           1.00%            0.70%

             Distribution and         0.25%            0.25%
             service (12b-1) fee

             Other expenses           0.67%            x.xx%

             Total fund               1.92%            x.xx%
             operating expenses

             Expense                  0.08%(4)         x.xx%(5)
             reduction/recoupment

             Net fund operating       2.00%            1.25%
             expenses




(1)No sales load will apply to shares received in the reorganization by shareholders of your fund who become shareholders of record of Pioneer Value Fund through the reorganization. In addition, shareholders of your fund who own shares in their own name (i.e., not in the name of a broker or other intermediary) and shareholders who own shares in the name of an omnibus account provider that agrees to distinguish beneficial holders in the same manner and who maintain such account as of the closing of the reorganization may purchase Class A shares of Pioneer Value Fund through such account in the future without paying this sales charge.

(2)Purchases of $1 million or more and purchases by participants in certain group plans are not subject to an initial sales charge but may be subject to a contingent deferred sales charge of 1%.

(3)The Fund's transfer agent charges a $15 wire redemption fee.

(4)Cullen has contractually agreed to limit the total annual fund operating expenses (excluding taxes) to no more than 2.00% at least through June 30, 2005. Cullen can recapture any expenses or fees it has waived or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Fund to exceed existing expense limitations. However, Cullen Fund is not obligated to pay any such waived fees more than three years after the end of the fiscal year in which the fee was waived. Without the expense recoupment, the annual fund operating expenses would have been 1.92%.

(5)Pioneer has agreed to waive its fees for Pioneer Value Fund to the extent certain of the fund's ordinary operating expenses exceed 1.25% of the fund's average daily net asset value in a fiscal year. This expense limitation is contractual through ____. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the fund if the expense ratio of the Class A shares is less than the expense limitation of Class A shares.

          The hypothetical example below helps you compare the cost of investing in each fund. It assumes that: (a) you invest $10,000 in each fund for the time periods shown, (b) you reinvest all dividends and distributions, (c) your investment has a 5% return each year, (d) each fund's gross operating expenses remain the same, and (e) the expense limitations are in effect for one year for the Cullen Fund and for two years for Pioneer Value Fund. The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future. Investors expenses may be higher or lower than those set forth in the following table:

                                              PRO FORMA
                                           PIONEER VALUE FUND
                            CULLEN FUND     CLASS A SHARES
                            -----------    ------------------
                  Year 1      $   203             $

                  Year 3      $   627             $

                  Year 5      $ 1,078             $

                  Year 10     $ 2,327             $

            PROPOSAL TO APPROVE AGREEMENT AND PLAN OF REORGANIZATION

THE REORGANIZATION

o The reorganization is scheduled to occur as of [ ] p.m., Eastern time, on [ ], unless your fund and Pioneer Value Fund agree in writing to a later date. Your fund will transfer all of its assets to Pioneer Value Fund. Pioneer Value Fund will assume your fund's liabilities that are included in the calculation of your fund's net asset value of the closing date of the reorganization. The net asset value of both funds will be computed as of 4:00 p.m., Eastern time, on the closing date of the reorganization.

o Pioneer Value Fund will issue to your fund Class A shares with an aggregate net asset value equal to the net assets attributable to your fund's shares. These shares will immediately be distributed to your fund's shareholders in proportion to their holdings of your fund's shares on the closing date of the reorganization. As a result, your fund's shareholders will end up as Class A shareholders of Pioneer Value Fund.

o    After the distribution of shares, your fund will be dissolved.

AGREEMENT AND PLAN OF REORGANIZATION

The shareholders of your fund are being asked to approve an Agreement and Plan of Reorganization, the substantially in the form is attached as EXHIBIT A. The description of the Agreement and Plan of Reorganization contained herein is qualified in its entirety by the attached copy.

REASONS FOR THE PROPOSED REORGANIZATION

The trustees of your fund believe that the proposed reorganization will be advantageous to the shareholders of your fund for several reasons. The trustees considered the following matters, among others, in approving the proposal.

FIRST, Pioneer and its affiliates have greater potential for increasing the size of the fund due to Pioneer's experience in distributing mutual funds through a broader range of distribution channels than currently available to your fund. Over the long-term, if this potential for a larger asset base is realized, it is expected to reduce the fund's per share operating expenses and increase the portfolio management options available to the fund. In this regard, the trustees noted the fact that Pioneer's advisory fee reduces as a percentage of assets as the fund exceeds certain assets levels while your fund has the same advisory fee regardless of the size of the fund.

SECOND, Pioneer's advisory fee is lower than your fund's advisory fee. In addition, if the fund grows to over $1 billion, Pioneer's advisory fee, as a percentage of average daily net assets, will be further reduced. Your fund's fee is the same at all asset levels.

THIRD, shareholders of your fund will enjoy continuity of portfolio management. Because Pioneer will retain Cullen to act as subadviser to Pioneer Value Fund, the portfolio management team of your fund will be the same portfolio management team for Pioneer Value Fund. Pioneer will oversee Cullen as subadviser to Pioneer Value Fund in accordance with the terms of the sub-advisory agreement among Pioneer Value Fund, Pioneer and Cullen (the "Sub-Advisory Agreement").

FOURTH, although Cullen will manage the assets of Pioneer Value Fund as its subadviser, Pioneer will be responsible for the overall management of Pioneer Value Fund's operations, including supervision of Cullen's compliance with the fund's investment guidelines and regulatory restrictions. Your fund will benefit from Pioneer's experience and resources in managing investment companies. At September 30, 2004, Pioneer managed over 65 investment companies and accounts with approximately $36 billion in assets. Pioneer is part of the global asset management group of UniCredito Italiano S.p.A., one of the largest banking groups in Italy, providing investment management and financial services to mutual funds, institutional and other clients. As of September 30, 2004, assets under management by UniCredito Italiano S.p.A. were approximately $155 billion worldwide.

FIFTH, until the second anniversary of the closing of the reorganization, Pioneer has agreed to limit the ordinary operating expenses of Class A shares of Pioneer Value Fund to 1.25% of average daily net assets, which is lower than both your fund's historical actual operating expenses 1.92% (2.00% including the expense recoupment) (for the fiscal year ended June 30, 2004) and the expense limitation currently in place for your fund (2.00%). After the second anniversary of the closing of the reorganization, Pioneer is not obligated to maintain an expense limitation but may voluntarily agree to continue such arrangement. The long-term asset growth potential, resulting economies of scale and other efficiencies in other expenses, could result in lower overall expenses of Pioneer Value Fund compared to those of your fund after the expense limitation agreement expires.

SIXTH, the Class A shares of Pioneer Value Fund received in the reorganization will provide your fund's shareholders with exposure to substantially the same investment product as they currently have.

SEVENTH, the reorganization should not be a taxable event for a shareholder of your fund.

EIGHTH, the exchange privileges offered to shareholders of Pioneer funds.

NINTH, that shareholders who own shares in their name as of the close of the reorganization (i.e., not in the name of the broker or other intermediary) and shareholders who own shares in the name of an omnibus account provider that agrees to distinguish beneficial holders in the same manner, and who maintain their account may purchase additional Class A shares of the Pioneer Value Fund through such account in the future or may exchange those shares for Class A shares of another Pioneer fund without paying any sales charge.

The boards of both funds considered that Pioneer would pay all of the expenses of your fund and Pioneer Value Fund associated with the preparation, printing and mailing of any shareholder communications, including this combined proxy statement and prospectus, and any filings with the SEC and other governmental agencies in connection with the reorganization.

The boards of both funds also considered that in accordance with Section 15(f) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), Pioneer has agreed with Cullen that for a period of at least three years after the consummation of the reorganization, Pioneer will use commercially reasonable efforts to assure that at least 75% of the Pioneer Series Trust III's board of trustees are not "interested persons" (as defined in the Investment Company Act) of Pioneer or Cullen; however, the nomination and election of the members of the board of trustees of the Pioneer funds is determined by the board of trustees of the Pioneer funds or their shareholders. Pioneer has also agreed with Cullen that for two years after the consummation of the reorganization, Pioneer will not increase its management fees or the Rule 12b-1 fees applicable to Class A Shares.

The boards of both funds considered that each fund's investment adviser, as well as Pioneer Value Fund's principal distributor, Pioneer Funds Distributor, Inc., may benefit from the reorganization. Because Pioneer Value Fund will be the accounting successor to your fund and will assume your fund's performance record, Pioneer expects to be able to increase Pioneer Value Fund's assets at a faster rate than would otherwise be possible if it began offering a fund with similar objectives and no historical performance record. Such a growth in asset size benefits Pioneer by increasing its management fees and accelerating the point at which management of the fund is profitable to Pioneer. As subadviser to Pioneer Value Fund, Cullen would similarly benefit from increased assets because it would receive greater subadvisory fees. Moreover, as discussed below under "Certain Agreements between Pioneer and Cullen," Cullen will receive economic benefits from Pioneer if the reorganization is completed.

The board of trustees of Pioneer Value Fund also considered that the reorganization presents an excellent opportunity for the Pioneer Value Fund to acquire substantial investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to Pioneer Value Fund and its shareholders.

CERTAIN AGREEMENTS BETWEEN PIONEER AND CULLEN

In connection with the reorganization, Pioneer and Cullen have entered into an agreement dated as of October 5, 2004 (the "Transfer Agreement"), which provides, among other things, that (i) Pioneer shall make a payment to Cullen upon the closing of the reorganization of the funds, (ii) Cullen shall enter into and perform its obligations under the Sub-Advisory Agreement to serve as subadviser of Pioneer Value Fund, (iii) Pioneer shall pay Cullen a specified fee if within five years of the closing of the reorganization Pioneer terminates the Sub-Advisory Agreement with Cullen without cause and (iv) Cullen will be subject to certain non-competition provisions. The terms of the Sub-Advisory Agreement with Cullen are discussed under "Material Provisions of the Management Contracts and the Sub-Advisory Agreement."

TAX STATUS OF THE REORGANIZATION

The reorganization is not intended to result in income, gain or loss for United States federal income tax purposes and will not take place unless both funds receive a satisfactory opinion from Wilmer Cutler Pickering Hale and Dorr LLP, counsel to Pioneer Value Fund, substantially to the effect that the reorganization described above will be a "reorganization" within the meaning of
Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). Cullen Fund and Pioneer Value Fund have elected and qualified for the special tax treatment afforded "regulated investment companies" under the Code, the Pioneer Value Fund intends to continue to so qualify after the reorganization.

As a result, for federal income tax purposes:

o No gain or loss will be recognized by your fund upon (1) the transfer of all of its assets to Pioneer Value Fund as described above or (2) the distribution by your fund of Pioneer Value Fund shares to your fund's shareholders;

o No gain or loss will be recognized by Pioneer Value Fund upon the receipt of your fund's assets solely in exchange for the issuance of Pioneer Value Fund shares to your fund and the assumption of your fund's liabilities by Pioneer Value Fund;

o The basis of the assets of your fund acquired by Pioneer Value Fund will be the same as the basis of those assets in the hands of your fund immediately before the transfer;

o The tax holding period of the assets of your fund in the hands of Pioneer Value Fund will include your fund's tax holding period for those assets;

o You will not recognize gain or loss upon the exchange of your shares of your fund solely for Pioneer Value Fund shares as part of the reorganization;

o The basis of Pioneer Value Fund shares received by you in the reorganization will be the same as the basis of your shares of your fund surrendered in exchange; and

o The tax holding period of Pioneer Value Fund shares you receive will include the tax holding period of the shares of your fund surrendered in the exchange, provided that the shares of your fund were held as capital assets on the date of the exchange.

In rendering such opinions, counsel shall rely upon, among other things, reasonable assumptions as well as representations of your fund and Pioneer Value Fund.

No tax ruling has been or will be received from the Internal Revenue Service ("IRS") in connection with the reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

You should consult your tax adviser for the particular tax consequences to you of the transaction, including the applicability of any state, local or foreign tax laws.

ADDITIONAL TERMS OF AGREEMENT AND PLAN OF REORGANIZATION

CONDITIONS TO CLOSING THE REORGANIZATION. The obligation of your fund to consummate the reorganization is subject to the satisfaction of certain conditions, including the execution by Cullen and Pioneer of investment subadvisory agreements whereby Cullen would serve as subadviser to the Pioneer Value Fund, the performance by Pioneer Value Fund of all its obligations under the Agreement and Plan of Reorganization and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Sections 6 and 8 of the Agreement and Plan of Reorganization, attached as EXHIBIT A).

The obligation of Pioneer Value Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including your fund's performance of all of its obligations under the Agreement and Plan of Reorganization, the receipt of certain documents and financial statements from your fund and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Sections 7 and 8 of the Agreement and Plan of Reorganization, attached as EXHIBIT A).

The obligations of both funds are subject to the approval of the Agreement and Plan of Reorganization by the necessary vote of the outstanding shares of your fund, in accordance with the provisions of your fund's declaration of trust and by-laws and applicable law. The funds' obligations are also subject to the receipt of a favorable opinion of Wilmer Cutler Pickering Hale and Dorr LLP as to the federal income tax consequences of the reorganization (see Section 8 of the Agreement and Plan of Reorganization, attached as EXHIBIT A).

TERMINATION OF AGREEMENT. The board of either your fund or Pioneer Value Fund may terminate the Agreement and Plan of Reorganization (even if the shareholders of your fund have already approved it) at any time before the closing date of the reorganization, if that board believes in good faith that proceeding with the reorganization would no longer be in the best interests of shareholders.

EXPENSES OF THE REORGANIZATION. Pioneer will pay all of the expenses of Cullen Fund and Pioneer Value Fund associated with the preparation, printing and mailing of any shareholder communications, including this combined proxy statement and prospectus, and any filings with the SEC and other governmental agencies in connection with the reorganization.

CAPITALIZATION

The following table sets forth the capitalization of each fund as of [ , 2004], and the PRO FORMA combined capitalization of both funds as if the reorganization had occurred on that date. This table reflects the pro forma ratios of one Class A share of Pioneer Value Fund being issued for each share of your fund. The exchange ratio will remain 1:1 on the closing date of the reorganization.

                                    [ ], 2004

                                                               PIONEER VALUE FUND
                            CULLEN FUND   PIONEER VALUE FUND       PRO FORMA
                            -----------   ------------------   ------------------
Net Assets                   $ million          N/A                $ million
Net Asset Value Per Share       [ ]             N/A                   [ ]
Shares Outstanding              [ ]             N/A                   [ ]

It is impossible to predict how many shares of Pioneer Value Fund will actually be received and distributed by your fund on the reorganization date. The table should not be relied upon to determine the amount of Pioneer Value Fund's shares that will actually be received and distributed.

                      BOARDS' EVALUATION AND RECOMMENDATION

For the reasons described above, the board of trustees of your fund, including the trustees who are not "interested persons" of your fund or Cullen ("independent trustees"), approved the reorganization. In particular, the board of trustees determined that the reorganization is in the best interests of your fund. Similarly, the board of trustees of Pioneer Value Fund, including its independent trustees, approved the reorganization. They also determined that the reorganization is in the best interests of Pioneer Value Fund.

THE TRUSTEES OF YOUR FUND RECOMMEND THAT THE SHAREHOLDERS OF YOUR FUND VOTE FOR THE PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION.

                         VOTING RIGHTS AND REQUIRED VOTE

          Each share of your fund is entitled to one vote. A quorum is required to conduct business at the meeting. The presence in person or by proxy of a [majority] of shareholders entitled to cast votes at the meeting will constitute a quorum. Approval of the proposal described above requires the affirmative vote of a [majority of the shares of your fund outstanding and entitled to vote]. For this purpose, a majority of the outstanding shares of your fund means the vote of the lesser of:

(1) 67% or more of the shares present at the meeting, if the holders of more than 50% of the shares of the fund are present or represented by proxy, or

(2) more than 50% of the outstanding shares of the fund.

        SHARES                     QUORUM                                       VOTING
-----------------------   ------------------------   ---------------------------------------------------------------
In General                All shares "present" in    Shares "present" in person will be voted in person at the
                          person or by proxy are     meeting. Shares present by proxy will be voted in accordance
                          counted toward a quorum.   with instructions.

Proxy with no Voting      Considered "present" at    Voted "for" the proposal.
Instruction (other than   meeting for purposes of
Broker Non-Vote)          quorum.

Broker Non-Vote           Considered "present" at    Broker non-votes do not count as a vote "for" and effectively
(where the underlying     meeting for purposes of    result in a vote "against."
holder had not voted      quorum.
and the broker does not
have discretionary
authority to vote the
shares)

Vote to Abstain           Considered "present" at    Abstentions do not constitute a vote "for" and effectively result

          If the required approval of shareholders is not obtained, the meeting may be adjourned as more fully described in this combined proxy statement and prospectus, and your fund will continue to engage in business as a separate mutual fund and the board of trustees will consider what further action may be appropriate.

                 ADDITIONAL INFORMATION ABOUT THE PIONEER FUNDS

INVESTMENT ADVISER

Pioneer serves as the investment adviser to the Pioneer Value Fund. Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of September 30, 2004, assets under management were approximately $155 billion worldwide, including over $36 billion in assets under management by Pioneer. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. Pioneer's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928.

The board of trustees of the Pioneer funds is responsible for overseeing the performance of each of Pioneer fund's investment adviser and subadviser and determining whether to approve and renew the fund's investment management agreement and the sub-advisory agreements. For a discussion of these contracts, see "Material Provisions of the Management Agreements and the Sub-Advisory Agreements" below.

Pioneer has received an order (the "Exemptive Order") from the SEC that permits Pioneer, subject to the approval of the Pioneer funds' board of trustees, to hire and terminate a subadviser or to materially modify an existing subadvisory agreement for a Pioneer fund without shareholder approval. Pioneer retains the ultimate responsibility to oversee and recommend the hiring, termination and replacement of any subadviser. To the extent that the SEC adopts a rule which would supersede the Exemptive Order, Pioneer and the Pioneer funds intend to rely on such rule to permit Pioneer, subject to the approval of the Pioneer funds' board of trustees and any other applicable conditions of the rule, to hire and terminate a subadviser or to materially modify an existing subadvisory agreement for a Pioneer fund without shareholder approval. This means that Pioneer could remove Cullen and replace it without the approval of Pioneer Value Fund shareholders. However, Pioneer has no current intention to replace Cullen as subadviser for any of the Pioneer funds.

INVESTMENT SUBADVISER

Cullen will serve as the investment subadviser to the Pioneer Value Fund. Cullen is located at 645 Fifth Avenue, New York, New York, 10022. As of September 30, 2004, assets under management were approximately $[______].

BUYING, EXCHANGING AND SELLING SHARES OF THE PIONEER FUNDS

NET ASSET VALUE. Pioneer Value Fund's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. The Pioneer Value Fund calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

Pioneer Value Fund generally values its portfolio securities using closing market prices or readily available market quotations. The fund may value securities using their fair value in some circumstances, pursuant to procedures approved by the fund's trustees. Fair value of a security is determined on the basis of factors in addition to market value.

When valuing fixed income securities with remaining maturities of more than 60 days, the fund uses the value of the security provided by a pricing service. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing. The fund also may use the fair value of a security, including a non-U.S. security, when closing prices are not available or Pioneer determines that the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security due to factors affecting one or more relevant securities markets or the specific issuer. The use of fair value pricing by the fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using closing market prices.

OPENING YOUR ACCOUNT. If your shares are held in your investment firm's name, the options and services available to you may be different from those described herein or in the Pioneer Value Fund's prospectus. Ask your investment professional for more information.

If you invest in Pioneer Value Fund through investment professionals or other financial intermediaries, including wrap programs and fund supermarkets, additional conditions may apply to your investment in a Pioneer fund, and the investment professional or intermediary may charge you a transaction-based or other fee for its services. These conditions and fees are in addition to those imposed by the Pioneer fund and its affiliates. You should ask your investment professional or financial intermediary about its services and any applicable fees.

ACCOUNT OPTIONS. Use your account application to select options and privileges for your account. You can change your selections at any time by sending a completed account options form to the transfer agent. You may be required to obtain a signature guarantee to make certain changes to an existing account.

Call or write to the Pioneer funds' transfer agent for account applications, account options forms and other account information:

PIONEER INVESTMENT MANAGEMENT SHAREHOLDER SERVICES, INC.
P.O. Box 55014
Boston, Massachusetts 02205-5014
Telephone 1-800-225-6292

TELEPHONE TRANSACTION PRIVILEGES. If your account is registered in your name, you can buy, exchange or sell shares of the Pioneer funds by telephone. If you do not want your account to have telephone transaction privileges, you must indicate that choice on your account application or by writing to the transfer agent.

When you request a telephone transaction the transfer agent will try to confirm that the request is genuine. The transfer agent records the call, requires the caller to provide the personal identification number for the account and sends you a written confirmation. Each Pioneer fund may implement other confirmation procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party.

ONLINE TRANSACTION PRIVILEGES. If your account is registered in your name, you may be able to buy, exchange or sell fund shares online. Your investment firm may also be able to buy, exchange or sell your Fund shares online.

To establish online transaction privileges complete an account options form, write to the transfer agent or complete the online authorization screen on WWW.PIONEERFUNDS.COM.

To use online transactions, you must read and agree to the terms of an online transaction agreement available on the Pioneer website. When you or your investment firm requests an online transaction the transfer agent electronically records the transaction, requires an authorizing password and sends a written confirmation. The Pioneer funds may implement other procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party. You may not be able to use the online transaction privilege for certain types of accounts, including most retirement accounts.

SHARE PRICE. If you place an order with your investment firm before the New York Stock Exchange closes and your investment firm submits the order to Pioneer Funds Distributor, Inc. ("PFD") prior to PFD's close of business (usually 5:30 p.m. Eastern time), your share price will be calculated that day. Otherwise, your price per share will be calculated at the close of the New York Stock Exchange after the distributor receives your order. Your investment firm is responsible for submitting your order to the distributor.

BUYING PIONEER FUND SHARES. You may buy shares of a Pioneer fund from any investment firm that has a sales agreement with PFD. If you do not have an investment firm, please call 1-800-225-6292 for information on how to locate an investment professional in your area.

You can buy shares of the Pioneer funds at the offering price. The distributor may reject any order until it has confirmed the order in writing and received payment. The fund reserves the right to stop offering any class of shares.

MINIMUM INVESTMENT AMOUNTS. Your initial investment must be at least $1,000. Additional investments must be at least $100 for Class A shares and $500 for Class C shares. You may qualify for lower initial or subsequent investment minimums if you are opening a retirement plan account, establishing an automatic investment plan or placing your trade through your investment firm. The minimum investment amount does not apply for purposes of the reorganization.

EXCHANGING PIONEER FUND SHARES. You may exchange your shares in a Pioneer fund for shares of the same class of another Pioneer mutual fund. Your exchange request must be for at least $1,000 unless the fund you are exchanging into has a different minimum. Each Pioneer fund allows you to exchange your shares at net asset value without charging you either an initial or contingent deferred sales charge at the time of the exchange. An exchange generally is treated as a sale and a new purchase of shares for federal income tax purposes. Shares you acquire as part of an exchange will continue to be subject to any contingent deferred sales charge that applies to the shares you originally purchased. When you ultimately sell your shares, the date of your original purchase will determine your contingent deferred sales charge.

SELLING PIONEER FUND SHARES. Your shares will be sold at net asset value per share next calculated after the Pioneer Value Fund receives your request in good order. If the shares you are selling are subject to a deferred sales charge, it will be deducted from the sale proceeds. The Pioneer Value Fund generally will send your sale proceeds by check, bank wire or electronic funds transfer. Normally you will be paid within seven days. If you are selling shares from a non-retirement account or certain IRAs, you may use any of the methods described below. If you are selling shares from a retirement account other than an IRA, you must make your request in writing.

You may have to pay federal income taxes on a sale or an exchange or any distributions received in cash or additional shares.

     Good Order means that:

     o    You have provided adequate instructions

     o    There are no outstanding claims against your account

     o    There are no transaction limitations on your account

     o If you have any Pioneer fund share certificates, you submit them and they are signed by each record owner exactly as the shares are registered

     o    Your request includes a signature guarantee if you:

          oo Are selling over $100,000 or exchanging over $500,000 worth of shares oo Changed your account registration or address within the last 30 days oo Instruct the transfer agent to mail the check to an address different from the one on your account

          oo   Want the check paid to someone other than the account owner(s)

          oo Are transferring the sale proceeds to a Pioneer mutual fund account with a different registration

          MATERIAL PROVISIONS OF THE MANAGEMENT AGREEMENTS AND THE SUB-
                               ADVISORY AGREEMENT

MANAGEMENT AGREEMENT-CULLEN FUND

The following is a summary of the material terms of the Cullen fund's existing investment advisory agreement with Cullen (the "Cullen Advisory Agreement").

SERVICES. Under the terms of the Cullen Advisory Agreement, Cullen manages the Cullen Fund's investments and business affairs, subject to the supervision of the board of trustees. At its expense, Cullen provides office space and all necessary office facilities, equipment and personnel for managing the investments of the Funds.

COMPENSATION. As compensation under the Cullen Advisory Agreement, the Cullen Fund pays Cullen a monthly advisory fee at an annual rate of 1.00% of the Fund's average daily net assets. In addition, Cullen has agreed to reimburse the Cullen Fund to the extent that your fund's total annual expenses, other than taxes, interest and extraordinary litigation expenses, during any of the Fund's fiscal years, exceed 2.00 % of its average daily net asset value in such year. Brokers' commissions and other charges relative to the purchase and sale of portfolio securities are not regarded as expenses.

The table below shows gross advisory fees paid by the Cullen Fund and any expense reimbursements by Cullen during the fiscal year ended June 30, 2004:

                           CULLEN  FUND
                           Advisory Fee   $ [________]

TERM. The Cullen Advisory Agreement continues in effect for successive annual periods, subject to the annual approval of its continuance as described below under "Termination, Continuance and Amendment."

LIMITATION OF LIABILITY. The Cullen Advisory Agreement provides that Cullen shall not be subject to liability to your fund or to any shareholder of your fund for any loss suffered by your fund or its shareholders from or as a consequence of any act or omission of Cullen, or of any of the partners, employees or agents of Cullen, in connection with or pursuant to the agreement, except by reason of willful misfeasance, bad faith or gross negligence on the part of Cullen in the performance of its duties or by reason of reckless disregard by Cullen of its obligations and duties under the agreement.

TERMINATION, CONTINUANCE AND AMENDMENT. The Cullen Advisory Agreement continues from year to year subject to approval of its continuance at least annually by the vote of (1) a majority of your fund's independent trustees, in each case cast in person at a meeting called for the purpose of voting on such approval or
(2) a majority of the outstanding voting securities (as that phrase is defined in Section 2(a)(42) of the investment Company Act) of your fund. The contract may be terminated at any time without penalty on 60 days' written notice by the trustees, by a vote of a majority of your fund's outstanding voting securities, or by Cullen. The contract terminates automatically in the event of its assignment.

MANAGEMENT AGREEMENT - PIONEER VALUE FUND

The following is a summary of the material terms of the Pioneer Value Fund's investment management agreement with Pioneer (the "Pioneer Management Agreement").

SERVICES. Under the Pioneer Management Agreement, Pioneer, subject to the direction of the trustees, provides the fund with a continuous investment program for the management of its assets, consistent with the fund's investment objective and policies. Pioneer provides for such investment program through the retention of Cullen as subadviser. In addition, Pioneer:

o pays the fee of Cullen as subadviser and supervises Cullen's activities as subadviser;

o advises the fund in connection with policy decisions to be made by the trustees;

o    provides day-to-day administration; and

o provides required reports and recommendations to the trustees and maintains the records of the fund.

Under the Pioneer Management Agreement, Pioneer pays all expenses not specifically assumed by the fund where such expenses are incurred by Pioneer or the fund in connection with the management of the affairs of, and the investment and reinvestment of the assets of, the fund. Under the Pioneer Management Agreement, the fund assumes the following expenses: (a) charges and expenses for fund accounting, pricing and appraisal services and related overhead, including, to the extent such services are performed by personnel of Pioneer or its affiliates, office space and facilities and personnel compensation, training and benefits; (b) the charges and expenses of the independent auditors; (c) the charges and expenses of any custodian, transfer agent, plan agent, dividend disbursing agent and registrar appointed by the fund; (d) issue and transfer taxes chargeable to the fund in connection with securities transactions to which the fund is a party; (e) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and corporate fees payable by the fund to federal, state or other governmental agencies; (f) fees and expenses involved in registering and maintaining registrations of the fund and/or its shares with federal regulatory agencies, state or blue sky securities agencies and foreign jurisdictions, including the preparation of prospectuses and statements of additional information for filing with such regulatory authorities; (g) all expenses of shareholders' and trustees' meetings and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (h) charges and expenses of legal counsel to the fund and the trustees; (i) any distribution fees paid by the fund in accordance with Rule 12b-1 under the Investment Company Act; (j) compensation of those trustees of the fund who are not affiliated with or interested persons of Pioneer, the fund (other than as trustees), Pioneer Investment Management USA Inc. or PFD; (k) the cost of preparing and printing share certificates; and (l) interest on borrowed money, if any and (m) expenses incurred (i) as a result of a change in the law or regulations, (ii) as a result of a mandate from the board of trustees with associated costs of a character generally assumed by similarly structured investment companies or (iii) that is similar to the expenses listed in the existing contract.

COMPENSATION. The Pioneer Value Fund pays an investment management fee, accrued daily and paid monthly in arrears, to Pioneer equal on an annual basis to 0.70% of the average daily net assets of the fund up to $1 billion, 0.65% of the average daily net assets of the fund greater than $1 billion and less than or equal to $2 billion, 0.60% of the average daily net assets of the fund greater than $2 billion and less than or equal to $3 billion, and 0.55% of the average daily net assets of the fund over $3 billion. Because the Pioneer Value Fund is not operational and do not expect to be operational until the consummation of the reorganization, the fund has not yet paid any management fees.

As described above, Pioneer has agreed to limit, until the second anniversary of the closing of the reorganization, Class A expenses (other than extraordinary expenses) of Pioneer Value Fund to 1.25% of the average daily net assets attributable to the Class A shares of the Pioneer Value Fund by not imposing all or a portion of its management fee and, if necessary, limiting other ordinary operating expenses of the Pioneer Value Fund.

Term. The Pioneer Management Agreement will take effect on the closing date of the reorganization and will remain in effect for two years. Thereafter, the Pioneer Management Agreement will continue in effect from year to year subject to the annual approval of its continuance as described below under "Termination, Continuance and Amendment."

Limitation of Liability. The Pioneer Management Agreement provides that Pioneer is not liable for any error of judgment or mistake of law or for any loss sustained by reason of the adoption of any investment policy or the purchase, sale, or retention of any security on the recommendation of Pioneer, whether or not such recommendation shall have been based upon its own investigation and research or upon investigation and research made by any other individual, firm or corporation, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the agreement.

TERMINATION, CONTINUANCE AND AMENDMENT. Except as described above, the Pioneer Management Agreement continues from year to year subject to annual approval of its continuance by (1) a majority of the independent trustees, cast in person at a meeting called for the purpose of voting on such approval, or (2) by a majority of the fund's outstanding voting securities, as defined in the Investment Company Act. The contract may be terminated at any time without penalty on 60 days' written notice by the trustees, by a vote of a majority of the fund's outstanding voting securities, or by Pioneer. The contract terminates automatically in the event of its assignment.

SUB-ADVISORY AGREEMENT - PIONEER VALUE FUND

Cullen will serve as subadviser to the Pioneer Value Fund pursuant to a sub-advisory agreement among the fund, Pioneer and Cullen (as defined previously above, the a "Sub-Advisory Agreement"). The following is a summary of certain of the material terms of the Sub-Advisory Agreement.

SERVICES. Under the Sub-Advisory Agreement, Cullen will, subject to the supervision of Pioneer and the board of trustees of the fund, regularly provide the fund with investment research, advice and supervision and shall furnish continuously an investment program for the fund, consistent with the investment objective and policies of the fund. Cullen will also provide assistance to Pioneer with respect to the voting of proxies for the fund as Pioneer may request. Cullen shall maintain certain books and records with respect to the fund's securities transactions and will cooperate with and provide reasonable assistance to Pioneer, the fund, and the fund's other agents and representatives with respect to requests for information and preparation of regulatory filings and reports. Cullen will bear its own costs of providing services under the Sub-Advisory Agreement.

COMPENSATION. Pioneer will pay Cullen a monthly fee equal on an annual basis to 0.35% of average daily net assets up to $1 billion, 0.325% of the average daily net assets of the fund greater than $1 billion and less than or equal to $2 billion, 0.30% of the average daily net assets of the fund greater than $2 billion and less than or equal to $3 billion, and 0.275% of the average daily net assets of the fund over $3 billion.

LIMITATION OF LIABILITY. The Sub-Advisory Agreement provides that Cullen shall not be liable to Pioneer or the fund for any losses, claims, damages, liabilities or litigation incurred or suffered by Pioneer or the fund as a result of any error of judgment or mistake of law by Cullen with respect to the fund, except that Cullen shall be liable for and shall indemnify Pioneer and the fund from any loss arising out of or based on (i) Cullen being in violation of any applicable federal or state law, rule or regulation or any investment policy or restriction set forth in the fund's prospectus or statement of additional information or any written policies, procedures, guidelines or instructions provided in writing to Cullen by the trustees of the fund or Pioneer, (ii) Cullen causing the fund to fail to satisfy the diversification or source of income requirements of Subchapter M of the Code by reason of an act or omission of Cullen, unless acting at the direction of Pioneer, (iii) Cullen's willful misfeasance, bad faith or gross negligence generally in the performance of its duties hereunder or its reckless disregard of its obligations and duties under the Sub-Advisory Agreement, or (iv) the fund being in violation of any applicable federal or state law, rule or regulation or any written policies, procedures, guidelines or instructions provided in writing to Cullen by the trustees of the fund or Pioneer by reason of any action or inaction by Cullen.

TERM AND TERMINATION. The Sub-Advisory Agreement shall remain in force provided its continuance is approved prior to [__________] by either (1) a majority vote of the Board or (2) the affirmative vote of a majority of the outstanding voting securities of the fund, and a majority of the independent trustees. The Sub-Advisory Agreement may be terminated at any time on not more than sixty (60) days' nor less than thirty (30) days' written notice without penalty by (a) Pioneer, (b) the fund's board of trustees, (c) a majority of the fund's outstanding voting securities, as defined in the Investment Company Act, or (d) Cullen. The Sub-Investment Management Contract shall automatically terminate in the event of its assignment or upon termination of the Pioneer Management Agreement.

PIONEER VALUE FUND'S CLASS A RULE 12B-1 PLAN

As described above, the Pioneer Value Fund has adopted a Rule 12b-1 plan for its Class A shares (the "Class A Plan" or the "Plan"). Because the 12b-1 fees payable under the Plan are an ongoing expense, over time they may increase the cost of your investment and your shares may cost more than shares that are not subject to a distribution or service fee or sales charge.

COMPENSATION AND SERVICES. The Class A Plan is a reimbursement plan, and distribution expenses of PFD are expected to substantially exceed the distribution fees paid by the fund in a given year. Pursuant to the Class A Plan the fund reimburses PFD for its actual expenditures to finance any activity primarily intended to result in the sale of Class A shares or to provide services to holders of Class A shares, provided the categories of expenses for which reimbursement is made are approved by the board of trustees. The expenses of the fund pursuant to the Class A Plan are accrued daily at a rate which may not exceed the annual rate of 0.25% of the fund's average daily net assets attributable to Class A shares.

TRUSTEE APPROVAL AND OVERSIGHT. The Plan was approved by the board of trustees of the Pioneer Value Fund, including a majority of the independent trustees, by votes cast in person at meetings called for the purpose of voting on the Plan on August 8, 2004. Pursuant to the Plan, at least quarterly, PFD will provide the fund with a written report of the amounts expended under the Plan and the purpose for which these expenditures were made. The trustees review these reports on a quarterly basis to determine their continued appropriateness.

TERM, TERMINATION AND AMENDMENT. The Plan's adoption, terms, continuance and termination are governed by Rule 12b-1 under the 1940 Act. The board of trustees believes that there is a reasonable likelihood that the Plan will benefit the fund and its current and future shareholders. The Plan may not be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the fund affected thereby, and material amendments of the Plan must also be approved by the trustees as provided in Rule 12b-1.

                              FINANCIAL HIGHLIGHTS

This table shows the financial performance for the fiscal years indicated. It is intended to help you understand your fund's financial results for a single fund share. "Total return" shows how much your investment in the Cullen Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information for the fiscal year ended June 30,
of each year has been audited by [                         ], your funds'
independent auditors. Their report and the Cullen Fund's financial statements are included in their annual and semi-annual reports, which are available upon request.

                                [TO BE PROVIDED]

                       INFORMATION CONCERNING THE MEETING

SOLICITATION OF PROXIES

In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by the trustees, officers and employees of your fund; by personnel of your fund's investment adviser, Cullen, by the Pioneer Value Fund's investment adviser, Pioneer, Pioneer Value Fund's transfer agent, PIMSS, or by broker-dealer firms. Pioneer and its affiliates, together with a third party solicitation firm, has agreed to provide proxy solicitation services to the Cullen Fund at a cost of approximately $_____. Pioneer will bear the cost of such solicitation.

REVOKING PROXIES

A Cullen Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:

o By filing a written notice of revocation with your fund's transfer agent, [_________], or


o By returning a duly executed proxy with a later date before the time of the meeting, or

o If a shareholder has executed a proxy but is present at the meeting and wishes to vote in person, by notifying the secretary of your fund (without complying with any formalities) at any time before it is voted.

     Being present at the meeting alone does NOT revoke a previously executed and returned proxy.

OUTSTANDING SHARES AND QUORUM

As of [_____________], [___________] shares of beneficial interest of the Cullen Fund were outstanding. Only shareholders of record on [________], (the "record date") are entitled to notice of and to vote at the meeting. The presence in person or by proxy by the majority of shareholders of your fund entitled to cast votes at the meeting will constitute a quorum.

OTHER BUSINESS

Your fund's board of trustees knows of no business to be presented for consideration at the meeting other than the four reorganization proposals. If other business is properly brought before the meeting, proxies will be voted according to the best judgment of the persons named as proxies.

ADJOURNMENTS

If, by the time scheduled for the meeting, a quorum of shareholders is not present or if a quorum is present but sufficient votes "for" the proposal have not been received, the persons named as proxies may propose one or more adjournments of the meeting with respect to one or more of the Cullen Fund to another date and time, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice. Any such adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the meeting to be adjourned. The persons named as proxies will vote all proxies in favor of the adjournment that voted in favor of the proposal or that abstained. They will vote against such adjournment those proxies required to be voted against the proposal. Broker non-votes will be disregarded in the vote for adjournment. If the adjournment requires setting a new record date or the adjournment is for more than 120 days of the original meeting (in which case the board of trustees of your fund will set a new record date), your fund will give notice of the adjourned meeting to its shareholders.

                         OWNERSHIP OF SHARES OF THE FUND

To the knowledge of your fund, as of [ ], 2004, the following persons owned of record or beneficially 5% or more of the outstanding shares of the Cullen Value Fund. No shares of the Pioneer Cullen Value Fund were outstanding as of that date.

---------------------------------------------------
                 Cullen Value Fund
---------------------------------------------------
Name and Address   % Ownership*   Type of Ownership
----------------   ------------   -----------------

                         %             Record

                         %             Record
                         %             Record

* Percentage ownership also represents pro-forma percentage ownership of the corresponding Pioneer Fund.

As of [ ], 2004, the trustees and officers of your fund, as a group, owned in the aggregate approximately ___% of the _________ shares of the Cullen Value Fund outstanding on such date. The trustees and officers of the Pioneer Value Fund, as a group, owned in the aggregate less than 1% of the outstanding shares of Pioneer Value Fund.

                                     EXPERTS

The financial statements and the financial highlights of the Cullen Fund for the fiscal year ended June 30, 2004 are incorporated by reference into this prospectus and proxy statement. The financial statements and financial highlights for the Cullen Value Fund have been independently audited by
[                   ] as stated in their reports appearing in the statement
of additional information. These financial statements and financial highlights have been included in reliance on their reports given on their authority as experts in accounting and auditing.

                              AVAILABLE INFORMATION

The Cullen Fund and the Pioneer Value Fund are subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act and file reports, proxy statements and other information with the Securities and Exchange Commission. These reports, proxy statements and other information filed by the Funds can be inspected and copied (for a duplication fee) at the public reference facilities of the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C. Copies of these materials can also be obtained by mail from the Public Reference Section of the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

            EXHIBIT A - FORM OF AGREEMENT AND PLAN OF REORGANIZATION


                      AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "AGREEMENT") is made this __ day of October, 2004, by and between Pioneer Series Trust III, a Delaware statutory trust (the "ACQUIRING TRUST") on behalf of its series Pioneer Cullen Value Fund (the "ACQUIRING FUND"), with its principal place of business at 60 State Street, Boston, Massachusetts 02109, and Cullen Funds Trust, a Delaware statutory trust ("CULLEN TRUST"), on behalf of its series, Cullen Value Fund (the "ACQUIRED FUND"), a series of Cullen Trust with its principal place of business at 645 Fifth Avenue, New York, New York 10022. The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the "FUNDS" and individually as a "FUND."

This Agreement is intended to be and is adopted as a plan of "reorganization" as such term is defined in Section 368(a) (1)(F) of the United States Internal Revenue Code of 1986, as amended (the "CODE"). The reorganization (the "REORGANIZATION") will consist of (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for (A) the issuance of Class A shares of beneficial interest of the Acquiring Fund (collectively, the "ACQUIRING FUND SHARES" and each, an "ACQUIRING FUND SHARE") to the Acquired Fund, and (B) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund or the Cullen Trust attributable to the Acquired Fund, whether accrued, absolute, contingent or otherwise (collectively, the "ASSUMED LIABILITIES"), and (2) the distribution by the Acquired Fund, on or promptly after the closing date of the Reorganization as provided herein (the "CLOSING DATE"), of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and termination of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquiring Trust and Cullen Trust are each registered investment companies classified as management companies of the open-end type, and the Acquired Fund owns securities that are generally assets of the character in which the Acquiring Fund is permitted to invest.

WHEREAS, the Acquiring Fund is authorized to issue shares of beneficial interest.

WHEREAS, the Board of Trustees of Cullen Trust has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares, and the assumption of the Assumed Liabilities of the Acquired Fund by the Acquiring Fund are in the best interests of the Acquired Fund shareholders.

WHEREAS, the Board of Trustees of Acquiring Trust has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares, and the assumption of the Assumed Liabilities of the Acquired Fund by the Acquiring Fund are in the best interests of the Acquiring Fund shareholders.

NOW, THEREFORE, in consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF THE ASSUMED LIABILITIES; LIQUIDATION AND TERMINATION OF THE ACQUIRED FUND.

     1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund will transfer all of its assets as set forth in Paragraph 1.2 (the "ACQUIRED ASSETS") to the Acquiring Fund free and clear of all liens and encumbrances (other than those arising under the Securities Act of 1933, as amended (the "SECURITIES ACT"), with respect to privately placed or other restricted securities the Acquired Fund may have acquired, liens for taxes not yet due and contractual restrictions on the transfer of the Acquired Assets) and the Acquiring Fund agrees in exchange therefor: (i) to issue to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined in the manner set forth in Paragraph 2.2; and (ii) to assume the Assumed Liabilities, as set forth in Paragraph 1.3. Such transactions shall take place at the Closing (as defined in Paragraph 3.1 below).

     1.2 (a) The Acquired Assets shall consist of all of the Acquired Fund's property, including, without limitation, all portfolio securities and instruments, dividends and interest receivables, cash, goodwill, contractual rights of the Acquired Fund (to the extent transferable) or Cullen Trust in respect of the Acquired Fund, all other intangible property owned by the Acquired Fund, originals or copies of all books and records of the Acquired Fund, and all other assets of the Acquired Fund on the Closing Date. The Acquiring Fund shall also be entitled to receive (or to the extent agreed upon between Cullen Trust and the Acquiring Trust, be provided access to) copies of all records that Cullen Trust is required to maintain under the Investment Company Act of 1940, as amended (the "INVESTMENT COMPANY ACT") and the rules of the Securities and Exchange Commission (the "COMMISSION") thereunder to the extent such records pertain to the Acquired Fund.

          (b) The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund's securities and other assets as of the date of execution of this Agreement, and the Acquiring Fund has provided the Acquired Fund with a copy of the current fundamental investment policies and restrictions and fair value procedures applicable to the Acquiring Fund. The Acquired Fund reserves the right to sell any of such securities or other assets before the Closing Date (except to the extent sales may be limited by representations of the Acquired Fund contained herein and made in connection with the issuance of the tax opinion provided for in Paragraph 8.5 hereof), but will not, without the prior approval of the Acquiring Fund, acquire any additional securities of the type in which the Acquiring Fund is not permitted to invest in accordance with its fundamental investment policies and restrictions. The Acquired Fund will notify the Acquiring Fund on the fifth day prior to the Closing Date if the Acquired Fund has purchased since the date of this Agreement any securities that are valued at "fair value" under the valuation procedures of the Acquired Fund and will promptly notify the Acquiring Fund if between said fifth day prior to the Closing date and the Closing Date if the Acquired Fund purchases any securities that are valued at "fair value."

     1.3 The Acquired Fund will use commercially reasonable efforts to discharge all the Acquired Fund's known liabilities and obligations that are or will become due prior to the Closing. The Acquiring Fund shall assume all of the Assumed Liabilities at Closing.

     1.4 On or as soon after the Closing Date as is conveniently practicable (the "LIQUIDATION DATE"), Cullen Trust shall liquidate the Acquired Fund and distribute pro rata to its shareholders of record (the "ACQUIRED FUND SHAREHOLDERS"), determined as of the close of regular trading on the New York Stock Exchange on the Closing Date, the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph 1.1 hereof. Such liquidation and distribution will be accomplished by Cullen Trust instructing the Acquiring Fund to transfer the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund established and maintained by the Acquiring Fund's transfer agent in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such Acquired Fund Shareholders. Fractional shares shall be carried to the third decimal place. Cullen Trust shall promptly provide the Acquiring Fund with evidence of such liquidation and distribution. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

     1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent for its Class A shares. The Acquired Fund Shareholders holding certificates representing their ownership of common shares of the Acquired Fund shall be entitled to surrender such certificates to the transfer agent for the Acquiring Fund or deliver to the transfer agent for the Acquiring Fund an affidavit with respect to lost certificates in such form and accompanied by such surety bonds as the Acquired Fund may require (collectively, an "AFFIDAVIT"), to Pioneer Investment Management Shareholder Services, Inc. prior to the Closing Date. Any Acquired Fund Share certificate which remains outstanding on the Closing Date shall be deemed to be cancelled, shall no longer evidence ownership of shares of beneficial interest of the Acquired Fund.

     1.6 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.7 The Acquired Fund shall effect, following the Closing Date, the transfer of the Acquired Assets by the Acquired Fund to the Acquiring Fund, the assumption of the Assumed Liabilities by the Acquiring Fund, and the distribution of the Acquiring Fund Shares by the Acquired Fund to the Acquired Fund Shareholders pursuant to Paragraph 1.4, and the Acquired Fund, as soon as reasonably practicable thereafter, shall be terminated as a series of Cullen Trust under the laws of the State of Delaware and in accordance with Cullen Trust's Declaration of Trust and By-Laws.

     1.8 Any reporting responsibility of Cullen Trust with respect to the Acquired Fund for taxable periods ending on or before the Closing Date, including, but not limited to, the responsibility for filing of regulatory reports, Tax Returns (as defined in Paragraph 4.1), or other documents with the Commission, any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of Cullen Trust.

2.   VALUATION

     2.1 The NAV of the Acquiring Fund Shares and the NAV of the Acquired Assets shall, in each case, be determined as of the close of business (4:00 p.m., Eastern time) on the Closing Date (the "VALUATION TIME"). The NAV of each Acquiring Fund Share shall be computed by Pioneer Investment Management, Inc. (the "ACQUIRING FUND ADVISER") in the manner set forth in the Acquiring Fund's Declaration of Trust (the "DECLARATION"), or By-Laws, and the Acquiring Fund's then-current prospectus and statement of additional information; provided, however, if the Acquiring Fund has no assets as of the Closing Date (other than a nominal amount of assets represented by shares issued to the Acquiring Fund Adviser, or its affiliate, as the initial shareholder of the Acquiring Fund), the NAV of each Acquiring Fund Share shall be the same as the NAV of each share of the Acquired Fund. The NAV of the Acquired Assets shall be computed by U.S. Bank, National Association (the "ACQUIRED FUND CUSTODIAN") by calculating the value of the Acquired Assets and by subtracting therefrom the amount of the liabilities of the Acquired Fund on the Closing Date included on the face of the Statement of Assets and Liabilities of the Acquired Fund delivered pursuant to
Section 5.7 (the "STATEMENT OF ASSETS AND LIABILITIES"), said assets and liabilities to be valued in the manner set forth in the Acquired Fund's then current prospectus and statement of additional information. The Acquiring Fund Adviser shall confirm the NAV of the Acquired Assets.

     2.2 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Assets and the assumption of the Assumed Liabilities shall be determined by the Acquiring Fund Adviser by dividing the NAV of the Acquired Assets, as determined in accordance with Paragraph 2.1, by the NAV of each Acquiring Fund Share, as determined in accordance with Paragraph 2.1.

     2.3 The Acquiring Fund and the Acquired Fund shall cause the Acquiring Fund Adviser and the Acquired Fund Custodian, respectively, to deliver a copy of its valuation report, reviewed by its independent accountants, to the other party at Closing. All computations of value shall be made by the Acquiring Fund Custodian (as defined below) and the Acquired Fund Custodian in accordance with its regular practice as custodian and pricing agent for the Acquiring Fund and the Acquired Fund, respectively.

3.   CLOSING AND CLOSING DATE

     3.1 The Closing Date shall be December [ ], 2004 or such later date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of 5:00 p.m. (Eastern time) on the Closing Date unless otherwise provided (the "CLOSING"). The Closing shall be held at the offices of Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts, or at such other place as the parties may agree.

     3.2 Portfolio securities that are not held in book-entry form in the name of the Acquired Fund Custodian as record holder for the Acquired Fund shall be presented by the Acquired Fund to Brown Brothers Harriman & Co. (the "ACQUIRING FUND CUSTODIAN") for examination no later than three business days preceding the Closing Date. Portfolio securities which are not held in book-entry form shall be delivered by the Acquired Fund to the Acquiring Fund Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Acquired Fund Custodian in book-entry form on behalf of the Acquired Fund shall be delivered to the Acquiring Fund by the Acquired Fund Custodian by recording the transfer of beneficial ownership thereof on the Acquired Fund Custodian's records.

     3.3 The Acquiring Fund Custodian shall deliver within one business day after the Closing a certificate of an authorized officer stating that: (a) the Acquired Assets have been delivered in proper form to the Acquiring Fund on the Closing Date, and (b) all necessary transfer taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made in conjunction with the delivery of portfolio securities as part of the Acquired Assets. Any cash delivered shall be in the form of currency or by the Acquired Fund Custodian crediting the Acquiring Fund's account maintained with the Acquiring Fund Custodian with immediately available funds by wire transfer pursuant to instruction delivered prior to Closing.

     3.4 In the event that on the Closing Date (a) the New York Stock Exchange is closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere is disrupted so that accurate appraisal of the NAV of the Acquiring Fund Shares or the Acquired Assets pursuant to Paragraph 2.1 is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.5 The Acquired Fund shall deliver at the Closing a list (which may be in electronic form) of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status and certificates of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares of beneficial interest of the Acquired Fund owned by each such Acquired Fund Shareholder as of the Valuation Time, certified by the President or a Secretary of Cullen Trust and its Treasurer, Secretary or other authorized officer (the "SHAREHOLDER LIST") as being an accurate record of the information (a) provided by the Acquired Fund Shareholders, (b) provided by the Acquired Fund Custodian, or (c) derived from Cullen Trust's records by such officers or one of Cullen Trust's service providers. The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4.   REPRESENTATIONS AND WARRANTIES

     4.1 Except as set forth on Schedule 4.1 hereto, Cullen Trust, on behalf of the Acquired Fund, represents, warrants and covenants to the Acquiring Fund, which representations, warrantees and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

          (a) The Acquired Fund is a duly established and designated series of Cullen Trust. Cullen Trust is a Delaware statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the statutory trust power to own all of its properties and assets and, subject to approval by the Acquired Fund Shareholders, to perform its obligations under this Agreement. The Acquired Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Each of Cullen Trust and the Acquired Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

          (b) Cullen Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is and on the Closing Date will be in full force and effect. The Acquired Fund is a diversified investment company under the Investment Company Act;

          (c) Cullen Trust is not in violation of, and the execution, delivery and (subject to the approval of this Agreement by the Acquired Fund Shareholders) performance of its obligations under this Agreement in respect of the Acquired Fund will not result in a violation of, any provision of Cullen Trust's Declaration of Trust or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquired Fund to which Cullen Trust is a party or by which the Acquired Fund or its assets are bound;

          (d) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against Cullen Trust or the Acquired Fund or any of the Acquired Fund's properties or assets. Cullen Trust knows of no facts which might form the basis for the institution of such proceedings. Except as disclosed on Schedule
4.1 to this Agreement (the "Disclosure Schedule"), neither Cullen Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects the Acquired Fund's business or its ability to consummate the transactions herein contemplated or would be binding upon the Acquiring Fund as the successor to the Acquired Fund and that could be reasonably expected to have an adverse effect on the Acquired Fund;

          (e) The Acquired Fund has no material contracts or other commitments (other than this Agreement, the Cullen Trust's constituent documents or agreements for the purchase and sale of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated at or prior to the Closing Date and no such termination will result in liability to the Acquired Fund (or the Acquiring
Fund);

          (f) The statement of assets and liabilities of the Acquired Fund, and the related statements of income and changes in net asset value as of and for the fiscal year ended June 30, 2004 has been audited by PricewaterhouseCoopers, independent certified public accountants, and are in accordance with GAAP consistently applied and fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such dates and the results of its operations for the periods indicated. The Statement of Assets and Liabilities of the Acquired Fund to be delivered as of the Closing Date pursuant to Paragraph
5.7 will be in accordance with GAAP consistently applied and will fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended. Except for the Assumed Liabilities, the Acquired Fund will not have any known or contingent liabilities on the Closing Date. As of the date hereof, no significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Acquired Fund has been disclosed or is required to be disclosed in the Acquired Fund's reports on Form N-SAR or Form N-CSR to enable the chief executive officer and chief financial officer or other officers of Cullen Trust to make the certifications required by the Sarbanes-Oxley Act of 2002, and no deficiency, weakness, fraud, change, event or other factor exists that will be required to be disclosed in the Acquiring Fund's Form N-CSR after the Closing Date;

          (g) Since June 30, 2004, except as specifically disclosed in the Acquired Fund's prospectus, statement of additional information as in effect on the date of this Agreement, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, business or prospects, or any incurrence by the Acquired Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (g) (but not for any other purpose of this Agreement including Paragraph 7.4), a change in NAV per share of the Acquired Fund arising out of its normal investment operations or a change in market values of securities in the Acquired Fund's portfolio or a change in net assets of the Acquired Fund as a result of redemptions shall not constitute a material adverse change;

          (h) (A) For each taxable year of its operation since its inception (including the current taxable year), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such and will qualify as such as of the Closing Date and will satisfy the diversification requirements of
Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d) of the Code. The Acquired Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquired Fund to fail to qualify as a regulated investment company under the Code;

               (B) Within the times and in the manner prescribed by law, the Acquired Fund has properly filed on a timely basis all Tax Returns that it was required to file, and all such Tax Returns were complete and accurate in all material respects. The Acquired Fund has not been informed by any jurisdiction that the jurisdiction believes that the Acquired Fund was required to file any Tax Return that was not filed; and the Acquired Fund does not know of any basis upon which a jurisdiction could assert such a position;

               (C) The Acquired Fund has timely paid, in the manner prescribed by law, all Taxes (as defined below), which were due and payable or which were claimed to be due (or adequate provision for such payment has been made in its financial statements in accordance with GAAP);

               (D) All Tax Returns filed by the Acquired Fund constitute complete and accurate reports of the respective Tax liabilities in all material respects and all attributes of the Acquired Fund or, in the case of information returns and payee statements, the amounts required to be reported, and accurately set forth all items required to be included or reflected in such returns in all material respects;

               (E) Except as set forth on the Disclosure Schedule, the Acquired Fund has not waived or extended any applicable statute of limitations relating to the assessment or collection of Taxes;

               (F) The Acquired Fund has not been notified that any examinations of the Tax Returns of the Acquired Fund are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Acquired Fund as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and no such deficiency has been proposed or threatened;

               (G) The Acquired Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Acquired Fund is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquired Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

               (H) The unpaid Taxes of the Acquired Fund for tax periods through the Closing Date do not exceed the accruals and reserves for Taxes (excluding accruals and reserves for deferred Taxes established to reflect timing differences between book and Tax income) set forth on the Statement of Assets and Liabilities, rather than in any notes thereto (the "Tax Reserves"). All Taxes that the Acquired Fund is or was required by law to withhold or collect have been duly withheld or collected and, to the extent required, have been timely paid to the proper governmental agency;

               (I) The Acquired Fund has delivered to the Acquiring Fund or made available to the Acquiring Fund complete and accurate copies of all Tax Returns of the Acquired Fund, together with all related examination reports and statements of deficiency for all periods not closed under the applicable statutes of limitations and complete and correct copies of all private letter rulings, revenue agent reports, information document requests, notices of proposed deficiencies, deficiency notices, protests, petitions, closing agreements, settlement agreements, pending ruling requests and any similar documents submitted by, received by or agreed to by or on behalf of the Acquired Fund. The Acquired Fund has disclosed on its federal income Tax Returns all positions taken therein that could give rise to a substantial understatement of federal income Tax within the meaning of Section 6662 of the Code;

               (J) The Acquired Fund has not undergone, has not agreed to undergo, and is not required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Acquired Fund will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date under Section 481(c) of the Code (or any corresponding or similar provision of state, local or foreign income Tax law);
(ii) "closing agreement" as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

               (K) The Acquired Fund has not taken or agreed to take any action that would prevent the Reorganization from constituting a reorganization qualifying under Section 368(a)(1)(F) of the Code. The Acquired Fund is not aware of any agreement, plan or other circumstance that would prevent the Reorganization from qualifying as a reorganization under Section 368(a)(1)(F) of the Code;

               (L) There are (and as of immediately following the Closing there will be) no liens on the assets of the Acquired Fund relating to or attributable to Taxes, except for Taxes not yet due and payable and those that are being contested in good faith;

               (M) The Tax bases of the assets of the Acquired Fund are accurately reflected on the Acquired Fund's Tax books and records;

               (N) The Acquired Fund has not incurred (or been allocated) an "overall foreign loss" as defined in Section 904(f)(2) of the Code which has not been previously recaptured in full as provided in Sections 904(f)(2) and/or 904(f)(3) of the Code;

               (O) The Acquired Fund is not a party to a gain recognition agreement under Section 367 of the Code;

               (P) The Acquired Fund does not own any interest in an entity that is characterized as a partnership for income tax purposes;

               (Q) The Acquired Fund's Tax attributes are not limited, and will not be limited as a result of the Reorganization, under the Code (including but not limited to any capital loss carry forward limitations under Sections 382 or 383 of the Code and the Treasury Regulations thereunder) or comparable provisions of state law; and

               (R) For purposes of this Agreement, "Taxes" shall mean all taxes, charges, fees, levies or other similar assessments or liabilities, including without limitation income, gross receipts, ad valorem, premium, value-added, excise, real property, personal property, sales, use, transfer, withholding, employment, unemployment, insurance, social security, business license, business organization, environmental, workers compensation, payroll, profits, license, lease, service, service use, severance, stamp, occupation, windfall profits, customs, duties, franchise and other taxes imposed by the United States of America or any state, local or foreign government, or any agency thereof, or other political subdivision of the United States or any such government, and any interest, fines, penalties, assessments or additions to tax resulting from, attributable to or incurred in connection with any tax or any contest or dispute thereof; and "Tax Returns" shall mean all reports, returns, declarations, statements or other information required to be supplied to a governmental or regulatory authority or agency, or to any other person, in connection with Taxes and any associated schedules or work papers produced in connection with such items.

          (i) The authorized capital of the Acquired Fund consists of an unlimited number of shares of beneficial interest, $.001 par value per share. All issued and outstanding shares of beneficial interest of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid, and have full voting rights and will be freely transferable. All of the issued and outstanding shares of beneficial interest of the Acquired Fund will, at the time of Closing, be held of record by the persons and in the amounts set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.5 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of the Acquired Fund, nor is there outstanding any security convertible into any of its shares of beneficial interest of the Acquired Fund;

          (j) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Assets, and full right, power and authority to sell, assign, transfer and deliver the Acquired Assets to the Acquiring Fund, and, upon delivery and payment for the Acquired Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act with respect to privately placed or otherwise restricted securities that the Acquired Fund may have acquired and such imperfections of title or encumbrances that do not detract from the value or use of the Acquired Assets subject thereto;

          (k) Subject to approval by the Acquired Fund Shareholders, Cullen Trust has the statutory trust power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of Cullen Trust's Board of Trustees, and, subject to the approval of the Acquired Fund Shareholders, assuming due authorization, execution and delivery by the Acquiring Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to the effect of bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (l) The information to be furnished by the Acquired Fund to the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby and any information necessary to compute the total return of the Acquired Fund shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

          (m) The information included in the proxy statement (the "PROXY STATEMENT") forming part of the Acquiring Fund's Registration Statement on Form N-14 filed in connection with this Agreement (the "REGISTRATION STATEMENT") that has been furnished by the Acquired Fund to the Acquiring Fund for inclusion in the Registration Statement, on the effective date of that Registration Statement and on the Closing Date, will conform in all material respects to the applicable requirements of the Securities Act, the Securities Exchange Act of 1934 as amended (the "EXCHANGE ACT"), and the Investment Company Act and the rules and regulations of the Commission thereunder and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

          (n) Upon the effectiveness of the Registration Statement, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Cullen Trust or the Acquired Fund of the transactions contemplated by this Agreement;

          (o) To Cullen Trust's knowledge, all of the issued and outstanding shares of beneficial interest of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquiring Fund;

          (p) The prospectus and statement of additional information of the Acquired Fund, each dated October 28, 2003 (collectively, the "ACQUIRED FUND PROSPECTUS"), and any amendments or supplements thereto, furnished to the Acquiring Fund, did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which such statements were made, not misleading;

          (q) The Acquired Fund currently complies in all material respects with and since its organization has complied in all material respects with the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquired Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by Cullen Trust with respect to the Acquired Fund. All advertising and sales material used by the Acquired Fund complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD") and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, the NASD or any state securities authorities by the Acquired Fund have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were at the appropriate date in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not at the appropriate date contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

          (r) The Acquired Fund has previously provided to the Acquiring Fund (and at the Closing will provide an update through the Closing Date of such information) data which supports a calculation of the Acquired Fund's total return for all periods since the organization of the Acquired Fund. Such data has been prepared in accordance in all material respects with the requirements of the Investment Company Act and the regulations thereunder and the rules of the NASD;

          (s) Neither the Acquired Fund nor, to the knowledge of Cullen Trust, any "affiliated person" of the Acquired Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquired Fund, has any affiliated person of the Acquired Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under
Section 203(e) of the Investment Advisers Act of 1940, as amended (the "INVESTMENT ADVISERS ACT") or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

          (t) The Acquired Fund Tax Representation Certificate to be delivered by the Acquired Trust on behalf of the Acquired Fund to the Acquiring Fund and Wilmer Cutler Pickering Hale and Dorr LLP at the Closing pursuant to Paragraph
7.4 (the "ACQUIRED FUND TAX REPRESENTATION CERTIFICATE") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

     4.2 Except as set forth on Schedule 4.2 hereto, the Acquiring Trust on behalf of the Acquiring Fund represents, warrants and covenants to the Acquired Fund and Cullen Trust, which representations, warranties and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

          (a) The Acquiring Trust is a Delaware statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware. The Acquiring Fund is a duly established and designated series of the Acquiring Trust and has the power to own all of its properties and assets and to perform the obligations under this Agreement. The Acquiring Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Acquiring Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted. The Acquiring Fund will have no issued or outstanding shares prior to the Closing Date other than those issued to Pioneer Investment Management, Inc. (or one of its affiliates) and will have no investment operations prior to the Closing Date;

          (b) The Acquiring Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is and on the Closing Date will be in full force and effect;

          (c) The Acquiring Fund's registration statement on Form N-1A that will be in effect on the Closing Date, and the prospectus and statement of additional information of the Acquiring Fund included therein, will conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder, and did not as of its date and will not as of the Closing Date contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

          (d) The statement of assets and liabilities of the Acquiring Fund as the Valuation Time to be delivered pursuant to Paragraph 5.8 of this Agreement by the Acquiring Trust for the purpose of determining the number of Acquiring Fund shares to be issued pursuant to Section 2.2 hereof will fairly and accurately reflect the net assets of the Acquiring Fund and outstanding shares of beneficial interest as of such date, in conformity with GAAP applied on such date;

          (e) At the Closing, the Acquiring Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in Paragraph 5.8 of this Agreement, free and clear of all liens or encumbrances of any nature whatsoever except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto or materially affect title thereto;

          (f) The Registration Statement, the Proxy Statement and statement of additional information with respect to the Acquiring Fund and any amendments or supplements thereto on or prior to the Closing Date included in the Registration Statement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder. Neither the Registration Statement nor the Proxy Statement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) includes any untrue statement of a material fact or omits to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

          (g) Neither the Acquiring Fund nor the Acquiring Trust is in violation of, and the execution and delivery of this Agreement and performance of its obligations under this Agreement will not result in a violation of, any provisions of the Declaration or by-laws of the Acquiring Trust or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to which the Acquiring Trust is a party or by which the Acquiring Fund or any of its assets is bound;

          (h) No litigation, administrative or other proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Acquiring Fund or any of the Acquiring Fund's properties or assets. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings. The Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects the Acquiring Fund's business or prospects or its ability to consummate the transactions contemplated herein;

          (i) The Acquiring Trust will elect to treat the Acquiring Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Code. The Acquiring Fund currently complies in all material respects with and since its organization has complied in all material respects with the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquiring Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquiring Fund with respect to the Acquiring Fund. All advertising and sales material used by the Acquired Fund complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of the NASD and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, the NASD or any state securities authorities by the Acquiring Fund have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

          (j) The authorized capital of the Acquiring Fund consists of an unlimited number of shares of beneficial interest, no par value per share. On the Closing Date, the Acquiring Fund will be authorized to issue an unlimited number of shares of beneficial interest, no par value per share, which will be divided into Class A, B, C, Y and R shares, each having the characteristics described in the Acquiring Fund's prospectuses. The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement, will have been duly authorized on the Closing Date and, when so issued and delivered, will be duly and validly issued, fully paid and non-assessable, and have full voting rights and be freely transferable. No shareholders of the Acquiring Fund shall have any statutory or constructive preemptive rights of subscription or purchase in respect thereto. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any of the Acquiring Fund Shares;

          (k) The Acquiring Fund has the power and authority, trust and otherwise, to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement by the Acquiring Fund has been duly authorized by all necessary action on the part of the Acquiring Fund and its Board of Trustees, and, assuming due authorization, execution and delivery by the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to the effect of bankruptcy, insolvency, reorganization, moratorium and other laws of general application relating to or affecting creditors' rights and to general equity principles;

          (l) The information to be furnished by the Acquiring Fund or the Acquiring Fund Adviser for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended, and shall not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

          (m) No consent, approval, authorization or order of or filing with any court or governmental authority or any other person is required for the execution of this Agreement or the consummation of the transactions contemplated by this Agreement by the Acquiring Fund, except for the registration of the Acquiring Fund Shares under the Securities Act and the Investment Company Act;

          (n) Neither the Acquiring Fund nor, to the knowledge of the Acquiring Fund, any "affiliated person" of the Acquiring Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquiring Fund, has any affiliated person of the Acquiring Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

          (o) The Acquiring Fund Tax Representation Certificate to be delivered by the Acquiring Trust on behalf of the Acquiring Fund to Cullen Trust and Acquired Fund and Wilmer Cutler Pickering Hale and Dorr LLP at Closing pursuant to Section 6.3 (the "ACQUIRING FUND TAX REPRESENTATION CERTIFICATE") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

5.   COVENANTS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1 The Acquired Fund will operate the Acquired Fund's business in the ordinary course as presently conducted between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions necessary or advisable (except to the extent dividends or distributions that are not customary may be limited by representations made in connection with the issuance of the tax opinion described in Paragraph 8.5 hereof), in each case payable either in cash or in additional shares.

     5.2 Cullen Trust will call a special meeting of Acquired Fund Shareholders to consider approval of this Agreement and act upon the matters set forth in the Proxy Statement.

     5.3 The Acquiring Fund will prepare the notice of meeting, form of proxy and Proxy Statement (collectively, "PROXY MATERIALS") to be used in connection with such meeting, such Proxy Materials to be satisfactory to Cullen Trust and shall comply materially with the requirements of the Securities Act, the Exchange Act and the Investment Company Act. The Acquiring Trust will promptly prepare and file with the Commission the Registration Statement on Form N-14 relating to the Reorganization. At the time such Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, the prospectus and statement of additional information included in the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. Cullen Trust will provide the Acquiring Fund with information reasonably necessary for the preparation of the Registration Statement in compliance with the Securities Act, the Exchange Act, and the Investment Company Act.

     5.4 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.5 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requires concerning the beneficial ownership of the Acquired Fund's shares.

     5.6 Subject to the provisions of this Agreement, each of the Acquired Fund and the Acquiring Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

     5.7 The Acquired Fund shall furnish to the Acquiring Fund on the Closing Date the Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date setting forth the NAV of the Acquired Assets as of the Valuation Time, which statement shall be prepared in accordance with GAAP consistently applied and certified by Cullen Trust's chief financial officer. As promptly as practicable, but in any case within 30 days after the Closing Date, Cullen Trust shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund under the Code, and which statement will be certified by the chief financial officer of Cullen Trust.

     5.8 The Acquiring Fund shall furnish to the Acquired Fund on the Closing Date the statement of assets and liabilities of the Acquiring Fund as of the Valuation Time to be used for purposes of determining the number of Acquiring Fund Shares to be issued pursuant to Section 2.2 hereof, which statement shall be prepared in accordance with GAAP consistently applied and certified by the Treasurer of the Acquiring Trust.

     5.9 Neither the Acquired Fund nor the Acquiring Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate, and with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate.

     5.10 Cullen Trust shall maintain errors and omissions insurance covering management of the Acquired Fund prior to and including the Closing Date.

     5.11 From and after the date of this Agreement and until the Closing Date, each of the Funds, the Acquiring Trust and Cullen Trust shall use its commercially reasonable efforts to cause the Reorganization to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken which action or failure to act could prevent the Reorganization from qualifying as a reorganization under the provisions of Section 368(a) of the Code. The parties hereby adopt this Agreement as a "plan of reorganization" within the meaning of Sections 1.368-2(g) and 1.368-3(a) of the income tax regulations promulgated under the Code. Unless otherwise required pursuant to a "determination" within the meaning of Section 1313(a) of the Code, the parties hereto shall treat and report the transactions contemplated hereby as a reorganization within the meaning of
Section 368(a)(1)(F) of the Code, and shall not take any position inconsistent with such treatment.

     5.12 From and after the date of this Agreement and through the time of the Closing on the Closing Date, the Acquired Fund shall use its commercially reasonable efforts to cause the Acquired Fund to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken which action or failure to act could prevent the Acquired Fund from qualifying as a RIC under the provisions of Subchapter M of the Code.

     5.13 The Acquiring Trust shall used its commercially reasonable efforts to cause the Acquiring Fund, when organized, to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken which action or failure to act could prevent the Acquiring Fund from qualifying as a RIC.

     5.14 The Acquired Fund shall prepare, or cause to be prepared all Tax Returns of the Acquired Fund for taxable periods that end on or before the Closing Date and shall timely file, or cause to be timely filed, all such Tax Returns. The Acquired Fund shall pay or provide adequate liability reserves for payment of Taxes with respect to any such Tax Returns.

     5.15 The Acquiring Trust shall cause the Acquiring Fund Shares to be issued pursuant to this Agreement to be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of the Acquired Fund are presently eligible for offering.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions, unless waived by the Acquired Fund in writing:

     6.1 All representations and warranties by the Acquiring Trust on behalf of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date and the Acquiring Trust and Acquiring Fund shall have performed all obligations required by this Agreement to be performed at or prior to the Closing;

     6.2 The Acquiring Trust on behalf of the Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by the Acquiring Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to closing in this Paragraph 6 have been met, and as to such other matters as the Acquired Fund shall reasonably request (it being agreed that such certificate is provided to confirm the representations and warranties as of the Closing Date and shall not be a source of liability, separate from this Agreement, to the Acquired Fund);

     6.3 The Acquiring Fund shall have delivered to the Acquired Fund and Wilmer Cutler Pickering Hale and Dorr LLP an Acquiring Fund Tax Representation Certificate satisfactory to the Acquired Fund and Wilmer Cutler Pickering Hale and Dorr LLP substantially in the form attached to this Agreement as ANNEX A, concerning certain tax-related matters with respect to the Acquiring Fund; and

     6.4 The Acquired Fund shall have received at the Closing a favorable opinion of counsel, who may be an employee or officer of Pioneer Investment Management, Inc. (based upon or subject to such representations, assumptions and limitations as such counsel may deem appropriate or necessary), dated as of the Closing Date, in a form reasonably satisfactory to Acquired Fund, including, without limitation, opinions substantially to the effect that (a) the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders pursuant to this Agreement are duly registered under the Securities Act on the appropriate form, and are duly authorized and upon such issuance will be validly issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof, and (b) the Registration Statement has become effective with the Commission and, to the best of such counsel's knowledge, no stop order suspending the effectiveness thereof has been issued and no proceedings for that purpose have been instituted or are pending or threatened.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by Cullen Trust and Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions, unless waived by the Acquiring Fund in writing:

     7.1 All representations and warranties of the Acquired Fund contained in this Agreement by or on behalf of Cullen Trust and Acquired Fund shall be true and correct as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

     7.2 Cullen Trust shall have delivered to the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund pursuant to Paragraph 5.7, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by Cullen Trust's chief financial officer;

     7.3 The Acquired Trust on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund on the Closing Date a certificate of Cullen Trust on behalf of the Acquired Fund by its President or Secretary and a chief financial officer, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund contained in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquiring Fund shall reasonably request (it being agreed that such certificate is provided to confirm the representations and warranties as of the Closing Date and shall not be a source of liability separate from this Agreement, to the Acquiring Fund.)

     7.4 The Acquired Fund shall have delivered to the Acquiring Fund and Wilmer Cutler an Acquired Fund Tax Representation Certificate satisfactory to the Acquiring Fund and Wilmer Cutler Pickering Hale and Dorr LLP substantially in the form attached to this Agreement as ANNEX B, concerning certain tax-related matters with respect to the Acquired Fund;

     7.5 The Acquiring Fund shall have received at the Closing a favorable opinion of counsel, dated as of the Closing Date, in a form reasonably satisfactory to Acquiring Fund, including, without limitation, opinions substantially to the effect that this Agreement has been duly authorized, executed and delivered by Cullen Trust, on behalf of the Acquired Fund, and constitutes a valid and legally binding obligation of Cullen Trust, on behalf of the Acquired Fund; and

     7.6 With respect to the Acquired Fund, the Board of Trustees of Cullen Trust shall have determined that the Reorganization is in the best interests of the Acquired Fund and that the interests of the existing the Acquired Fund Shareholders would not be diluted as a result of the Reorganization.

8.   FURTHER CONDITIONS PRECEDENT

If any of the conditions set forth below does not exist on or before the Closing Date with respect to either party hereto, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the Acquired Fund Shareholders in accordance with the provisions of the Cullen Trust's Declaration of Trust and By-Laws and the Investment Company Act and the rules and regulations thereunder, and certified copies of the resolutions evidencing such approval by the Acquired Fund's shareholders shall have been delivered by the Acquired Fund to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither party hereto may waive the conditions set forth in this Paragraph 8.1;

     8.2 On the Closing Date, no action, suit or other proceeding shall be pending or threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein or that would materially and adversely affect the financial condition or business of the other party;

     8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained and be in full force and effect, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party hereto, provided that either party may waive any such conditions for itself;

     8.4 Each of the Acquiring Fund's Registration Statement on Form N-14 and the Registration Statement on Form N-1A (and reflecting the Acquiring Fund as the accounting successor of the Acquired Fund) shall have become effective under the Securities Act and no stop orders suspending the effectiveness of either of such Registration Statements shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act;

     8.5 The parties shall have received an opinion of Wilmer Cutler, satisfactory to the Acquired Fund and the Acquiring Fund and subject to customary assumptions and qualifications, substantially to the effect that for federal income tax purposes the acquisition by the Acquiring Fund of the Acquired Assets solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of the Assumed Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their shares of beneficial interest of the Acquired Fund and the termination of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code.

9.   BROKERAGE FEES AND EXPENSES

     9.1 Each party hereto represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2 The parties have been informed in writing by Pioneer Investment Management, Inc. that it will pay for the expenses and costs of the Funds associated with the preparation, printing and mailing of any and all shareholder notices, communications, proxy statements, and necessary filings with the Securities and Exchange Commission or any other governmental authority in connection with the reorganization; provided that Pioneer Investment Management will not be responsible for the costs and expenses associated with amending or supplementing the Acquired Fund's registration statements or other Securities and Exchange Commission filings. Such undertaking is attached as Schedule 9. Except as set forth on Schedule 9, the Acquiring Fund and the Acquired Fund shall each bear its own expenses in connection with the transactions contemplated by this Agreement.

10.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1 The Acquiring Fund and the Acquired Fund each agree that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraphs 4.1 or 4.2 hereof and that this Agreement constitutes the entire agreement between the parties.

     10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall expire with and be terminated by consummation of the Transaction and neither Cullen Trust nor the Acquiring Trust nor any of their respective officers, directors, trustees, agents or shareholder shall have any liability with respect to such representations and warranties after the Closing. Notwithstanding any other provision of this Agreement to the contrary, neither the Cullen Trust nor the Acquired Fund nor any of the trustees, officers or agents thereof shall have any liability for any damages that result from, arise out of or are connected with any breach of any representation or warranty of the Cullen Trust made in Paragraph 4.1 of this Agreement. Notwithstanding any other provision of this Agreement to the contrary, neither the Acquiring Trust nor the Acquiring Fund nor any of the trustees, officers or agents thereof shall have any liability for any damages that result from, arise out of or are connected with any breach of any representation or warranty of the Acquiring Trust made in Paragraph 4.2 of this Agreement.

11.  TERMINATION

     11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Acquired Fund. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

          (a) because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

          (b) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

          (c) by resolution of the Acquiring Fund's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund's shareholders;

          (d) by resolution of Cullen Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund Shareholders;

          (e) if the transactions contemplated by this Agreement shall not have occurred on or prior to ____________ , 2004 or such other date as the parties may mutually agree upon in writing; or

          (f) if the Sub-Advisory Agreement by and between Pioneer Investment Management, Inc. and Cullen Capital Management LLC has not been approved in accordance with Section 15 of the Investment Company Act and executed or is otherwise not in full force and effect on the Closing Date.

     11.2 In the event of any such termination, there shall be no liability for damages on the part of the Acquiring Fund, the Acquiring Trust, Cullen Trust or the Acquired Fund, or the Trustees, officers, agents or shareholders of Cullen Trust, Cullen Trust, but, subject to Paragraph 9.2, each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12.  AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of Cullen Trust and the Acquiring Trust; provided, however, that following the meeting of the Acquired Fund Shareholders called by Cullen Trust pursuant to Paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund Shareholders under this Agreement to the detriment of the Acquired Fund Shareholders without their further approval; provided that nothing contained in this Section 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13.  NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquired Fund, c/o Cullen Funds Trust, 645 Fifth Avenue, The Olympic Tower 7th Floor, New York, New York 10022], with copies to: Sidley Austin Brown & Wood LLP, 10 South Dearborn Street, Chicago, Illinois 60603, Attention: Andrew Shaw, and the Acquiring Fund c/o Pioneer Investment Management, Inc., 60 State Street, Boston, Massachusetts 02109, Attention: Dorothy E. Bourassa, Esq., with copies to Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109,
Attention: David C. Phelan, Esq.

14.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

     14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

     14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the prior written consent of the other party hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.5 It is expressly agreed that the obligations of the Acquiring Trust and Cullen Trust shall not be binding upon any of their respective directors, trustees, shareholders, nominees, officers, agents or employees personally, but bind only to the property of the Acquiring Fund or the Acquired Fund, as the case may be, as provided in the trust instruments of the Acquiring Trust and the Declaration of Trust of Cullen Trust, respectively. The execution and delivery of this Agreement have been authorized by the Trustees of the Acquiring Trust and the Trustees of Cullen Trust and this Agreement has been executed by authorized officers of the Acquiring Fund and Cullen Trust, acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to have imposed any liability on any of them personally, but shall bind only the property of the Acquiring Fund and the Acquired Fund, as the case may be, as provided in the trust instruments of the Acquiring Fund and the Declaration of Trust of Cullen Trust, respectively.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and attested by its Secretary or Assistant Secretary.

Attest:                                 CULLEN FUNDS TRUST on behalf of
                                        CULLEN VALUE FUND


By:                                     By:
   -------------------------------         -------------------------------------

Name:                                   Name:

Title:                                  Title:

                                        PIONEER SERVICE TRUST III on behalf of
Attest:                                 PIONEER CULLEN VALUE FUND


By:                                     By:
   -------------------------------         -------------------------------------

Name:                                   Name:

Title:                                  Title:

ANNEX A

                        TAX REPRESENTATION CERTIFICATE OF

                      PIONEER SERIES TRUST III ON BEHALF OF
                            PIONEER CULLEN VALUE FUND

This certificate is being delivered in connection with the transaction to be effected pursuant to the Agreement and Plan of Reorganization (the "Agreement") made as of ____, 2004 between Pioneer Series Trust III, a Delaware statutory trust ("Acquiring Trust"), on behalf of its series Pioneer Cullen Value Fund ("Acquiring Fund") and Cullen Funds Trust, a Delaware statutory trust, on behalf of Cullen Value Fund ("Acquired Fund"). Pursuant to the Agreement, Acquiring Fund will acquire all of the assets of Acquired Fund in exchange solely for (i) the assumption by Acquiring Fund of the liabilities of Acquired Fund (the "Acquired Fund Liabilities") and (ii) the issuance of shares of beneficial interest of Acquiring Fund (the "Acquiring Fund Shares") to Acquired Fund, followed by the distribution by Acquired Fund, in liquidation of Acquired Fund, of the Acquiring Fund Shares to the shareholders of Acquired Fund and the termination of Acquired Fund (the foregoing together constituting the "transaction").

The undersigned officer of Acquiring Trust, after consulting with its counsel, auditors and tax advisers regarding the meaning of and factual support for the following representations on behalf of Acquiring Fund, hereby certifies and represents that the following statements are true, complete and correct and will be true, complete and correct on the date of the transaction and thereafter as relevant. Unless otherwise indicated, all capitalized terms used but not defined herein shall have the meaning ascribed to them in the Agreement.

     1. Acquiring Trust is a statutory trust established under the laws of the State of Delaware, and Acquiring Fund is, and has been at all times, treated as a separate corporation for federal income tax purposes. Acquiring Fund was newly organized solely for the purpose of effecting the transaction and continuing thereafter to operate as a regulated investment company. Prior to the transaction, Acquiring Fund did not and will not engage in any business activities. There shall be no shares of Acquiring Fund issued and outstanding prior to the Closing Date other than those issued to Pioneer Investment Management, Inc. or one of its affiliates in connection with the creation of Acquiring Fund.

     2. Neither Acquiring Fund nor any person treated as related to Acquiring Fund under Treasury Regulation Section 1.368-1(e)(3) nor any partnership of which Acquiring Fund or any such related person is a partner has any plan or intention to redeem or otherwise acquire any of the Acquiring Fund Shares received by shareholders of Acquired Fund in the transaction except in the ordinary course of Acquiring Fund's business in connection with its legal obligation under Section 22(e) of the Investment Company Act of 1940, as amended (the "1940 Act"), as a registered open-end investment company to redeem its own shares.

     3. After the transaction, Acquiring Fund will continue the historic business (as defined in Treasury Regulation Section 1.368-1(d)(2)) of Acquired Fund or will use a significant portion of the historic business assets (as defined in Treasury Regulation Section 1.368-1(d)(3)) acquired from Acquired Fund in the ordinary course of a business.

     4. Acquiring Fund has no plan or intention to sell or otherwise dispose of any assets of Acquired Fund acquired in the transaction, except for dispositions made in the ordinary course of its business or to maintain its qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("the "Code").

     5. Any expenses of Acquired Fund incurred in connection with the transaction which are paid or assumed by Acquiring Fund will be expenses of Acquired Fund solely and directly related to the transaction in accordance with Rev. Rul. 73-54, 1973-1 C.B. 187. Acquiring Fund will not pay or assume expenses, if any, incurred by any Acquired Fund Shareholders in connection with the transaction.

     6. There is no, and never has been any, indebtedness between Acquiring Fund and Acquired Fund.

     7. Acquiring Fund will properly elect to be treated as a regulated investment company under Subchapter M of the Code and will qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Code for all taxable years ending after the date of the transaction.

     8. Acquiring Fund meets the requirements of a regulated investment company in Section 368(a)(2)(F) of the Code.

     9. Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     10. Acquiring Fund does not now own and has never owned, directly or indirectly, any shares of Acquired Fund.

     11. As of the date of the transaction, the fair market value of the Acquiring Fund Shares issued to Acquired Fund in exchange for the assets of Acquired Fund will be approximately equal to the fair market value of the assets of Acquired Fund received by Acquiring Fund, minus the Acquired Fund Liabilities assumed by Acquiring Fund. Acquiring Fund will not furnish any consideration in connection with the acquisition of Acquired Fund's assets other than the assumption of such Acquired Fund Liabilities and the issuance of such Acquiring Fund Shares.

     12. Immediately following the transaction, Acquired Fund Shareholders will own all of the outstanding Acquiring Fund Shares other than those issued to Pioneer Investment Management, Inc. or one of its affiliates in connection with the creation of the Acquiring Fund, which will represent less than 1% of the outstanding shares, and will own such shares solely by reason of their ownership of the Acquired Fund Shares immediately prior to the transaction. Acquiring Fund has no plan or intention to issue as part of the transaction any shares of Acquiring Fund other than the Acquiring Fund Shares issued in exchange for Acquired Fund assets.

     13. The transaction is being undertaken for valid and substantive business purposes, including facilitating the Acquired Fund becoming a member of the Pioneer family of mutual funds, which, in the long term, is intended to result in lower expenses and increased assets.

     14. No Acquired Fund Shareholder is acting as agent for Acquiring Fund in connection with the transaction or approval thereof. Acquiring Fund will not reimburse any Acquired Fund Shareholder for Acquired Fund Shares such shareholder may have purchased or for other obligations such shareholder may have incurred.

     15. Acquiring Fund has no outstanding warrants, options, convertible securities or any other type of right pursuant to which any person could acquire stock in the Acquiring Fund.

                                    * * * * *

The undersigned officer of Acquiring Trust is authorized to make all of the representations set forth herein, and the undersigned is authorized to execute this certificate on behalf of Acquiring Fund. The undersigned recognizes that Wilmer Cutler Pickering Hale and Dorr LLP will rely upon the foregoing representations in evaluating the United States federal income tax consequences of the transaction and rendering its opinion pursuant to Section 8.5 of the Agreement. If, prior to the date of the transaction, any of the representations set forth herein ceases to be accurate, the undersigned agrees to deliver immediately to Wilmer Cutler Pickering Hale and Dorr LLP a written notice to that effect.

                                        PIONEER SERIES TRUST III ON BEHALF OF
                                        PIONEER CULLEN VALUE FUND


                                        By:
                                           -------------------------------------
                                                 Name:
                                                         -----------------------
                                                 Title:
                                                         -----------------------
Dated:  ______________, 2004

Annex B

                        TAX REPRESENTATION CERTIFICATE OF

                               CULLEN FUNDS TRUST
                         ON BEHALF OF CULLEN VALUE FUND

This certificate is being delivered in connection with the transaction to be effected pursuant to the Agreement and Plan of Reorganization (the "Agreement") made as of [ ], 2004 between Pioneer Series Trust III, a Delaware statutory trust on behalf of its series, Pioneer Cullen Value Fund ("Acquiring Fund") and Cullen Funds Trust, a Delaware statutory trust ("Cullen Trust"), on behalf of Cullen Value Fund ("Acquired Fund"). Pursuant to the Agreement, Acquiring Fund will acquire all of the assets of Acquired Fund in exchange solely for (i) the assumption by Acquiring Fund of the liabilities of Acquired Fund (the "Acquired Fund Liabilities") and (ii) the issuance of shares of beneficial interest of Acquiring Fund (the "Acquiring Fund Shares") to Acquired Fund, followed by the distribution by Acquired Fund, in liquidation of Acquired Fund, of the Acquiring Fund Shares to the shareholders of Acquired Fund and the termination of Acquired Fund (the foregoing together constituting the "transaction").

The undersigned officer of Cullen Trust, after consulting with its counsel, auditors and tax advisers regarding the meaning of and factual support for the following representations, on behalf of Acquired Fund, hereby certifies and represents that the following statements are true, complete and correct and will be true, complete and correct on the date of the transaction and thereafter as relevant. Unless otherwise indicated, all capitalized terms used but not defined herein shall have the meaning ascribed to them in the Agreement.

     1. Acquired Fund is a series of Cullen Funds Trust, a Delaware statutory trust, and Acquired Fund is, and has been at all times, treated as a separate corporation for federal income tax purposes.

     2. As of the date of the transaction, the fair market value of the Acquiring Fund Shares received by each shareholder that holds shares of Acquired Fund (the "ACQUIRED FUND SHARES") will be approximately equal to the fair market value of the Acquired Fund Shares with respect to which such Acquiring Fund Shares are received, and the aggregate consideration received by Acquired Fund Shareholders in exchange for their Acquired Fund Shares will be approximately equal to the fair market value of all of the outstanding Acquired Fund Shares immediately prior to the transaction. No property other than Acquiring Fund Shares will be distributed to shareholders of Acquired Fund in exchange for their Acquired Fund Shares, nor will any such shareholder receive cash or other property as part of the transaction.

     3. Neither Acquired Fund nor any person "related" to Acquired Fund (as defined in Treasury Regulation Section 1.368-1(e)(3)) nor any partnership in which Acquired Fund or any such related person is a partner has redeemed, acquired or otherwise made any distributions with respect to any shares of the Acquired Fund as part of the transaction, or otherwise pursuant to a plan of which the transaction is a part, other than redemptions and distributions made in the ordinary course of Acquired Fund's business as an open-end investment company. To the best knowledge of management of Acquired Fund, there is no plan or intention on the part of shareholders of Acquired Fund to engage in any transaction with Acquired Fund, the Acquiring Fund, or any person treated as related to Acquired Fund or Acquiring Fund under Treasury Regulation Section 1.368-1(e)(3) or any partnership in which Acquired Fund, Acquiring Fund, or any person treated as related to Acquired Fund or Acquiring Fund under Treasury Regulation Section 1.368-1(e)(3) is a partner involving the sale, redemption or exchange of any of the Acquired Fund Shares or any of the Acquiring Fund Shares to be received in the transaction, as the case may be, other than in the ordinary course of Acquired Fund's business as a series of an open-end investment company.

     4. In the transaction, Acquired Fund will transfer its assets and Acquired Fund liabilities to Acquiring Fund such that immediately following the transfer, Acquiring Fund will possess all of the same assets and liabilities as were possessed by Acquired Fund immediately prior to the transaction, except for assets used to pay expenses incurred in connection with the transaction and assets distributed to shareholders in redemption of their shares immediately preceding, or in contemplation of, the transaction (other than redemptions and distributions made in the ordinary course of Acquired Fund's business as an open-end investment company) which assets, constitute less than 1% of the net assets of Acquired Fund.

     5. As of the date of the transaction, the fair market value of the Acquiring Fund Shares issued to Acquired Fund in exchange for the assets of Acquired Fund will be approximately equal to the fair market value of the assets of Acquired Fund received by Acquiring Fund, minus the Acquired Fund Liabilities assumed by Acquiring Fund. Acquired Fund will not receive any consideration from Acquiring Fund in connection with the acquisition of Acquired Fund's assets other than the assumption of such Acquired Fund Liabilities and the issuance of such Acquiring Fund Shares.

     6. The Acquired Fund Liabilities assumed by Acquiring Fund plus the liabilities, if any, to which the transferred assets are subject were incurred by Acquired Fund in the ordinary course of its business. Acquired Fund does not have any liabilities of any kind other than the Acquired Fund Liabilities assumed by the Acquiring Fund.

     7. As of the date of the transaction, the adjusted basis and the fair market value of the Acquired Fund assets transferred to Acquiring Fund will equal or exceed the sum of the Acquired Fund Liabilities assumed by Acquiring Fund within the meaning of Section 357(d) of the Internal Revenue Code of 1986, as amended (the "Code").

     8. Acquired Fund currently conducts its historic business within the meaning of Treasury Regulation Section 1.368-1(d)(2), which provides that, in general, a corporation's historic business is the business it has conducted most recently, but does not include a business that the corporation enters into as part of a plan of reorganization. The Acquired Fund assets transferred to Acquiring Fund will be Acquired Fund's historic business assets within the meaning of Treasury Regulation Section 1.368-1(d)(3), which provides that a corporation's historic business assets are the assets used in its historic business.

     9. Acquired Fund will distribute to its shareholders the Acquiring Fund Shares it receives pursuant to the transaction, and its other properties, if any, and will be liquidated promptly thereafter.

     10. The expenses of Acquired Fund incurred by it in connection with the transaction which are to be assumed by Acquiring Fund, if any, will be only such expenses that are solely and directly related to the transaction in accordance with Rev. Rul. 73-54, 1973-1 C.B. 187. Acquired Fund will not pay any expenses incurred by its shareholders in connection with the transaction.

     11. There is no, and never has been any, indebtedness between Acquiring Fund and Acquired Fund.

     12. Acquired Fund has properly elected to be treated as a regulated investment company under Subchapter M of the Code, has qualified for the special tax treatment afforded regulated investment companies under Subchapter M of the Code for each taxable year since inception, and qualifies as such as of the time of the Closing on the Closing Date.

     13. Acquired Fund meets the requirements of a regulated investment company in Section 368(a)(2)(F) of the Code.

     14. Acquired Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     15.  Acquired Fund does not pay compensation to any shareholder-employee.

     16. Immediately following the transaction, Acquired Fund Shareholders will own all of the outstanding Acquiring Fund Shares issued to Acquired Fund pursuant to the transaction and will own such shares solely by reason of their ownership of the Acquired Fund Shares immediately prior to the transaction.

     17. Acquired Fund Shareholders will not have dissenters' or appraisal rights in the transaction.

     18. The transaction is being undertaken for valid and substantial business purposes, including facilitating the Acquired Fund becoming a member of the Pioneer family of mutual funds, which, in the long term, is intended to result in lower expenses and increased assets.

     19. Acquired Fund has no outstanding warrants, options, convertible securities or any other type of right pursuant to which any person could acquire stock in the Acquired Fund.

                                    * * * * *

The undersigned officer of Acquired Fund is authorized to make all of the representations set forth herein, and the undersigned is authorized to execute this certificate on behalf of Acquired Fund. The undersigned recognizes that Wilmer Cutler Pickering Hale and Dorr LLP will rely upon the foregoing representations in evaluating the United States federal income tax consequences of the transaction and rendering its opinion pursuant to Section 8.5 of the Agreement. If, prior to the date of the transaction, any of the representations set forth herein ceases to be accurate, the undersigned agrees to deliver immediately to Wilmer Cutler Pickering Hale and Dorr LLP a written notice to that effect.

                                            CULLEN FUNDS TRUST, ON BEHALF OF
                                            CULLEN VALUE FUND

                                            By:
                                               ---------------------------------
                                                Name:
                                                        ------------------------
                                                Title:
                                                        ------------------------

Dated:  ______________, 2004

         EXHIBIT B - PORTFOLIO MANAGER'S DISCUSSION OF FUND PERFORMANCE

            CULLEN VALUE FUND

FUND PERFORMANCE

Date         Cullen Value Fund   S&P 500
----------   -----------------   -------
7/1/2000          $10,000        $10,000
12/31/2000        $10,874         $9,130
6/30/2001         $11,366         $8,521
12/31/2001        $11,106         $8,049
6/30/2002         $11,994         $6,991
12/31/2002        $10,227         $6,274
6/30/2003         $11,389         $7,011
12/31/2003        $14,120         $8,071
6/30/2004         $14,150         $8,340

          Average Annual Total Return
             as of June 30, 2004

                                       Since
                     One     Three   Inception
                     Year    Year     7/01/00
                    ------   -----   ---------
Cullen Value Fund   24.24%   7.58%     9.07%
S&P 500             19.11%  (0.69%)   (4.44%)

The Standard & Poor's 500 Stock Index (S&P 500) is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 7/01/00 (commencement of operations). Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY VISITING
WWW.CULLENFUNDS.COM.

August 5, 2004

Dear Shareholders,

So far this year, the market has been relatively flat as it digests the big gains from last year. However, because stock prices have been relatively unchanged and earnings have been sharply higher, the market is becoming more attractive on a valuation basis. We believe that earnings will continue to grow, even if at a slower rate, which should eventually lead to higher stock prices.

Regarding the election, historically a presidential election year has been a good one for the market, although more often than not, most of the gains come at the end of the year. History also shows that the anticipation of a change of presidential party is often far worse than the change itself. For instance, in the 1976 and 1992 elections when Democratic challengers beat Republican incumbents, the market, after being flat all year, rose sharply higher once the uncertainly of the election was over.

A new concern for investors is the fear of rising interest rates and higher inflation. With inflation and interest rates near 50-year lows and with the economy turning up, these fears seem justified. To address these concerns, we did a study of the relationship between interest rates and the stock market over the last 40 years.

The study shows that the market (as measured by the S&P 500) did only half as well in the rising rate period (+7.5%) from 1968-1981, as it did in the falling rate environment (+15.0%) from 1982-2004. However, in the rising rate period the performance of the S&P 500 was doubled by the value (+17.8%) and high dividend (15.0%) stocks.1<F1> The study concluded that a period of rising interest rates and rising inflation was not necessarily bad for the market and tended to be a good time for the relative performance of the high dividend and value stocks.

/s/ James P. Cullen

James P. Cullen
President

The above outlook reflects the opinions of James P. Cullen, President of Cullen Trust Funds, and is subject to change, is not guaranteed and should not be considered investment advice.

PAST DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. MUTUAL FUND INVESTING INVOLVES RISK. PRINCIPAL LOSS IS POSSIBLE.

THE FUNDS INVEST IN FOREIGN SECURITIES WHICH INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS. THE FUNDS MAY ALSO INVEST IN MEDIUM-CAPITALIZATION COMPANIES, WHICH WILL INVOLVE ADDITIONAL RISKS SUCH AS LIMITED LIQUIDITY AND GREATER VOLATILITY.

                            PIONEER CULLEN VALUE FUND
                     (a series of Pioneer Series Trust III)

                       STATEMENT OF ADDITIONAL INFORMATION

                                __________, 2004

          This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the related Prospectus/Proxy Statement (also dated _________, 2004), which covers Pioneer Cullen Value Fund, to be issued in exchange for shares of Cullen Value Fund, a series of Cullen Funds Trust. Please retain this Statement of Additional Information for further reference.

          The Prospectus is available to you free of charge (please call 1-800-407-7298).

INTRODUCTION...............................................................    2

EXHIBITS...................................................................    2

ADDITIONAL INFORMATION ABOUT PIONEER CULLEN VALUE FUND.....................    2

          FUND HISTORY.....................................................    2

          DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS.................    2

          MANAGEMENT OF THE FUND ..........................................   20

          CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............   29

          INVESTMENT ADVISORY AND OTHER SERVICES...........................   29

          BROKERAGE ALLOCATION AND OTHER PRACTICES.........................   32

          CAPITAL STOCK AND OTHER SECURITIES...............................   33

          PURCHASE, REDEMPTION AND PRICING OF SHARES.......................   35

          TAXATION OF THE FUND.............................................   41

          UNDERWRITERS.....................................................   46

          CALCULATION OF PERFORMANCE DATA..................................   50

          FINANCIAL STATEMENTS.............................................   52

          ANNUAL FEE, EXPENSE AND OTHER INFORMATION........................   52

                                  INTRODUCTION

          This Statement of Additional Information is intended to supplement the information provided in the Prospectus/Proxy Statement dated _______, 2004 (the "Statement") relating to the proposed reorganization of Cullen Value Fund, into Pioneer Cullen Value Fund, and in connection with the solicitation by the management of Cullen Value Fund of proxies to be voted at the Special Meeting of Shareholders of Cullen Value Fund to be held on __________, 2005.

                EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE

          The following documents are incorporated herein by reference, unless otherwise indicated. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this Statement of Additional Information.

1. Cullen Value Fund's statement of additional information, dated October 28, 2004 (File No. 811-09871), as filed with the Securities and Exchange Commission on October 28, 2004 (Accession No.
          0000894189-04-002235) is incorporated herein by reference.

2. Cullen Value Fund's Annual Report for the fiscal year ended June 30, 2004 (File No. 811-09871), as filed with the Securities and Exchange Commission on September 7, 2004 (Accession No. 0000898531-04-000275) is incorporated herein by reference.

                          ADDITIONAL INFORMATION ABOUT
                            PIONEER CULLEN VALUE FUND

FUND HISTORY

The fund is a diversified series of Pioneer Series Trust III, an open-end management investment company. The fund originally was established as Cullen Value Fund, a series of Cullen Funds Trust, a Delaware statutory trust, on March 25, 2000. Pursuant to an agreement and plan of reorganization, the fund was reorganized as a series of Pioneer Series Trust III, a Delaware statutory trust, on [xx], 2004.

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

The prospectuses present the investment objective and the principal investment strategies and risks of the fund. This section supplements the disclosure in the fund's prospectuses and provides additional information on the fund's investment policies or restrictions. Restrictions or policies stated as a maximum percentage of the fund's assets are only applied immediately after a portfolio investment to which the policy or restriction is applicable (other than the limitations on borrowing and illiquid securities). Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the fund's restrictions and policies.

INVESTMENTS IN EQUITY SECURITIES

Equity securities, such as common stock, generally represent an ownership interest in a company. While equity securities have historically generated higher average returns than fixed income securities, equity securities have also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of a particular equity security held by the fund. Also, the price of equity securities, particularly common stocks, are sensitive to general movements in the stock market. A drop in the stock market may depress the price of equity securities held by the fund.

ILLIQUID SECURITIES

The fund will not invest more than 15% of its net assets in illiquid and other securities that are not readily marketable. Repurchase agreements maturing in more than seven days will be included for purposes of the foregoing limit. Securities subject to restrictions on resale under the Securities Act of 1933, as amended (the "1933 Act"), are considered illiquid unless they are eligible for resale pursuant to Rule 144A or another exemption from the registration requirements of the 1933 Act and are determined to be liquid by Pioneer Investment Management, Inc. ("Pioneer"), the fund's investment adviser. Pioneer determines the liquidity of Rule 144A and other restricted securities according to procedures adopted by the Board of Trustees. Under the direction of the Board of Trustees, Pioneer monitors the application of these guidelines and procedures. The inability of the fund to dispose of illiquid investments readily or at reasonable prices could impair the fund's ability to raise cash for redemptions or other purposes. If the fund sold restricted securities other than pursuant to an exception from registration under the 1933 Act such as Rule 144A, it may be deemed to be acting as an underwriter and subject to liability under the 1933 Act.

INVESTMENTS IN INITIAL PUBLIC OFFERINGS

To the extent consistent with its investment objective, the fund may invest in initial public offerings of equity securities. The market for such securities may be more volatile and entail greater risk of loss than investments in more established companies. Investments in initial public offerings may represent a significant portion of the fund's investment performance. The fund cannot assure that investments in initial public offerings will continue to be available to the fund or, if available, will result in positive investment performance. In addition, as the fund's portfolio grows in size, the impact of investments in initial public offerings on the overall performance of the fund is likely to decrease.

DEBT SECURITIES SELECTION

In selecting debt securities for the fund, Pioneer gives primary consideration to the fund's investment objective, the attractiveness of the market for debt securities given Pioneer's outlook for the equity markets and the fund's liquidity requirements. Once Pioneer determines to allocate a portion of the fund's assets to debt securities, Pioneer generally focuses on short-term instruments to provide liquidity and may invest in a range of fixed income securities if the fund is investing in such instruments for income or capital gains. Pioneer selects individual securities based on broad economic factors and issuer specific factors including the terms of the securities (such as yields compared to U.S. Treasuries or comparable issues), liquidity and rating, sector and issuer diversification.

CONVERTIBLE DEBT SECURITIES

The fund may invest in convertible debt securities which are debt obligations convertible at a stated exchange rate or formula into common stock or other equity securities of or owned by the issuer. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently may be of higher quality and entail less risk than the issuer's common stock. As with all debt securities, the market values of convertible securities tend to increase when interest rates decline and, conversely, tend to decline when interest rates increase.

DEBT SECURITIES RATING CRITERIA

Investment grade debt securities are those rated "BBB" or higher by Standard & Poor's Ratings Group ("Standard & Poor's") or the equivalent rating of other nationally recognized statistical rating organizations. Debt securities rated BBB are considered medium grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken the issuer's ability to pay interest and repay principal. If the rating of an investment grade debt security falls below investment grade, Pioneer will consider if any action is appropriate in light of the fund's investment objective and policies.

Below investment grade debt securities are those rated "BB" and below by Standard & Poor's or the equivalent rating of other nationally recognized statistical rating organizations. See Appendix A for a description of rating categories. The fund may invest in debt securities rated "C" or better.

Below investment grade debt securities or comparable unrated securities are commonly referred to as "junk bonds" and are considered predominantly speculative and may be questionable as to principal and interest payments. Changes in economic conditions are more likely to lead to a weakened capacity to make principal payments and interest payments. The amount of high yield securities outstanding has proliferated as an increasing number of issuers have used high yield securities for corporate financing. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower quality securities will have an adverse effect on the fund's net asset value to the extent that it invests in such securities. In addition, the fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

The secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the fund's ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the fund's net asset value.

Since investors generally perceive that there are greater risks associated with lower quality debt securities of the type in which the fund may invest a portion of its assets, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the debt securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the debt securities market, resulting in greater yield and price volatility.

Lower rated and comparable unrated debt securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. However, lower rated securities generally involve greater risks of loss of income and principal than higher rated securities. Pioneer will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends and corporate developments.

U.S. GOVERNMENT SECURITIES

U.S. government securities in which the fund invests include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. government, including the Federal Housing Administration, Federal Financing Bank, Farmers Home Administration, Export-Import Bank of the U.S., Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association, Resolution Trust Corporation and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing reorganization since 1987). Some U.S. government securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks; (ii) the discretionary authority of the U.S. government to purchase the agency's obligations, such as securities of the FNMA; or (iii) only the credit of the issuer. No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States. Securities guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities include:
(i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or any of its agencies, authorities or instrumentalities; and (ii) participations in loans made to non-U.S. governments or other entities that are so guaranteed. The secondary market for certain of these participations is limited and, therefore, may be regarded as illiquid.

U.S. government securities may include zero coupon securities that may be purchased when yields are attractive and/or to enhance portfolio liquidity. Zero coupon U.S. government securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon U.S. government securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but generally require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. government securities that make regular payments of interest. The fund accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the fund's distribution obligations, in which case the fund will forego the purchase of additional income producing assets with these funds. Zero coupon U.S. government securities include STRIPS and CUBES, which are issued by the U.S. Treasury as component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.

DEBT OBLIGATIONS OF NON-U.S. GOVERNMENTS

The fund may invest in debt obligations of foreign governments. An investment in debt obligations of foreign governments and their political subdivisions (sovereign debt) involves special risks which are not present when investing in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of U.S. debt issues. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

OTHER ELIGIBLE INVESTMENTS

For temporary defensive or cash management purposes, the fund may invest in all types of short-term investments including, but not limited to, (a) commercial paper and other short-term commercial obligations; (b) obligations (including certificates of deposit and bankers' acceptances) of banks; (c) obligations issued or guaranteed by a governmental issuer, including governmental agencies or instrumentalities; and (d) fixed income securities of corporate issuers. These securities may be denominated in any currency and, excluding the fund's permissible investments in below investment grade debt and convertible debt securities, will be rated, at the time of investment, Prime-1, Baa or better by Moody's Investors Service, Inc. ("Moody's"), or A-1, BBB or better by Standard & Poor's or determined by Pioneer to be of equivalent credit quality. During normal market conditions, the fund will only invest in the foregoing short-term investments for cash management purposes to an extent consistent with the fund's investment objective. When the fund adopts a defensive strategy due to adverse market, economic or other such conditions, the fund may not be able to achieve its investment objective.

RISKS OF NON-U.S. INVESTMENTS

Investing in securities of non-U.S. issuers involves considerations and risks not typically associated with investing in the securities of issuers in the U.S. These risks are heightened with respect to investments in countries with emerging markets and economies. The risks of investing in securities of non-U.S. issuers generally, or in issuers with significant exposure to non-U.S. markets, may be related, among other things, to (i) differences in size, liquidity and volatility of, and the degree and manner of regulation of, the securities markets of certain non-U.S. markets compared to the securities markets in the U.S.; (ii) economic, political and social factors; and (iii) foreign exchange matters, such as restrictions on the repatriation of capital, fluctuations in exchange rates between the U.S. dollar and the currencies in which the fund's portfolio securities are quoted or denominated, exchange control regulations and costs associated with currency exchange. The political and economic structures in certain countries, particularly emerging markets, are expected to undergo significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Unanticipated political or social developments may affect the values of the fund's investments in such countries. The economies and securities and currency markets of many emerging markets have experienced significant disruption and declines. There can be no assurances that these economic and market disruptions might not occur again.

INVESTMENTS IN EMERGING MARKETS. The fund may invest in securities of issuers in countries with emerging economies or securities markets. Emerging economies or securities markets will generally include, but not be limited to, countries included in the MSCI Emerging Markets Free Index. The fund will generally focus on emerging markets that do not impose unusual trading requirements which tend to restrict the flow of investments. In addition, the fund may invest in unquoted securities, including securities of emerging market issuers.

NON-U.S. SECURITIES MARKETS AND REGULATIONS. There may be less publicly available information about non-U.S. markets and issuers than is available with respect to U.S. securities and issuers. Non-U.S. companies generally are not subject to accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The trading markets for most non-U.S. securities are generally less liquid and subject to greater price volatility than the markets for comparable securities in the U.S. The markets for securities in certain emerging markets are in the earliest stages of their development. Even the markets for relatively widely traded securities in certain non-U.S. markets, including emerging market countries, may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the U.S. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity. The less liquid a market, the more difficult it may be for the fund to price its portfolio securities accurately or to dispose of such securities at the times determined by Pioneer to be appropriate. The risks associated with reduced liquidity may be particularly acute in situations in which the fund's operations require cash, such as in order to meet redemptions and to pay its expenses.

ECONOMIC, POLITICAL AND SOCIAL FACTORS. Certain countries, including emerging markets, may be subject to a greater degree of economic, political and social instability than is the case in the U.S. and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision making; (ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Such economic, political and social instability could significantly disrupt the financial markets in such countries and the ability of the issuers in such countries to repay their obligations. Investing in emerging market countries also involves the risk of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging country, the fund could lose its entire investment in that country.

Certain emerging market countries restrict or control foreign investment in their securities markets to varying degrees. These restrictions may limit the fund's investment in those markets and may increase the expenses of the fund. In addition, the repatriation of both investment income and capital from certain markets in the region is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the fund's operation.

Economies in individual countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many countries have experienced substantial, and in some cases extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging countries.

Unanticipated political or social developments may also affect the values of the fund's investments and the availability to the fund of additional investments in such countries. In the past, the economies and securities and currency markets of many emerging markets have experienced significant disruption and declines. There can be no assurances that these economic and market disruptions might not occur again. Economies in emerging market countries generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, affected adversely by economic conditions in the countries with which they trade.

CURRENCY RISKS. The value of the securities quoted or denominated in foreign currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. The fund's investment performance may be negatively affected by a devaluation of a currency in which the fund's investments are quoted or denominated. Further, the fund's investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

CUSTODIAN SERVICES AND RELATED INVESTMENT COSTS. Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the U.S. Such markets have settlement and clearance procedures that differ from those in the U.S. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the fund to make intended securities purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the fund due to a subsequent decline in value of the portfolio security or could result in possible liability to the fund. In addition, custodial, security settlement and clearance procedures in some emerging countries may not fully protect the fund against loss or theft of its assets.

WITHHOLDING AND OTHER TAXES. The fund will be subject to taxes, including withholding taxes, on income (possibly including, in some cases, capital gains) that are or may be imposed by certain countries with respect to the fund's investments in such countries. These taxes will reduce the return achieved by the fund. Treaties between the U.S. and such countries may not be available to reduce the otherwise applicable tax rates.

INVESTMENTS IN DEPOSITARY RECEIPTS. The fund may hold securities of non-U.S. issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other similar instruments. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs and GDRs and other similar global instruments in bearer form are designed for use in non-U.S. securities markets.

ADRs are denominated in U.S. dollars and represent an interest in the right to receive securities of non-U.S. issuers deposited in a U.S. bank or correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of non-U.S. issuers. However, by investing in ADRs rather than directly in equity securities of non-U.S. issuers, the fund will avoid currency risks during the settlement period for either purchases or sales. EDRs and GDRs are not necessarily denominated in the same currency as the underlying securities which they represent.

For purposes of the fund's investment policies, investments in ADRs, GDRs and similar instruments will be deemed to be investments in the underlying equity securities of non-U.S. issuers. The fund may acquire depositary receipts from banks that do not have a contractual relationship with the issuer of the security underlying the depositary receipt to issue and secure such depositary receipt. To the extent the fund invests in such unsponsored depositary receipts there may be an increased possibility that the fund may not become aware of events affecting the underlying security and thus the value of the related depositary receipt. In addition, certain benefits (i.e., rights offerings) which may be associated with the security underlying the depositary receipt may not inure to the benefit of the holder of such depositary receipt.

REAL ESTATE INVESTMENT TRUSTS ("REITS") AND ASSOCIATED RISK FACTORS

REITs are companies which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Internal Revenue Code of 1986, as amended (the "Code"). In some cases, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests in addition to the expenses paid by the fund. Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

REITs may have limited financial resources and may trade less frequently and in a more limited volume than larger company securities. Historically REITs have been more volatile in price than the larger capitalization stocks included in Standard & Poor's 500 Stock Index.

OTHER INVESTMENT COMPANIES

The fund may invest in the securities of other investment companies to the extent that such investments are consistent with the fund's investment objective and policies and permissible under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the 1940 Act, the fund may not acquire the securities of other domestic or non-U.S. investment companies if, as a result,
(i) more than 10% of the fund's total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the fund, or (iii) more than 5% of the fund's total assets would be invested in any one investment company. These limitations do not apply to the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all the assets of another investment company. The fund may invest in money market funds managed by Pioneer in reliance on an exemptive order granted by the Securities and Exchange Commission (the "SEC").

The fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies' expenses, including advisory fees. These expenses are in addition to the direct expenses of the fund's own operations.

Subject to the limitations on investment in other investment companies, the fund may invest in exchange traded funds (ETFs). ETFs, such as SPDRs, NASDAQ 100 Index Trading Stock (QQQs), iShares and various country index funds, are funds whose shares are traded on a national exchange or the National Association of Securities Dealers' Automatic Quotation System (NASDAQ). ETFs may be based on underlying equity or fixed income securities. SPDRs, for example, seek to provide investment results that generally correspond to the performance of the component common stocks of the S&P 500. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as "creation units." The investor purchasing a creation unit then sells the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. There can be no assurance that an ETF's investment objective will be achieved. ETFs based on an index may not replicate and maintain exactly the composition and relative weightings of securities in the index. ETFs are subject to the risks of investing in the underlying securities. The fund, as a holder of the securities of the ETF, will bear its pro rata portion of the ETF's expenses, including advisory fees. These expenses are in addition to the direct expenses of the fund's own operations.

REPURCHASE AGREEMENTS

The fund may enter into repurchase agreements with broker-dealers, member banks of the Federal Reserve System and other financial institutions. Repurchase agreements are arrangements under which the fund purchases securities and the seller agrees to repurchase the securities within a specific time and at a specific price. The repurchase price is generally higher than the fund's purchase price, with the difference being income to the fund. Under the direction of the Board of Trustees, Pioneer reviews and monitors the creditworthiness of any institution which enters into a repurchase agreement with the fund. The counterparty's obligations under the repurchase agreement are collateralized with U.S. Treasury and/or agency obligations with a market value of not less than 100% of the obligations, valued daily. Collateral is held by the fund's custodian in a segregated, safekeeping account for the benefit of the fund. Repurchase agreements afford the fund an opportunity to earn income on temporarily available cash at low risk. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and the fund has not perfected a security interest in the security, the fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the fund would be at risk of losing some or all of the principal and interest involved in the transaction.

SHORT SALES AGAINST THE BOX

The fund may sell securities "short against the box." A short sale involves the fund borrowing securities from a broker and selling the borrowed securities. The fund has an obligation to return securities identical to the borrowed securities to the broker. In a short sale against the box, the fund at all times owns an equal amount of the security sold short or securities convertible into or exchangeable for, with or without payment of additional consideration, an equal amount of the security sold short. The fund intends to use short sales against the box to hedge. For example, when the fund believes that the price of a current portfolio security may decline, the fund may use a short sale against the box to lock in a sale price for a security rather than selling the security immediately. In such a case, any future losses in the fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position.

If the fund effects a short sale against the box at a time when it has an unrealized gain on the security, it may be required to recognize that gain as if it had actually sold the security (a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if the fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale provided that certain other conditions are satisfied. Uncertainty regarding certain tax consequences of effecting short sales may limit the extent to which the fund may make short sales against the box.

ASSET SEGREGATION

The 1940 Act requires that the fund segregate assets in connection with certain types of transactions that may have the effect of leveraging the fund's portfolio. If the fund enters into a transaction requiring segregation, such as a forward commitment, the custodian or Pioneer will segregate liquid assets in an amount required to comply with the 1940 Act. Such segregated assets will be valued at market daily. If the aggregate value of such segregated assets declines below the aggregate value required to satisfy the 1940 Act, additional liquid assets will be segregated.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The fund may purchase securities, including U.S. government securities, on a when-issued basis or may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement period, but no payment or delivery is made by the fund prior to the actual delivery or payment by the other party to the transaction. The fund will not earn income on these securities until delivered. The purchase of securities on a when-issued or delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. The fund's obligations with respect to when-issued and delayed delivery transactions will be fully collateralized by segregating liquid assets with a value equal to the fund's obligations. See "Asset Segregation."

PORTFOLIO TURNOVER

It is the policy of the fund not to engage in trading for short-term profits although portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the fund. The fund's annual portfolio turnover rate may exceed 100%. A high rate of portfolio turnover (100% or more) involves correspondingly greater transaction costs which must be borne by the fund and its shareholders.

FOREIGN CURRENCY TRANSACTIONS

The fund may engage in foreign currency transactions. These transactions may be conducted at the prevailing spot rate for purchasing or selling currency in the foreign exchange market. The fund also has authority to enter into forward foreign currency exchange contracts involving currencies of the different countries in which the fund invests as a hedge against possible variations in the foreign exchange rates between these currencies and the U.S. dollar. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract.

Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the fund, accrued in connection with the purchase and sale of its portfolio securities quoted in foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in such foreign currencies. There is no guarantee that the fund will be engaged in hedging activities when adverse exchange rate movements occur. The fund will not attempt to hedge all of its foreign portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by Pioneer.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also limit the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the fund to hedge against a devaluation that is so generally anticipated that the fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

The cost to the fund of engaging in foreign currency transactions varies with such factors as the currency involved, the size of the contract, the length of the contract period, differences in interest rates between the two currencies and the market conditions then prevailing. Since transactions in foreign currency and forward contracts are usually conducted on a principal basis, no fees or commissions are involved. The fund may close out a forward position in a currency by selling the forward contract or by entering into an offsetting forward contract.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Using forward contracts to protect the value of the fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which the fund can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the U.S. dollar value of only a portion of the fund's foreign assets.

While the fund will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. While the fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between the fund's portfolio holdings of securities quoted or denominated in a particular currency and forward contracts entered into by the fund. Such imperfect correlation may cause the fund to sustain losses which will prevent the fund from achieving a complete hedge or expose the fund to risk of foreign exchange loss.

Over-the-counter markets for trading foreign forward currency contracts offer less protection against defaults than is available when trading in currency instruments on an exchange. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the fund of unrealized profits or force the fund to cover its commitments for purchase or resale, if any, at the current market price.

If the fund enters into a forward contract to purchase foreign currency, the custodian or Pioneer will segregate liquid assets. See "Asset Segregation."

OPTIONS ON FOREIGN CURRENCIES

The fund may purchase and write options on foreign currencies for hedging purposes in a manner similar to that of transactions in forward contracts. For example, a decline in the dollar value of a foreign currency in which portfolio securities are quoted or denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In an attempt to protect against such decreases in the value of portfolio securities, the fund may purchase put options on the foreign currency. If the value of the currency declines, the fund will have the right to sell such currency for a fixed amount of dollars which exceeds the market value of such currency. This would result in a gain that may offset, in whole or in part, the negative effect of currency depreciation on the value of the fund's securities quoted or denominated in that currency.

Conversely, if a rise in the dollar value of a currency is projected for those securities to be acquired, thereby increasing the cost of such securities, the fund may purchase call options on such currency. If the value of such currency increases, the purchase of such call options would enable the fund to purchase currency for a fixed amount of dollars which is less than the market value of such currency. Such a purchase would result in a gain that may offset, at least partially, the effect of any currency related increase in the price of securities the fund intends to acquire. As in the case of other types of options transactions, however, the benefit the fund derives from purchasing foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the fund could sustain losses on transactions in foreign currency options which would deprive it of a portion or all of the benefits of advantageous changes in such rates.

The fund may also write options on foreign currencies for hedging purposes. For example, if the fund anticipated a decline in the dollar value of securities quoted or denominated in a foreign currency because of declining exchange rates, it could, instead of purchasing a put option, write a covered call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decrease in value of portfolio securities will be partially offset by the amount of the premium received by the fund.

Similarly, the fund could write a put option on the relevant currency, instead of purchasing a call option, to hedge against an anticipated increase in the dollar cost of securities to be acquired. If exchange rates move in the manner projected, the put option will expire unexercised and allow the fund to offset such increased cost up to the amount of the premium. However, as in the case of other types of options transactions, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, only if rates move in the expected direction. If unanticipated exchange rate fluctuations occur, the option may be exercised and the fund would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. As a result of writing options on foreign currencies, the fund also may be required to forgo all or a portion of the benefits which might otherwise have been obtained from favorable movements in currency exchange rates.

A call option written on foreign currency by the fund is "covered" if the fund owns the underlying foreign currency subject to the call, or if it has an absolute and immediate right to acquire that foreign currency without additional cash consideration. A call option is also covered if the fund holds a call on the same foreign currency for the same principal amount as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or (b) greater than the exercise price of the call written if the amount of the difference is maintained by the fund in cash or liquid securities. See "Asset Segregation."

The fund may close out its position in a currency option by either selling the option it has purchased or entering into an offsetting option. An exchange-traded options position may be closed out only on an options exchange which provides a secondary market for an option of the same series. Although the fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying currencies pursuant to the exercise of put options. If the fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying currency (or security quoted or denominated in that currency) until the option expires or it delivers the underlying currency upon exercise.

The fund may purchase and write over-the-counter options to the extent consistent with its limitation on investments in illiquid securities. Trading in over-the-counter options is subject to the risk that the other party will be unable or unwilling to close out options purchased or written by the fund.

OPTIONS ON SECURITIES AND SECURITIES INDICES

For hedging purposes or to seek to increase total return, the fund may purchase put and call options on any security in which it may invest or options on any securities index based on securities in which it may invest. The fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased.

WRITING CALL AND PUT OPTIONS ON SECURITIES. A call option written by the fund obligates the fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by the fund are covered, which means that the fund will own the securities subject to the options as long as the options are outstanding, or the fund will use the other methods described below. The fund's purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, the fund may forgo the opportunity to profit from an increase in the market price of the underlying security.

A put option written by the fund would obligate the fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by the fund would be covered, which means that the fund would have segregated assets with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the fund. However, in return for the option premium, the fund accepts the risk that it may be required to purchase the underlying security at a price in excess of its market value at the time of purchase.

Call and put options written by the fund will also be considered to be covered to the extent that the fund's liabilities under such options are wholly or partially offset by its rights under call and put options purchased by the fund. In addition, a written call option or put may be covered by entering into an offsetting forward contract and/or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the fund's net exposure on its written option position.

WRITING CALL AND PUT OPTIONS ON SECURITIES INDICES. The fund may also write
(sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segments of the securities market rather than price fluctuations in a single security.

The fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional consideration if cash in such amount is segregated) upon conversion or exchange of other securities in its portfolio. The fund may cover call and put options on a securities index by segregating assets with a value equal to the exercise price.

PURCHASING CALL AND PUT OPTIONS. The fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle the fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the call option.

The fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle the fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the fund's securities. Put options may also be purchased by the fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

The fund may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

RISKS OF TRADING OPTIONS. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option, or at any particular time. If the fund is unable to effect a closing purchase transaction with respect to covered options it has written, the fund will not be able to sell the underlying securities or dispose of its segregated assets until the options expire or are exercised. Similarly, if the fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange, if any, that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The fund may purchase and sell both options that are traded on U.S. and non-U.S. exchanges and options traded over the counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

Transactions by the fund in options on securities and indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which the fund may write or purchase may be affected by options written or purchased by other investment advisory clients of Pioneer. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on Pioneer's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price movements can take place in the underlying markets that cannot be reflected in the options markets.

In addition to the risks of imperfect correlation between the fund's portfolio and the index underlying the option, the purchase of securities index options involves the risk that the premium and transaction costs paid by the fund in purchasing an option will be lost. This could occur as a result of unanticipated movements in the price of the securities comprising the securities index on which the option is based.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

To hedge against changes in securities prices or currency exchange rates or to seek to increase total return, the fund may purchase and sell various kinds of futures contracts, and purchase and write (sell) call and put options on any of such futures contracts. The fund may also enter into closing purchase and sale transactions with respect to any of such contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices, foreign currencies and other financial instruments and indices. The fund will engage in futures and related options transactions for bona fide hedging and non-hedging purposes as described below. All futures contracts entered into by the fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission (the "CFTC") or on non-U.S. exchanges.

FUTURES CONTRACTS. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

When interest rates are rising or securities prices are falling, the fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. Similarly, the fund can sell futures contracts on a specified currency to protect against a decline in the value of such currency and a decline in the value of its portfolio securities which are denominated in such currency. The fund can purchase futures contracts on a foreign currency to establish the price in U.S. dollars of a security denominated in such currency that the fund has acquired or expects to acquire.

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, the fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures on securities or currency are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

HEDGING STRATEGIES. Hedging, by use of futures contracts, seeks to establish with more certainty the effective price, rate of return and currency exchange rate on portfolio securities and securities that the fund owns or proposes to acquire. The fund may, for example, take a "short" position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the value of the fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the fund or securities with characteristics similar to those of the fund's portfolio securities. Similarly, the fund may sell futures contracts in a foreign currency in which its portfolio securities are denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies. If, in the opinion of Pioneer, there is a sufficient degree of correlation between price trends for the fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the fund may also enter into such futures contracts as part of its hedging strategies. Although under some circumstances prices of securities in the fund's portfolio may be more or less volatile than prices of such futures contracts, Pioneer will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the fund may take a "long" position by purchasing futures contracts. This may be done, for example, when the fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices or rates that are currently available.

OPTIONS ON FUTURES CONTRACTS. The acquisition of put and call options on futures contracts will give the fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the fund's assets. By writing a call option, the fund becomes obligated, in exchange for the premium, to sell a futures contract (if the option is exercised), which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the fund intends to purchase. However, the fund becomes obligated to purchase a futures contract (if the option is exercised) which may have a value lower than the exercise price. Thus, the loss incurred by the fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. The fund will incur transaction costs in connection with the writing of options on futures.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. The fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

OTHER CONSIDERATIONS. The fund will engage in futures and related options transactions in accordance with CFTC regulations which permit principals of an investment company registered under the 1940 Act to engage in such transactions without registering as commodity pool operators.

The fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a regulated investment company for U.S. federal income tax purposes.

Futures contracts and related options involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the fund to purchase securities or currencies, require the fund to segregate assets to cover such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss. It is not possible to hedge fully or perfectly against the effect of currency fluctuations on the value of non-U.S. securities because currency movements impact the value of different securities in differing degrees.

EQUITY SWAPS, CAPS, FLOORS AND COLLARS.

The fund may enter into equity swaps, caps, floors and collars to hedge assets or liabilities or to seek to increase total return. Equity swaps involve the exchange by a fund with another party of their respective commitments to make or receive payments based on notional equity securities. The purchase of an equity cap entitles the purchaser, to the extent that the market value of a specified equity security or benchmark exceeds a predetermined level, to receive payments of a contractually-based amount from the party selling the cap. The purchase of an equity floor entitles the purchaser, to the extent that the market value of a specified equity security or benchmark falls below a predetermined level, to receive payments of a contractually-based amount from the party selling the floor. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of values. Investments in swaps, caps, floors and collars are highly specialized activities which involve investment techniques and risks different from those associated with ordinary portfolio transactions. Investments in equity swaps, caps, floors and collars may be considered speculative because they involve significant risk of loss. If Pioneer is incorrect in its forecast of market values, these investments could negatively impact the fund's performance. These investments also are subject to default risk of the counterparty and may be less liquid than other portfolio securities. Moreover, investments in swaps, caps, floors and collars may involve greater transaction costs than investments in other equity securities.

WARRANTS AND STOCK PURCHASE RIGHTS

The fund may invest in warrants, which are securities permitting, but not obligating, their holder to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holders to purchase, and they do not represent any rights in the assets of the issuer.

The fund may also invest in stock purchase rights. Stock purchase rights are instruments, frequently distributed to an issuer's shareholders as a dividend, that entitle the holder to purchase a specific number of shares of common stock on a specific date or during a specific period of time. The exercise price on the rights is normally at a discount from market value of the common stock at the time of distribution. The rights do not carry with them the right to dividends or to vote and may or may not be transferable. Stock purchase rights are frequently used outside of the United States as a means of raising additional capital from an issuer's current shareholders.

As a result, an investment in warrants or stock purchase rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or a stock purchase right does not necessarily change with the value of the underlying securities, and warrants and stock purchase rights expire worthless if they are not exercised on or prior to their expiration date.

PREFERRED SHARES

The fund may invest in preferred shares of beneficial interest of trust instruments. Preferred shares are equity securities, but they have many characteristics of fixed income securities, such as a fixed dividend payment rate and/or a liquidity preference over the issuer's common shares. However, because preferred shares are equity securities, they may be more susceptible to risks traditionally associated with equity investments than the fund's fixed income securities.

LENDING OF PORTFOLIO SECURITIES

The fund may lend portfolio securities to registered broker-dealers or other institutional investors deemed by Pioneer to be of good standing under agreements which require that the loans be secured continuously by collateral in cash, cash equivalents or U.S. Treasury bills maintained on a current basis at an amount at least equal to the market value of the securities loaned. The fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned as well as the benefit of an increase and the detriment of any decrease in the market value of the securities loaned and would also receive compensation based on investment of the collateral. The fund may pay administrative and custodial fees in connection with loans of securities and may pay a portion of the income or fee earned thereon to the borrower, lending agent or other intermediary. The fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of consent on a material matter affecting the investment.

As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The fund will lend portfolio securities only to firms that have been approved in advance by the Board of Trustees, which will monitor the creditworthiness of any such firms. At no time would the value of the securities loaned exceed 33 1/3% of the value of the fund's total assets.

MARKET SEGMENTS

The fund may not "concentrate" its assets in securities of companies in a particular industry. The fund would be concentrating if it invested more than 25% of its assets in the securities of issuers within the same industry. At times, more than 25% of the fund's assets may be invested in the same market segment, such as financials or technology. To the extent that the fund emphasizes its investments in a market segment, the fund may be subject to a greater degree to the risks particular to such segment and experience greater market fluctuation than a fund without the same exposure to those industries. For example, the industries in the financial segment are subject to extensive government regulation and can be significantly affected by availability and cost of capital funds, changes in competition among industries in the segment, changes in interest rates, and the rate of corporate and consumer debt defaults. The industries in the technology segment can be significantly affected by rapidly evolving technology, short product lives, rates of corporate expenditures, falling prices and profits, competition from new market entrants, and general economic conditions.

FUNDAMENTAL INVESTMENT RESTRICTIONS. The fund has adopted certain fundamental investment restrictions which, along with the fund's investment objective, may not be changed without the affirmative vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the fund. Statements in italics are not part of the restriction. For this purpose, a majority of the outstanding shares of the fund means the vote of the lesser of:

(i) 67% or more of the shares represented at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy, or

(ii) more than 50% of the outstanding shares of the fund.

The fund may not:

(1) Issue senior securities, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction. SENIOR SECURITIES THAT A FUND MAY ISSUE IN ACCORDANCE WITH THE 1940 ACT INCLUDE BORROWING, FUTURES, WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD FOREIGN CURRENCY EXCHANGE TRANSACTIONS.

(2) Borrow money, except on a temporary basis and to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction. UNDER CURRENT REGULATORY REQUIREMENTS, A FUND MAY: (A) BORROW FROM BANKS OR THROUGH REVERSE REPURCHASE AGREEMENTS IN AN AMOUNT UP TO 33 1/3% OF THE FUND'S TOTAL ASSETS (INCLUDING THE AMOUNT BORROWED);
(B) BORROW UP TO AN ADDITIONAL 5% OF THE FUND'S ASSETS FOR TEMPORARY PURPOSES;
(C) OBTAIN SUCH SHORT-TERM CREDITS AS ARE NECESSARY FOR THE CLEARANCE OF PORTFOLIO TRANSACTIONS; (D) PURCHASE SECURITIES ON MARGIN TO THE EXTENT PERMITTED BY APPLICABLE LAW; AND (E) ENGAGE IN TRANSACTIONS IN MORTGAGE DOLLAR ROLLS THAT ARE ACCOUNTED FOR AS FINANCINGS.

(3) Invest in real estate, except (a) that the fund may invest in securities of issuers that invest in real estate or interests therein, securities that are secured by real estate or interests therein, securities of real estate investment trusts, mortgage-backed securities and other securities that represent a similar indirect interest in real estate; and (b) the fund may acquire real estate or interests therein through exercising rights or remedies with regard to an instrument or security.

(4) Make loans, except that the fund may (i) lend portfolio securities in accordance with the fund's investment policies, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, (iv) participate in a credit facility whereby the fund may directly lend to and borrow money from other affiliated funds to the extent permitted under the 1940 Act or an exemption therefrom, and (v) make loans in any other manner consistent with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.

(5) Invest in commodities or commodity contracts, except that the fund may invest in currency instruments and currency contracts and financial instruments and financial contracts that might be deemed to be commodities and commodity contracts in accordance with applicable law. A FUTURES CONTRACT, FOR EXAMPLE, MAY BE DEEMED TO BE A COMMODITY CONTRACT.

(6) Make any investment inconsistent with its classification as a diversified open-end investment company (or series thereof) under the 1940 Act. CURRENTLY, DIVERSIFICATION MEANS THAT, WITH RESPECT TO 75% OF ITS TOTAL ASSETS, THE FUND MAY NOT PURCHASE SECURITIES OF AN ISSUER (OTHER THAN THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES AND SECURITIES OF INVESTMENT COMPANIES), IF

     (A) SUCH PURCHASE WOULD CAUSE MORE THAN 5% OF THE FUND'S TOTAL ASSETS, TAKEN AT MARKET VALUE, TO BE INVESTED IN THE SECURITIES OF SUCH ISSUER, OR

     (B) SUCH PURCHASE WOULD AT THE TIME RESULT IN MORE THAN 10% OF THE OUTSTANDING VOTING SECURITIES OF SUCH ISSUER BEING HELD BY THE FUND.

(7) Act as an underwriter, except insofar as the fund technically may be deemed to be an underwriter in connection with the purchase or sale of its portfolio securities.

(8) Concentrate its investments in securities of companies in any particular industry. IN THE OPINION OF THE SEC, INVESTMENTS ARE CONCENTRATED IN A PARTICULAR INDUSTRY IF SUCH INVESTMENTS AGGREGATE 25% OR MORE OF THE FUND'S TOTAL ASSETS. WHEN IDENTIFYING INDUSTRIES FOR PURPOSES OF ITS CONCENTRATION POLICY, THE FUND MAY RELY UPON AVAILABLE INDUSTRY CLASSIFICATIONS. The fund's policy does not apply to investments in U.S. government securities.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The following restrictions have been designated as non-fundamental and may be changed by a vote of the fund's Board of Trustees without approval of shareholders.

(1) The fund will not purchase securities during the current fiscal year at any time that outstanding borrowings exceed 5% of the fund's total assets.

(2) The fund may not engage in short sales, except short sales against the box.

(3) The fund will not invest in any investment company in reliance on Section 12(d)(1)(F) of the 1940 Act, which would allow the fund to invest in other investment companies, or in reliance on Section 12(d)(1)(G) of the 1940 Act, which would allow the fund to invest in other Pioneer funds, in each case without being subject to the limitations discussed above under "Other Investment Companies" so long as another investment company invests in the fund in reliance on Section 12(d)(1)(G), such as one of the series of Pioneer Asset Allocation Series.

(4) The fund does not invest in companies for the purposes of exercising control or management.

MANAGEMENT OF THE FUND

The fund's Board of Trustees provides broad supervision over the fund's affairs. The officers of the fund are responsible for the fund's operations. The fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 65 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

                                        TERM OF OFFICE
   NAME, AGE AND       POSITION HELD     AND LENGTH OF      PRINCIPAL OCCUPATION DURING       OTHER DIRECTORSHIPS HELD
     ADDRESS           WITH THE FUND        SERVICE               PAST FIVE YEARS                 BY THIS TRUSTEE
-------------------   ---------------   --------------   --------------------------------   ---------------------------
INTERESTED TRUSTEES:

John F. Cogan,        Chairman of the   Trustee since    Deputy Chairman and a Director     Director of Harbor Global
Jr. (78)*             Board, Trustee    2004. Serves     of Pioneer Global Asset            Company, Ltd.
                      and President     until a          Management S.p.A. ("PGAM");
                                        successor        Non-Executive Chairman and a
                                        trustee is       Director of Pioneer Investment
                                        elected or       Management USA Inc. ("PIM-USA");
                                        earlier          Chairman and a Director of
                                        retirement or    Pioneer; Director of Pioneer
                                        removal.         Alternative Investment
                                                         Management Limited (Dublin);
                                                         President and a Director of
                                                         Pioneer Alternative Investment
                                                         Management (Bermuda) Limited and
                                                         affiliated funds; President and
                                                         Director of Pioneer Funds
                                                         Distributor, Inc. ("PFD");
                                                         President of all of the Pioneer
                                                         Funds; and Of Counsel (since
                                                         2000, partner prior to 2000),
                                                         Wilmer Cutler Pickering Hale and
                                                         Dorr LLP (counsel to PIM-USA and
                                                         the Pioneer Funds)
Osbert M.             Trustee and       Trustee since    President and Chief Executive      None
Hood                  Executive Vice    2004. Serves     Officer, PIM-USA since May, 2003
(52)*                 President         until a          (Director since January, 2001);
                                        successor        President and Director of
                                        trustee is       Pioneer since May, 2003;
                                        elected or       Chairman and Director of Pioneer
                                        earlier          Investment Management
                                        retirement or    Shareholder Services, Inc.
                                        removal.         ("PIMSS") since May, 2003;
                                                         Executive Vice President of all
                                                         of the Pioneer Funds since June
                                                         3, 2003; Executive Vice
                                                         President and Chief Operating
                                                         Officer of PIM-USA, November
                                                         2000-May 2003; Executive Vice
                                                         President, Chief Financial
                                                         Officer and Treasurer, John
                                                         Hancock Advisers, LLC, Boston,
                                                         MA, November 1999-November 2000;
                                                         Senior Vice President and Chief
                                                         Financial Officer, John Hancock
                                                         Advisers, LLC,
                                                         April 1997-November 1999

                                        TERM OF OFFICE
   NAME, AGE AND       POSITION HELD     AND LENGTH OF      PRINCIPAL OCCUPATION DURING       OTHER DIRECTORSHIPS HELD
     ADDRESS           WITH THE FUND        SERVICE               PAST FIVE YEARS                 BY THIS TRUSTEE
-------------------   ---------------   --------------   --------------------------------   ---------------------------
INDEPENDENT TRUSTEES:

Mary K. Bush (56)     Trustee           Trustee since    President, Bush International      Director of Brady
3509 WOODBINE                           2004. Serves     (international financial           Corporation (industrial
STREET, CHEVY                           until a          advisory firm)                     identification and
CHASE,                                  successor                                           specialty coated material
MD 20815                                trustee is                                          products manufacturer),
                                        elected or                                          Millennium Chemicals, Inc.
                                        earlier                                             (commodity chemicals),
                                        retirement or                                       Mortgage Guaranty Insurance
                                        removal.                                            Corporation and R.J.
                                                                                            Reynolds Tobacco Holdings,
                                                                                            Inc. (tobacco)
Richard H. Egdahl,    Trustee           Trustee since    Alexander Graham Bell Professor    None
M.D. (77)                               2004. Serves     of Health Care Entrepreneurship,
BOSTON UNIVERSITY                       until a          Boston University; Professor of
HEALTHCARE                              successor        Management, Boston University
ENTREPRENEURSHIP                        trustee is       School of Management; Professor
PROGRAM, 53 BAY                         elected or       of Public Health, Boston
STATE ROAD, BOSTON,                     earlier          University School of Public
MA 02215                                retirement or    Health; Professor of Surgery,
                                        removal.         Boston University School of
                                                         Medicine; and University
                                                         Professor, Boston University
Margaret B.W.         Trustee           Trustee since    Founding Director, The Winthrop    None
Graham (57)                             2004. Serves     Group, Inc. (consulting firm);
1001 SHERBROOKE                         until a          Professor of Management, Faculty
STREET WEST,                            successor        of Management, McGill University
MONTREAL, QUEBEC,                       trustee is
CANADA                                  elected or
                                        earlier
                                        retirement or
                                        removal.
Marguerite A. Piret   Trustee           Trustee since    President and Chief Executive      None
(56)                                    2004. Serves     Officer, Newbury, Piret &
ONE BOSTON PLACE,                       until a          Company, Inc. (investment
28TH FLOOR, BOSTON,                     successor        banking firm)
MA 02108                                trustee is
                                        elected or
                                        earlier
                                        retirement or
                                        removal.
Stephen K. West       Trustee           Trustee since    Senior Counsel, Sullivan &         Director, The Swiss
(75)                                    2004. Serves     Cromwell (law firm)                Helvetia Fund, Inc.
125 BROAD STREET,                       until a                                             (closed-end investment
NEW YORK, NY                            successor                                           company) and AMVESCAP PLC
10004                                   trustee is                                          (investment managers)
                                        elected or
                                        earlier
                                        retirement or
                                        removal.

                                        TERM OF OFFICE
   NAME, AGE AND       POSITION HELD     AND LENGTH OF      PRINCIPAL OCCUPATION DURING       OTHER DIRECTORSHIPS HELD
     ADDRESS           WITH THE FUND        SERVICE               PAST FIVE YEARS                 BY THIS TRUSTEE
-------------------   ---------------   --------------   --------------------------------   ---------------------------
John Winthrop (68)    Trustee           Trustee since    President, John Winthrop & Co.,    None
ONE NORTH ADGERS                        2004. Serves     Inc. (private investment firm)
WHARF, CHARLESTON,                      until a
SC 29401                                successor
                                        trustee is
                                        elected or
                                        earlier
                                        retirement or
                                        removal.

FUND OFFICERS:

                                                                                              OTHER DIRECTORSHIPS HELD
                                                                                                  BY THIS OFFICER
                                                                                            ---------------------------

Dorothy E.            Secretary         Since 2004.      Secretary of PIM-USA; Senior       None
Bourassa (56)                           Serves at the    Vice President - Legal of
                                        discretion of    Pioneer; and Secretary/Clerk of
                                        Board            most of PIM-USA's subsidiaries
                                                         since October 2000; Secretary of
                                                         all of the Pioneer Funds since
                                                         September 2003 (Assistant
                                                         Secretary from November 2000 to
                                                         September 2003); and Senior
                                                         Counsel, Assistant Vice
                                                         President and Director of
                                                         Compliance of PIM-USA from April
                                                         1998 through October 2000
Christopher J.        Assistant         Since 2004.      Assistant Vice President and       None
Kelley (39)           Secretary         Serves at the    Senior Counsel of Pioneer since
                                        discretion of    July 2002; Vice President and
                                        Board            Senior Counsel of BISYS Fund
                                                         Services, Inc. (April 2001 to
                                                         June 2002); Senior Vice
                                                         President and Deputy General
                                                         Counsel of Funds Distributor,
                                                         Inc. (July 2000 to April 2001;
                                                         Vice President and Associate
                                                         General Counsel from July 1996
                                                         to July 2000); Assistant
                                                         Secretary of all Pioneer Funds
                                                         since September 2003
David C.              Assistant         Since 2004.      Partner, Wilmer Cutler Pickering   None
Phelan (46)           Secretary         Serves at the    Hale and Dorr LLP; Assistant
                                        discretion of    Secretary of all Pioneer Funds
                                        the Board        since September 2003

                                        TERM OF OFFICE
   NAME, AGE AND       POSITION HELD     AND LENGTH OF      PRINCIPAL OCCUPATION DURING       OTHER DIRECTORSHIPS HELD
     ADDRESS           WITH THE FUND        SERVICE               PAST FIVE YEARS                 BY THIS TRUSTEE
-------------------   ---------------   --------------   --------------------------------   ---------------------------
Vincent Nave          Treasurer         Since 2004.      Vice President-Fund Accounting,    None
(59)                                    Serves at the    Administration and Custody
                                        discretion of    Services of Pioneer (Manager
                                        Board            from September 1996 to February
                                                         1999); and Treasurer of all of
                                                         the Pioneer Funds (Assistant
                                                         Treasurer from June 1999 to
                                                         November 2000)
Luis I. Presutti      Assistant         Since 2004.      Assistant Vice President-Fund      None
(39)                  Treasurer         Serves at the    Accounting, Administration and
                                        discretion of    Custody Services of Pioneer
                                        Board            (Fund Accounting Manager from
                                                         1994 to 1999); and Assistant
                                                         Treasurer of all of the Pioneer
                                                         Funds since November 2000
Gary Sullivan         Assistant         Since 2004.      Fund Accounting Manager - Fund     None
(46)                  Treasurer         Serves at the    Accounting, Administration and
                                        discretion of    Custody Services of Pioneer; and
                                        Board            Assistant Treasurer of all of
                                                         the Pioneer Funds since May 2002
Katharine Kim         Assistant         Since 2004.      Fund Administration Manager -      None
Sullivan (30)         Treasurer         Serves at the    Fund Accounting, Administration
                                        discretion of    and Custody Services since June
                                        the Board        2003; Assistant Vice President -
                                                         Mutual Fund Operations of State
                                                         Street Corporation from June
                                                         2002 to June 2003 (formerly
                                                         Deutsche Bank Asset Management);
                                                         Pioneer Fund Accounting,
                                                         Administration and Custody
                                                         Services (Fund Accounting
                                                         Manager from August 199 to May
                                                         2002, Fund Accounting Services
                                                         Supervisor from 1997 to July
                                                         1999); Assistant Treasurer of
                                                         all Pioneer Funds since
                                                         September 2003

*Mr. Cogan and Mr. Hood are Interested Trustees because each is an officer or director of the fund's investment adviser and certain of its affiliates.

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

BOARD COMMITTEES

Because the Trust is newly organized the Board of Trustees of Pioneer Series Trust III attended one meeting during the current fiscal year.

The Board of Trustees has an Audit Committee, a Nominating Committee, a Valuation Committee, an Independent Trustees Committee and a Policy Administration Committee. Committee members are as follows:

AUDIT

Marguerite A. Piret (Chair), Margaret B.W. Graham and John Winthrop

INDEPENDENT TRUSTEES

Mary K. Bush, Richard H. Egdahl, Margaret B.W. Graham (Chair), Marguerite A. Piret, Stephen K. West and John Winthrop

NOMINATING

Mary K. Bush, Richard H. Egdahl (Chair) and Marguerite A. Piret

VALUATION

Marguerite A. Piret (Chair), Stephen K. West and John Winthrop

POLICY ADMINISTRATION

Mary K. Bush (Chair), Richard H. Egdahl and Margaret B.W. Graham

During the most recent fiscal year, the Audit, Nominating, Valuation, Independent Trustees and Policy Administration Committees did not hold any meetings, because the Trust is newly organized.

The Board of Trustees has adopted a charter for the Audit Committee. In accordance with its charter, the purposes of the Audit Committee are to:

o act as a liaison between the fund's independent registered public accounting firm and the full Board of Trustees of the fund;

o discuss with the fund's independent registered public accounting firm their judgments about the quality of the fund's accounting principles and underlying estimates as applied in the fund's financial reporting;

o review and assess the renewal materials of all related party contracts and agreements, including management advisory agreements, underwriting contracts, administration agreements, distribution contracts, and transfer agency contracts, among any other instruments and agreements that may be appropriate from time to time;

o review and approve insurance coverage and allocations of premiums between the management and the fund and among the Pioneer Funds;

o review and approve expenses under the administration agreement between Pioneer and the fund and allocations of such expenses among the Pioneer Funds; and

o receive on a periodic basis a formal written statement delineating all relationships between the auditors and the fund or Pioneer; to actively engage in a dialogue with the independent auditors with respect to any disclosed relationships or services that may impact the objectivity and independence of the independent registered public accounting firm; and to recommend that the Trustees take appropriate action in response to the independent registered public accounting firm's report to satisfy itself of the independent registered public accounting firm's independence.

The Nominating Committee reviews the qualifications of any candidate recommended by the Independent Trustees to serve as an Independent Trustee and makes a recommendation regarding that person's qualifications. The Committee does not accept nominations from shareholders.

The Valuation Committee reviews the valuation assigned to certain securities by Pioneer in accordance with the fund's valuation procedures.

The Policy Administration Committee reviews the implementation of certain of the fund's administrative policies and procedures.

The Independent Trustees Committee reviews the fund's management contract and other related party contracts annually and is also responsible for any other action required to be taken, under the 1940 Act, by the Independent Trustees acting alone.

During the most recent fiscal year, the Audit, Nominating, Valuation, Independent Trustees and Policy Administration Committees did not hold any meetings, because the Trust is newly organized.

The fund's Declaration of Trust provides that the fund will indemnify the Trustees and officers against liabilities and expenses incurred in connection with any litigation in which they may be involved because of their offices with the fund, unless it is determined in the manner specified in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the fund or that such indemnification would relieve any officer or Trustee of any liability to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

COMPENSATION OF OFFICERS AND TRUSTEES

The fund pays no salaries or compensation to any of its officers. The Pioneer Funds, including the fund, compensate their trustees. The Independent Trustees review and set their compensation annually, taking into consideration the committee and other responsibilities assigned to specific trustees. The table under "Annual Fees, Expense and Other Information-Compensation of Officer and Trustees" sets forth the compensation paid to each of the Trustees. The compensation paid to the Trustees is then allocated among the funds as follows:

o each fund with assets less than $250 million pays each Trustee who is not affiliated with PIM-USA, Pioneer, PFD, PIMSS or UniCredito Italiano (i.e., Independent Trustees) an annual fee of $1,000.
o the remaining compensation of the Independent Trustees is allocated to each fund with assets greater than $250 million based on the fund's net assets.
o the Interested Trustees receive an annual fee of $500 from each fund, except in the case of funds with net assets of $50 million or less, which pay each Interested Trustee an annual fee of $200. Pioneer reimburses the funds for the fees paid to the Interested Trustees.

See "Compensation of Officers and Trustees" in Annual Fee, Expense and Other Information.

SALES LOADS. The fund offers its shares to Trustees and officers of the fund and employees of Pioneer and its affiliates without a sales charge in order to encourage investment in the fund by individuals who are responsible for its management and because the sales to such persons do not entail any sales effort by the fund, brokers or other intermediaries.

OTHER INFORMATION

MATERIAL RELATIONSHIPS OF THE INDEPENDENT TRUSTEES. For purposes of the statements below:

     o the IMMEDIATE FAMILY MEMBERS of any person are their spouse, children in the person's household (including step and adoptive children) and any dependent of the person.

     o an entity in a CONTROL RELATIONSHIP means any person who controls, is controlled by or is under common control with the named person. For example, UniCredito Italiano is an entity that is in a control relationship with Pioneer.

     o a RELATED FUND is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act, for which Pioneer or any of its affiliates act as investment adviser or for which PFD or any of its affiliates act as principal underwriter. For example, the fund's related funds include all of the Pioneer Funds and any non-U.S. funds managed by Pioneer or its affiliates.

As of December 31, 2003, none of the Independent Trustees, nor any of their immediate family members, beneficially owned any securities issued by Pioneer, UniCredito Italiano or any other entity in a control relationship to Pioneer or PFD. During the calendar years 2002 and 2003, none of the Independent Trustees, nor any of their immediate family members, had any direct or indirect interest (the value of which exceeded $60,000), whether by contract, arrangement or otherwise, in Pioneer, UniCredito Italiano, or any other entity in a control relationship to Pioneer or PFD. During the calendar years 2002 and 2003, none of the Independent Trustees, nor any of their immediate family members, had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $60,000 and to which any of the following were a party (each a "fund related party"):

o    the fund
o    an officer of the fund
o    a related fund
o    an officer of any related fund
o    Pioneer
o    PFD
o    an officer of Pioneer or PFD
o    any affiliate of Pioneer or PFD
o    an officer of any such affiliate

During the calendar years 2002 and 2003, none of the Independent Trustees, nor any of their immediate family members, had any relationship (the value of which exceeded $60,000) with any fund related party, including, but not limited to, relationships arising out of (i) the payment for property and services, (ii) the provision of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate) or (iv) the provision of consulting services, except that Mr. West, an Independent Trustee, is Senior Counsel to Sullivan & Cromwell and acts as counsel to the Independent Trustees and the Independent Trustees of the other Pioneer Funds. The aggregate compensation paid to Sullivan & Cromwell by the fund and the other Pioneer Funds was approximately $53,000 and $126,603 in 2002 and 2003, respectively.

During the calendar years 2002 and 2003, none of the Independent Trustees, nor any of their immediate family members, served as a member of a board of directors on which an officer of any of the following entities also serves as a director:

o    Pioneer
o    PFD
o    UniCredito Italiano
o    any other entity in a control relationship with Pioneer or PFD

None of the fund's Trustees or officers has any arrangement with any other person pursuant to which that Trustee or officer serves on the Board of Trustees. During the calendar years 2002 and 2003, none of the Independent Trustees, nor any of their immediate family members, had any position, including as an officer, employee, director or partner, with any of the following:

o    the fund
o    any related fund
o    Pioneer
o    PFD
o    any affiliated person of the fund, Pioneer or PFD

o    UniCredito Italiano
o    any other entity in a control relationship to the fund, Pioneer or PFD

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE MANAGEMENT CONTRACT AND SUBADVISORY AGREEMENT. The 1940 Act requires that the fund's management contract and the subadvisory agreement be approved annually by both the Board of Trustees and a majority of the Independent Trustees voting separately. The Independent Trustees have determined that the terms of the fund's management contract and the subadvisory agreement are fair and reasonable and that the contracts are in the fund's best interest. The Independent Trustees believe that the management contract and the subadvisory agreement will enable the fund to enjoy high quality investment advisory services at a cost they deem appropriate, reasonable and in the best interests of the fund and its shareholders. In making such determinations, the Independent Trustees met independently from the Interested Trustees of the fund and any officers of Pioneer, Cullen Capital Management LLC ("Cullen")or their affiliates. The Independent Trustees also relied upon the assistance of counsel to the Independent Trustees and counsel to the fund.

In evaluating the management contract and the subadvisory agreement, the Independent Trustees reviewed materials furnished by Pioneer, including information regarding Pioneer, UniCredito Italiano, their respective affiliates and their personnel, operations and financial condition, and materials furnished by Cullen and its affiliates, personnel, operations and financial condition. The Independent Trustees discussed with representatives of both firms the fund's operations and their respective abilities to provide advisory and other services to the fund. The Independent Trustees also reviewed:

     o the investment performance of the fund and other Pioneer Funds with similar investment strategies and of funds with similar investment strategies managed by Cullen;

     o the fee charged by Pioneer for investment advisory and administrative services, as well as other compensation received by PFD and PIMSS, and the fees Pioneer would pay to Cullen;

     o    the fund's projected total operating expenses;

     o the investment performance, fees and total expenses of investment companies with similar objectives and strategies managed by other investment advisers;

     o the experience of the investment advisory and other personnel providing services to the fund and the historical quality of the services provided by Pioneer and Cullen; and

     o    the profitability to Pioneer of managing the fund.

The Independent Trustees considered the following as relevant to their recommendations: (1) the favorable history, reputation, qualification and background of Pioneer and UniCredito Italiano and Cullen, as well as the qualifications of their personnel and their respective financial conditions; (2) that the fee and expense ratios of the fund are reasonable given the quality of services expected to be provided and are comparable to the fee and expense ratios of similar investment companies; and (3) the relative performance of similar funds advised by Pioneer and Cullen since commencement of operations to comparable investment companies and unmanaged indices. The Independent Trustees deemed each of these factors to be relevant to their consideration of the fund's management contract and subadvisory agreement.

SHARE OWNERSHIP. See Annual Fee, Expense and Other Information for annual information on the ownership of fund shares by the Trustees, the fund's officers and owners in excess of 5% of any class of shares of the fund and a table indicating the value of shares that each Trustee beneficially owns in the fund and in all the Pioneer Funds.

CODE OF ETHICS. The fund's Board of Trustees approved a code of ethics under Rule 17j-1 under the 1940 Act that covers the fund, Pioneer and certain of Pioneer's affiliates. The code of ethics establishes procedures for personal investing and restricts certain transactions. Employees subject to the code of ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the fund.

PROXY VOTING POLICIES. Effective August 31, 2004, information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be publicly available to shareowners at WWW.PIONEERFUNDS.COM and on the SEC's website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

          Not Applicable.

INVESTMENT ADVISORY AND OTHER SERVICES

The trust has contracted with Pioneer to act as the fund's investment adviser. Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano. Certain Trustees or officers of the fund are also directors and/or officers of certain of UniCredito Italiano's subsidiaries (see management biographies above). Pioneer has entered into an agreement with its affiliate, Pioneer Investment Management Limited ("PIML"), pursuant to which PIML provides certain services and personnel to Pioneer.

Pioneer has engaged Cullen Capital Management LLC (as defined above as "Cullen") to act as the fund's subadviser. As the fund's investment adviser, Pioneer oversees the fund's operations and supervises Cullen, which is responsible for the day-to-day management of the fund's portfolio (see "Investment Subadviser" below). Except as otherwise provided under "Investment Subadviser" below, Pioneer also maintains books and records with respect to the fund's securities transactions, and reports to the Trustees on the fund's investments and performance.

Under the terms of its management contract with the fund, Pioneer pays all the operating expenses, including executive salaries and the rental of office space, relating to its services for the fund, with the exception of the following, which are paid by the fund: (a) charges and expenses for fund accounting, pricing and appraisal services and related overhead, including, to the extent such services are performed by personnel of Pioneer or its affiliates, office space and facilities and personnel compensation, training and benefits; (b) the charges and expenses of auditors; (c) the charges and expenses of any custodian, transfer agent, plan agent, dividend disbursing agent, registrar or other agent appointed by the fund; (d) issue and transfer taxes chargeable to the fund in connection with securities transactions to which the fund is a party; (e) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and corporate fees payable by the fund to federal, state or other governmental agencies; (f) fees and expenses involved in registering and maintaining registrations of the fund and/or its shares with federal regulatory agencies, state or blue sky securities agencies and foreign jurisdictions, including the preparation of prospectuses and statements of additional information for filing with such regulatory authorities; (g) all expenses of shareholders' and Trustees' meetings and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (h) charges and expenses of legal counsel to the fund and the Trustees; (i) any fees paid by the fund in accordance with Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act; (j) compensation of those Trustees of the fund who are not affiliated with, or interested persons of, Pioneer, the fund (other than as Trustees), PIM-USA or PFD; (k) the cost of preparing and printing share certificates; (l) interest on borrowed money, if any; and (m) any other expense that the fund, Pioneer or any other agent of the fund may incur (A) as a result of a change in the law or regulations, (B) as a result of a mandate from the Board of Trustees with associated costs of a character generally assumed by similarly structured investment companies or (C) that is similar to the expenses listed above, and that is approved by the Board of Trustees (including a majority of the Independent Trustees) as being an appropriate expense of the fund. In addition, the fund shall pay all brokers' and underwriting commissions chargeable to the fund in connection with securities transactions to which the fund is a party.

ADVISORY FEE. As compensation for its management services and expenses incurred, the fund pays Pioneer an annual fee equal to 0.70% of the fund's average daily net assets up to $1 billion, 0.65% on assets greater than $1 billion and less than or equal to $2 billion, 0.60% on assets greater than $2 billion and less than or equal to $3 billion and 0.55% on assets greater than $3 billion. The fee is computed daily and paid monthly. Pioneer, and not the fund, pays a portion of the fee it receives from the fund to Cullen as compensation for Cullen's subadvisory services to the fund.

Prior to August 1, 2004, Cullen Capital Asset Management Company ("Cullen") was the fund's investment adviser. The investment advisory services of Cullen were performed under an investment advisory agreement, pursuant to which the fund paid Cullen an annual fee equal to 1.00% of the average daily net assets of the fund. Cullen agreed to reimburse the fund to the extent the fund's total operating expenses (excluding taxes) exceed 2.00% of its average daily net asset value through June 30, 2005.

See the table in Annual Fee, Expense and Other Information for management fees paid to Pioneer during recently completed fiscal years.

INVESTMENT SUBADVISER. As described in the prospectus, Cullen serves as the fund's investment subadviser with respect to a portion of the fund's assets that Pioneer designates from time to time. With respect to the current fiscal year, Pioneer anticipates that it will designate Cullen as being responsible for the management of all the fund's assets, with the exception of the fund's cash balances, which will be invested by Pioneer. Cullen will, among other things, continuously review and analyze the investments in the fund's portfolio and, subject to the supervision of Pioneer, manage the investment and reinvestment of the fund's assets, with the exception of the fund's cash balances, which will be invested by Pioneer. Cullen, a Delaware limited liability company, is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Cullen was established in 1982 and had approximately $1,399,533,404 in assets under management as of September 30, 2004. Cullen's principal place of business is located at 645 Fifth Avenue, New York, New York 10022.

Pioneer and Cullen have entered into a subadvisory contract, dated as of [ 2004], pursuant to which Cullen has agreed, among other things, to:

     o comply with the provisions of the fund's Declaration of Trust and By-laws, the 1940 Act, the Advisers Act and the investment objectives, policies and restrictions of the fund;

     o cause the fund to comply with the requirements of Subchapter M of the Code for qualification as a regulated investment company;

     o comply with any policies, guidelines, procedures and instructions as Pioneer may from time to time establish;

     o be responsible for voting proxies and acting on other corporate actions;

     o maintain separate books and detailed records of all matters pertaining to the portion of the fund's assets advised by the Cullen required by Rule 31a-1 under the 1940 Act relating to its responsibilities provided hereunder with respect to the fund;

     o ensure that its Access Persons comply in all respects with Cullen's Code of Ethics, as in effect from time to time; and

     o    furnish reports to the Trustees and Pioneer.

SUBADVISORY FEE. For its services, Cullen is entitled to a subadvisory fee from Pioneer at an annual rate of the fund's average daily net assets as set forth below. The fee will be paid monthly in arrears. The fund does not pay a fee to Cullen.

       ASSETS                                                           RATE
       ------                                                          ------

       First $1 Billion                                                0.35%

       Greater than $1 Billion and less than or equal to $2 Billion    0.325%

       Greater than $2 Billion and less than or equal to $3 Billion    0.30%

       Greater than $3 Billion                                         0.275%

Pioneer has received an order from the Securities and Exchange Commission that permits Pioneer, subject to the approval of the fund's Board of Trustees, to hire and terminate a subadviser or to materially modify an existing subadvisory contract for the fund without shareholder approval. Pioneer retains the ultimate responsibility to oversee and recommend the hiring, termination and replacement of any subadviser.

CONTINUANCE OF MANAGEMENT CONTRACT AND SUBADVISORY AGREEMENT. The Trustees' approval of and the terms, continuance and termination of the management contract are governed by the 1940 Act and the Investment Advisers Act, as applicable. Pursuant to the management and subadvisory contracts, neither Pioneer nor the subadviser will not be liable for any error of judgment or mistake of law or for any loss sustained by reason of the adoption of any investment policy or the purchase, sale or retention of any securities on the recommendation of Pioneer or the subadviser. Pioneer and the subadviser, however, are is not protected against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its their duties or by reason of its their reckless disregard of its their obligations and duties under the management or subadvisory contract. The management contract and subadvisory agreement terminate if assigned and may be terminated without penalty upon not more than 60 days' nor less than 30 days' written notice to the other party or by vote of a majority of the fund's outstanding voting securities.

EXPENSE LIMIT. Pioneer has agreed to waive all or part of its management fee or to reimburse the fund for other expenses (other than extraordinary expenses) to the extent the expenses of the fund's Class A shares exceed 1.25% of average daily net assets. The portion of fund expenses (including the amount of the management fee waived) attributable to other share class will be reduced only to the extent such expenses were reduced for the fund's Class A shares. If Pioneer waives any fee or reimburses any expenses, and the expenses of the fund's Class A shares are subsequently less than 1.25% of average daily net assets, the fund will reimburse Pioneer for such waived fees or reimbursed expenses provided that such reimbursement does not cause the fund's Class A expenses to exceed 1.25% of average daily net assets. Any differences in the fee waiver and limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01% annually. Pioneer expects to continue its limitation of expenses from the fund unless the expense limit and reimbursement agreement with the fund is terminated pursuant to the terms of the expense limit and reimbursement agreement. However, there can be no assurance that Pioneer will extend the expense limitation beyond [xxx]. The fund may terminate the expense limit and reimbursement agreement, including its obligation to reimburse prior expenses, at any time.

ADMINISTRATION AGREEMENT. The fund has entered into an administration agreement with Pioneer pursuant to which certain accounting, administration and legal services which are expenses payable by the fund under the management contract are performed by Pioneer and pursuant to which Pioneer is reimbursed for its costs of providing such services. The costs of these services is based on direct costs and costs of overhead, subject to annual approval by the Board. See Annual Fee, Expense and Other Information for fees the fund paid to Pioneer for administration and related services.

POTENTIAL CONFLICT OF INTEREST. Pioneer and the subadviser serve as investment adviser to other Pioneer mutual funds and other accounts with investment objectives identical or similar to those of the fund. Securities frequently meet the investment objectives of the fund, the other Pioneer mutual funds and these other accounts. In such cases, the decision to recommend a purchase to one fund or account rather than another is based on a number of factors. The determining factors in most cases are the amount of securities of the issuer then outstanding, the value of those securities and the market for them. Other factors considered in the investment recommendations include other investments which each fund or account presently has in a particular industry and the availability of investment funds in each fund or account.

It is possible that at times identical securities will be held by more than one fund and/or account. However, positions in the same issue may vary and the length of time that any fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that more than one of the accounts or a private account managed by Pioneer or the subadviser, including the fund, seeks to acquire the same security at about the same time, the fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if Pioneer or the subadviser decides to sell on behalf of another account the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one fund or account, the resulting participation in volume transactions could produce better executions for the fund. In the event more than one account purchases or sells the same security on a given date, the purchases and sales will normally be made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each account. Although the other accounts managed by Pioneer or the subadviser may have the same or similar investment objectives and policies as the fund, their portfolios do not generally consist of the same investments as the fund or each other, and their performance results are likely to differ from those of the fund.

PERSONAL SECURITIES TRANSACTIONS. The fund, Pioneer, and PFD and the subadviser have each adopted a code of ethics under Rule 17j-1 under the 1940 Act which is applicable to officers, trustees/directors and designated employees, including, in the case of Pioneer's code, designated employees of Pioneer and PIML. Each code permits such persons to engage in personal securities transactions for their own accounts, including securities that may be purchased or held by the fund, and is designed to prescribe means reasonably necessary to prevent conflicts of interest from arising in connection with personal securities transactions. Each code is on public file with and available from the SEC.

The fund has contracted with PIMSS, 60 State Street, Boston, Massachusetts 02109, to act as shareholder servicing and transfer agent for the fund.

Under the terms of its contract with the fund, PIMSS services shareholder accounts, and its duties include: (i) processing sales, redemptions and exchanges of shares of the fund; (ii) distributing dividends and capital gains associated with the fund's portfolio; and (iii) maintaining account records and responding to shareholder inquiries.

PIMSS receives an annual fee of $26.60 for each Class A, Class B, Class C and Class Y shareholder account from the fund as compensation for the services described above. PIMSS is also reimbursed by the fund for its cash out-of-pocket expenditures. The fund may compensate entities which have agreed to provide certain sub-accounting services such as specific transaction processing and recordkeeping services. Any such payments by the fund would be in lieu of the per account fee which would otherwise be paid by the fund to PIMSS.

Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, is the custodian of the fund's assets. The custodian's responsibilities include safekeeping and controlling the fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the fund's investments.

[xxx], the fund's independent registered public accounting firm, provides audit services, tax return review, and assistance and consultation with respect to the preparation of filings with the SEC.

BROKERAGE ALLOCATION AND OTHER PRACTICES

All orders for the purchase or sale of portfolio securities are placed on behalf of the fund by Pioneer pursuant to authority contained in the fund's management contract. Pioneer seeks to obtain the best execution on portfolio trades. The price of securities and any commission rate paid are always factors, but frequently not the only factors, in judging best execution. In selecting brokers or dealers, Pioneer considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability and financial condition of the dealer; the dealer's execution services rendered on a continuing basis; and the reasonableness of any dealer spreads. Transactions in non-U.S. equity securities are executed by broker-dealers in non-U.S. countries in which commission rates may not be negotiable (as such rates are in the U.S.).

Pioneer may select broker-dealers that provide brokerage and/or research services to the fund and/or other investment companies or other accounts managed by Pioneer over which it or its affiliates exercise investment discretion. In addition, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, if Pioneer determines in good faith that the amount of commissions charged by a broker-dealer is reasonable in relation to the value of the brokerage and research services provided by such broker, the fund may pay commissions to such broker-dealer in an amount greater than the amount another firm may charge. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; providing stock quotation services, credit rating service information and comparative fund statistics; furnishing analyses, electronic information services, manuals and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts and particular investment decisions; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Pioneer maintains a listing of broker-dealers who provide such services on a regular basis. However, because many transactions on behalf of the fund and other investment companies or accounts managed by Pioneer are placed with broker-dealers (including broker-dealers on the listing) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such dealers solely because such services were provided. Pioneer believes that no exact dollar value can be calculated for such services.

The research received from broker-dealers may be useful to Pioneer in rendering investment management services to the fund as well as other investment companies or other accounts managed by Pioneer, although not all such research may be useful to the fund. Conversely, such information provided by brokers or dealers who have executed transaction orders on behalf of such other accounts may be useful to Pioneer in carrying out its obligations to the fund. The receipt of such research has not reduced Pioneer's normal independent research activities; however, it enables Pioneer to avoid the additional expenses which might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

The Pioneer funds have entered into third-party brokerage and/or expense offset arrangements to reduce the funds' total operating expenses. Pursuant to third-party brokerage arrangements, certain of the funds that invest primarily in U.S. equity securities may incur lower custody fees by directing brokerage to third-party broker-dealers. Pursuant to expense offset arrangements, the funds incur lower transfer agency expenses by maintaining their cash balances with the custodian. See "Financial highlights" in the prospectus.

See the table in Annual Fee, Expense and Other Information for aggregate brokerage and underwriting commissions paid by the fund in connection with its portfolio transactions during recently completed fiscal years. The Board of Trustees periodically reviews Pioneer's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund.

CAPITAL STOCK AND OTHER SECURITIES

As an open-end management investment company, the fund continuously offers its shares to the public and under normal conditions must redeem its shares upon the demand of any shareholder at the next determined net asset value per share less any applicable CDSC. See "Sales Charges." When issued and paid for in accordance with the terms of the prospectus and statement of additional information, shares of the fund are fully paid and non-assessable. Shares will remain on deposit with the fund's transfer agent and certificates will not normally be issued.

The trust's Agreement and Declaration of Trust, dated as of September 2, 2003 (the "Declaration"), as amended from time to time, permits the Board of Trustees to authorize the issuance of an unlimited number of full and fractional shares of beneficial interest which may be divided into such separate series as the Trustees may establish. Currently, the trust consists of one series. The Trustees may, however, establish additional series of shares and may divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the fund. The Declaration further authorizes the Trustees to classify or reclassify any series of the shares into one or more classes. Pursuant thereto, the Trustees have authorized the issuance of four classes of shares of the fund, designated as Class A shares, Class B shares, Class C shares and Class Y shares. Each share of a class of the fund represents an equal proportionate interest in the assets of the fund allocable to that class. Upon liquidation of the fund, shareholders of each class of the fund are entitled to share pro rata in the fund's net assets allocable to such class available for distribution to shareholders. The trust reserves the right to create and issue additional series or classes of shares, in which case the shares of each class of a series would participate equally in the earnings, dividends and assets allocable to that class of the particular series.

The shares of each class represent an interest in the same portfolio of investments of the fund. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution and transfer agent fees and may bear other expenses properly attributable to the particular class. Class A, Class B and Class C shareholders have exclusive voting rights with respect to the Rule 12b-1 Plans adopted by holders of those shares in connection with the distribution of shares.

Shareholders are entitled to one vote for each share held and may vote in the election of Trustees and on other matters submitted to a meeting of shareholders. Although Trustees are not elected annually by the shareholders, shareholders have, under certain circumstances, the right to remove one or more Trustees. The fund is not required, and does not intend, to hold annual shareholder meetings although special meetings may be called for the purpose of electing or removing Trustees, changing fundamental investment restrictions or approving a management contract.

The shares of each series of the fund are entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shareholders of all series vote together in the election and selection of Trustees and accountants. Shares of all series of the fund vote together as a class on matters that affect all series of the fund in substantially the same manner. As to matters affecting a single series or class, shares of such series or class will vote separately. No amendment adversely affecting the rights of shareholders may be made to the Declaration without the affirmative vote of a majority of the fund's shares. Shares have no preemptive or conversion rights, except that under certain circumstances Class B shares may convert to Class A shares.

As a Delaware statutory trust, the fund's operations are governed by the Declaration. Generally, Delaware statutory trust shareholders are not personally liable for obligations of the Delaware statutory trust under Delaware law. The Delaware Statutory Trust Act (the "Delaware Act") provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. The Declaration expressly provides that the fund is organized under the Delaware Act and that the Declaration is to be governed by Delaware law. There is nevertheless a possibility that a Delaware statutory trust, such as the fund, might become a party to an action in another state whose courts refused to apply Delaware law, in which case the fund's shareholders could become subject to personal liability.

To guard against this risk, the Declaration (i) contains an express disclaimer of shareholder liability for acts or obligations of the fund and provides that notice of such disclaimer may be given in each agreement, obligation or instrument entered into or executed by the fund or its Trustees, (ii) provides for the indemnification out of fund property of any shareholders held personally liable for any obligations of the fund or any series of the fund and (iii) provides that the fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the fund itself would be unable to meet its obligations. In light of Delaware law, the nature of the fund's business and the nature of its assets, the risk of personal liability to a fund shareholder is remote.

In addition to the requirements under Delaware law, the Declaration provides that a shareholder of the fund may bring a derivative action on behalf of the fund only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the fund, or 10% of the outstanding shares of the series or class to which such action relates, shall join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and investigate the basis of such claim. The Trustees shall be entitled to retain counsel or other advisers in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the fund for the expense of any such advisers in the event that the Trustees determine not to bring such action.

The Declaration further provides that the fund shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the fund. The Declaration does not authorize the fund to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

The Declaration provides that any Trustee who is not an "interested person" of Pioneer shall be considered to be independent for purposes of Delaware law notwithstanding the fact that such Trustee receives compensation for serving as a trustee of the fund or other investment companies for which Pioneer acts as investment adviser.

PURCHASE, REDEMPTION AND PRICING OF SHARES

The fund continuously offers four classes of shares designated as Class A, Class B, Class C and Class Y Shares as described in the prospectus. The fund offers its shares at a reduced sales charge to investors who meet certain criteria that permit the fund's shares to be sold with low distribution costs. These criteria are described below or in the prospectus.

CLASS A SHARE SALES CHARGES

You may buy Class A shares at the public offering price, including a sales charge, as follows:

                                    SALES CHARGE AS A % OF
                                    ----------------------
                                    OFFERING   NET AMOUNT      DEALER
AMOUNT OF PURCHASE                   PRICE      INVESTED     REALLOWANCE
                                    --------   -----------   -----------
Less than $50,000                     5.75        6.10          5.00
$50,000 but less than $100,000        4.50        4.71          4.00
$100,000 but less than $250,000       3.50        3.63          3.00
$250,000 but less than $500,000       2.50        2.56          2.00
$500,000 but less than $1,000,000     2.00        2.04          1.75
$1,000,000 or more                    0.00        0.00        see below

The schedule of sales charges above is applicable to purchases of Class A shares of the fund by (i) an individual, (ii) an individual and his or her spouse and children under the age of 21 and (iii) a trustee or other fiduciary of a trust estate or fiduciary account or related trusts or accounts including pension, profit-sharing and other employee benefit trusts qualified under Sections 401 or 408 of the Code although more than one beneficiary is involved; however, pension, profit-sharing and other employee benefit trusts qualified under Sections 401 or 408 of the Code which are eligible to purchase Class R shares may aggregate purchases by beneficiaries of such plans only if the pension, profit-sharing or other employee benefit trust has determined that it does not require the services provided under the Class R Service Plan. The sales charges applicable to a current purchase of Class A shares of the fund by a person listed above is determined by adding the value of shares to be purchased to the aggregate value (at the then current offering price) of shares of any of the other Pioneer mutual funds previously purchased and then owned, provided PFD is notified by such person or his or her broker-dealer each time a purchase is made which would qualify. Pioneer mutual funds include all mutual funds for which PFD serves as principal underwriter. At the sole discretion of PFD, holdings of funds domiciled outside the U.S., but which are managed by affiliates of Pioneer, may be included for this purpose.

No sales charge is payable at the time of purchase on investments of $1 million or more, or for purchases by participants in employer-sponsored retirement plans described below subject to a CDSC of 1% which may be imposed in the event of a redemption of Class A shares within 18 months of purchase (one year of purchase for shares purchased prior to February 1, 2004). PFD may, in its discretion, pay a commission to broker-dealers who initiate and are responsible for such purchases as follows:

ACCOUNTS OTHER THAN EMPLOYER-SPONSORED RETIREMENT PLANS
1.00%      Up to $4 million
0.50%      Next $46 million
0.25%      Over $50 million

EMPLOYER-SPONSORED RETIREMENT PLANS
0.50%      Up to $50 million
0.25%      Over $50 million

These commissions shall not be payable if the purchaser is affiliated with the broker-dealer or if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months. Broker-dealers who receive a commission in connection with Class A share purchases at net asset value by employer-sponsored retirement plans with at least $10 million in total plan assets (or that has 1,000 or more eligible participants for employer-sponsored retirement plans with accounts established with Pioneer on or before March 31,
2004) will be required to return any commissions paid or a pro rata portion thereof if the retirement plan redeems its shares within 18 months of purchase.

LETTER OF INTENT ("LOI"). Reduced sales charges are available for purchases of $50,000 or more of Class A shares (excluding any reinvestments of dividends and capital gain distributions) made within a 13-month period pursuant to an LOI which may be established by completing the Letter of Intent section of the Account Application. The reduced sales charge will be the charge that would be applicable to the purchase of the specified amount of Class A shares as if the shares had all been purchased at the same time. A purchase not made pursuant to an LOI may be included if the LOI is submitted to PIMSS within 90 days of such purchase. You may also obtain the reduced sales charge by including the value (at current offering price) of all your Class A shares in the fund and all other Pioneer mutual funds held of record as of the date of your LOI in the amount used to determine the applicable sales charge for the Class A shares to be purchased under the LOI. Five percent of your total intended purchase amount will be held in escrow by PIMSS, registered in your name, until the terms of the LOI are fulfilled. When you sign the Account Application, you agree to irrevocably appoint PIMSS your attorney-in-fact to surrender for redemption any or all shares held in escrow with full power of substitution. An LOI is not a binding obligation upon the investor to purchase, or the fund to sell, the amount specified in the LOI.

If the total purchases, less redemptions, exceed the amount specified under the LOI and are in an amount which would qualify for a further quantity discount, all transactions will be recomputed on the expiration date of the LOI to effect the lower sales charge. Any difference in the sales charge resulting from such recomputation will be either delivered to you in cash or invested in additional shares at the lower sales charge. The dealer, by signing the Account Application, agrees to return to PFD, as part of such retroactive adjustment, the excess of the commission previously reallowed or paid to the dealer over that which is applicable to the actual amount of the total purchases under the LOI.

If the total purchases, less redemptions, are less than the amount specified under the LOI, you must remit to PFD any difference between the sales charge on the amount actually purchased and the amount originally specified in the LOI. When the difference is paid, the shares held in escrow will be deposited to your account. If you do not pay the difference in sales charge within 20 days after written request from PFD or your dealer, PIMSS, after receiving instructions from PFD, will redeem the appropriate number of shares held in escrow to realize the difference and release any excess.

CLASS B SHARES

You may buy Class B shares at the net asset value per share next computed after receipt of a purchase order without the imposition of an initial sales charge; however, Class B shares redeemed within six years of purchase will be subject to a CDSC at the rates shown in the table below. The charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including shares derived from the reinvestment of dividends or capital gain distributions.

The amount of the CDSC, if any, will vary depending on the number of years from the time of purchase until the time of redemption of Class B shares. In processing redemptions of Class B shares, the fund will first redeem shares not subject to any CDSC and then shares held longest during the six-year period. As a result, you will pay the lowest possible CDSC.

The CDSC for Class B shares subject to a CDSC upon redemption will be determined as follows:

                         CDSC AS A % OF DOLLAR
YEAR SINCE PURCHASE      AMOUNT SUBJECT TO CDSC

First                             4.0
Second                            4.0
Third                             3.0
Fourth                            3.0
Fifth                             2.0
Sixth                             1.0
Seventh and thereafter            0.0

Proceeds from the CDSC are paid to PFD and are used in whole or in part to defray PFD's expenses related to providing distribution-related services to the fund in connection with the sale of Class B shares, including the payment of compensation to broker-dealers.

Class B shares will automatically convert into Class A shares eight years after the purchase date, except as noted below. Class B shares acquired by exchange from Class B shares of another Pioneer mutual fund will convert into Class A shares based on the date of the initial purchase and the applicable CDSC. Class B shares acquired through reinvestment of distributions will convert into Class A shares over time in the same proportion as other shares held in the account. For this purpose, Class B shares acquired through reinvestment of distributions will be attributed to particular purchases of Class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of Class B shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service (the "IRS") or an opinion of counsel that such conversions will not constitute taxable events for U.S. federal income tax purposes. The conversion of Class B shares to Class A shares will not occur if such ruling or opinion is not available and, therefore, Class B shares would continue to be subject to higher expenses than Class A shares for an indeterminate period.

CLASS C SHARES
You may buy Class C shares at net asset value per share next computed after receipt of a purchase order without the imposition of an initial sales charge; however, Class C shares redeemed within one year of purchase will be subject to a CDSC of 1%. The charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including shares derived from the reinvestment of dividends or capital gain distributions. Class C shares do not convert to any other class of fund shares.

In processing redemptions of Class C shares, the fund will first redeem shares not subject to any CDSC and then shares held for the longest period of time during the one-year period. As a result, you will pay the lowest possible CDSC.

Proceeds from the CDSC are paid to PFD and are used in whole or in part to defray PFD's expenses related to providing distribution-related services to the fund in connection with the sale of Class C shares, including the payment of compensation to broker-dealers.

CLASS Y SHARES

No front-end, deferred or asset based sales charges are applicable to Class Y shares.

ADDITIONAL PAYMENTS TO DEALERS

From time to time, PFD or its affiliates may elect to make payments to broker-dealers in addition to the commissions described above. PFD may elect to reallow the entire initial sales charge to participating dealers for all Class A sales with respect to which orders are placed during a particular period. Dealers to whom substantially the entire sales charge is reallowed may be deemed to be underwriters under federal securities laws. Contingent upon the achievement of certain sales objectives, PFD may pay to Mutual of Omaha Investor Services, Inc. a fee of up to 0.20% on qualifying sales of the fund's Class A, Class B or Class C shares through such dealer. In addition, PFD or its affiliates may elect to pay broker-dealers an additional commission based on the net asset value of all of the fund's Class B or Class C shares sold by a dealer during a particular period. PFD may elect to pay, at its own expense, additional cash or other incentives to dealers that sell or arrange for the sale of shares of the fund. Such cash or other incentives may take the form of payment for attendance at preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and preapproved sales campaigns or dealer-sponsored events. PFD may also elect to make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. PFD will offer such cash and other incentives only to the extent permitted by applicable law or by a self-regulatory agency such as the NASD.

REDEEMING SHARES

Redemptions may be suspended or payment postponed during any period in which any of the following conditions exist: the New York Stock Exchange (the "Exchange") is closed or trading on the Exchange is restricted; an emergency exists as a result of which disposal by the fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the fund to fairly determine the value of the net assets of its portfolio; or the SEC, by order, so permits.

Redemptions and repurchases are taxable transactions for shareholders that are subject to U.S. federal income tax. The net asset value per share received upon redemption or repurchase may be more or less than the cost of shares to an investor, depending on the market value of the portfolio at the time of redemption or repurchase.

SYSTEMATIC WITHDRAWAL PLAN(S) ("SWP"). A SWP is designed to provide a convenient method of receiving fixed payments at regular intervals from fund share accounts having a total value of not less than $10,000. You must also be reinvesting all dividends and capital gain distributions to use the SWP option.

Periodic payments of $50 or more will be deposited monthly, quarterly, semiannually or annually directly into a bank account designated by the applicant or will be sent by check to the applicant, or any person designated by the applicant. Payments can be made either by check or electronic funds transfer to a bank account designated by you. Withdrawals from Class B and Class C share accounts are limited to 10% of the value of the account at the time the SWP is established. See "Qualifying for a reduced sales charge" in the prospectus. If you direct that withdrawal payments be paid to another person, want to change the bank where payments are sent or designate an address that is different from the account's address of record after you have opened your account, a medallion signature guarantee must accompany your instructions. Withdrawals under the SWP are redemptions that may have tax consequences for you.

While you are making systematic withdrawals from your account, you may pay unnecessary initial sales charges on additional purchases of Class A shares or contingent deferred sales charges. SWP redemptions reduce and may ultimately exhaust the number of shares in your account. In addition, the amounts received by a shareholder cannot be considered as yield or income on his or her investment because part of such payments may be a return of his or her investment.

A SWP may be terminated at any time (1) by written notice to PIMSS or from PIMSS to the shareholder; (2) upon receipt by PIMSS of appropriate evidence of the shareholder's death; or (3) when all shares in the shareholder's account have been redeemed.

You may obtain additional information by calling PIMSS at 1-800-225-6292.

REINSTATEMENT PRIVILEGE (CLASS A AND CLASS B SHARES). Subject to the provisions outlined in the prospectus, you may reinvest all or part of your sale proceeds from Class A or Class B shares without a sales charge into Class A shares of a Pioneer mutual fund. However, the distributor will not pay your investment firm a commission on any reinvested amount.

TELEPHONE AND ONLINE TRANSACTIONS

You may purchase, exchange or sell Class A, Class B or Class C shares by telephone or online. Class Y shares may not be purchased by telephone, and Class Y shareowners are not eligible for online transaction privileges. See the prospectus for more information. For personal assistance, call 1-800-225-6292 between 8:00 a.m. and 7:00 p.m. (Class Y account holders should contact Pioneer's Group Plans Department at 1-888-294-4480 between 9:00 a.m. and 6:00 p.m.) Eastern time on weekdays. Computer-assisted telephone transactions may be available to shareholders who have prerecorded certain bank information (see "FactFone(SM)"). YOU ARE STRONGLY URGED TO CONSULT WITH YOUR INVESTMENT PROFESSIONAL PRIOR TO REQUESTING ANY TELEPHONE OR ONLINE TRANSACTION.

TELEPHONE TRANSACTION PRIVILEGES. To confirm that each transaction instruction received by telephone is genuine, the fund will record each telephone transaction, require the caller to provide validating information for the account and send you a written confirmation of each telephone transaction. Different procedures may apply to accounts that are registered to non-U.S. citizens or that are held in the name of an institution or in the name of an investment broker-dealer or other third party. If reasonable procedures, such as those described above, are not followed, the fund may be liable for any loss due to unauthorized or fraudulent instructions. The fund may implement other procedures from time to time. In all other cases, neither the fund, PIMSS nor PFD will be responsible for the authenticity of instructions received by telephone; therefore, you bear the risk of loss for unauthorized or fraudulent telephone transactions.

ONLINE TRANSACTION PRIVILEGES. If your account is registered in your name, you may be able buy, exchange or sell fund shares online. Your investment firm may also be able to buy, exchange or sell your fund shares online.

To establish online transaction privileges:
o    For new accounts, complete the online section of the account application
o    For  existing  accounts,  complete an account  options  form,  write to the
     transfer   agent  or   complete   the   online   authorization   screen  on
     WWW.PIONEERFUNDS.COM

To use online transactions, you must read and agree to the terms of an online transaction agreement available on the Pioneer website. When you or your investment firm requests an online transaction the transfer agent electronically records the transaction, requires an authorizing password and sends a written confirmation. The fund may implement other procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party. You may not be able to use the online transaction privilege for certain types of accounts, including most retirement accounts.

TELEPHONE AND WEBSITE ONLINE ACCESS. You may have difficulty contacting the fund by telephone or accessing pioneerfunds.com during times of market volatility or disruption in telephone or Internet services. On Exchange holidays or on days when the Exchange closes early, Pioneer will adjust the hours for the telephone center and for online transaction processing accordingly. If you are unable to access pioneerfunds.com or to reach the fund by telephone, you should communicate with the fund in writing.

FACTFONE(SM). FactFone(SM) is an automated inquiry and telephone transaction system available to Pioneer mutual fund shareholders by dialing 1-800-225-4321. FactFone(SM) allows shareholder access to current information on Pioneer mutual fund accounts and to the prices and yields of all publicly available Pioneer mutual funds. In addition, you may use FactFone(SM) to make computer-assisted telephone purchases, exchanges or redemptions from your Pioneer mutual fund accounts, access your account balances and last three transactions and order a duplicate statement if you have activated your PIN. Telephone purchases or redemptions require the establishment of a bank account of record. Computer-assisted Class Y share telephone purchases, exchanges and redemptions and certain other FactFone(SM) features for Class Y shareholders are not currently available through FactFone(SM) . YOU ARE STRONGLY URGED TO CONSULT WITH YOUR INVESTMENT PROFESSIONAL PRIOR TO REQUESTING ANY TELEPHONE TRANSACTION. Shareholders whose accounts are registered in the name of a broker-dealer or other third party may not be able to use FactFone(SM). Call PIMSS for assistance.

FactFone(SM) allows shareholders to hear the following recorded fund information:

o    net asset value prices for all Pioneer mutual funds;

o    annualized 30-day yields on Pioneer's fixed income funds;

o annualized 7-day yields and 7-day effective (compound) yields for Pioneer's money market fund; and

o    dividends and capital gain distributions on all Pioneer mutual funds.

Yields are calculated in accordance with SEC mandated standard formulas.

All performance numbers communicated through FactFone(SM) represent past performance, and figures include the maximum applicable sales charge. A shareholder's actual yield and total return will vary with changing market conditions. The value of each class of shares (except for Pioneer Cash Reserves Fund and Pioneer Tax Free Money Market Fund, which each seek to maintain a stable $1.00 share price) will also vary, and such shares may be worth more or less at redemption than their original cost.

PRICING OF SHARES

The net asset value per share of each class of the fund is determined as of the close of regular trading on the Exchange (normally 4:00 p.m. Eastern time) on each day on which the Exchange is open for trading. As of the date of this statement of additional information, the Exchange is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each class of the fund is also determined on any other day on which the level of trading in its portfolio securities is sufficiently high that the current net asset value per share might be materially affected by changes in the value of its portfolio securities. The fund is not required to determine its net asset value per share on any day on which no purchase orders in good order for fund shares are received and no shares are tendered and accepted for redemption.

The fund generally values its portfolio securities using closing market prices or readily available market quotations. Securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the current bid and asked prices. Securities quoted in foreign currencies are converted to U.S. dollars utilizing foreign exchange rates employed by the fund's independent pricing services. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of regular trading on the Exchange. The values of such securities used in computing the net asset value of the fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of regular trading on the Exchange. When closing market prices or market quotations are not available or are considered by Pioneer to be unreliable, the fund uses a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the fund's Trustees. The fund also may use the fair value of a security, including a non-U.S. security, when Pioneer determines that the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security due to factors affecting one or more relevant securities markets or the specific issuer. The use of fair value pricing by the fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using closing market prices. International securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any international securities owned by the fund could change on a day you cannot buy or sell shares of the fund. In connection with making fair value determinations of the value of fixed income securities, the fund's Trustees may use a pricing matrix. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, which is a method of determining a security's fair value.

The net asset value per share of each class of the fund is computed by taking the value of all of the fund's assets attributable to a class, less the fund's liabilities attributable to that class, and dividing the result by the number of outstanding shares of that class. For purposes of determining net asset value, expenses of the classes of the fund are accrued daily and taken into account. The fund's maximum offering price per Class A share is determined by adding the maximum sales charge to the net asset value per Class A share. Class B, Class C and Class Y shares are offered at net asset value without the imposition of an initial sales charge (Class B and Class C shares may be subject to a CDSC).

TAXATION OF THE FUND

The fund has elected to be treated, has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code so that it will not pay U.S. federal income tax on income and capital gains distributed to shareholders (provided that the distribution requirements set forth below are satisfied). In order to qualify as a regulated investment company under Subchapter M of the Code, the fund must, among other things, derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% income test") and satisfy certain quarterly asset diversification requirements. For purposes of the 90% income test, the character of income earned by certain entities in which the fund invests that are not treated as corporations for U.S. federal income tax purposes (e.g., partnerships or trusts) will generally pass through to the fund. Consequently, the fund may be required to limit its equity investments in such entities that earn fee income, rental income or other nonqualifying income.

If the fund qualifies as a regulated investment company and properly distributes to its shareholders each taxable year an amount equal to or exceeding the sum of
(i) 90% of its "investment company taxable income" as that term is defined in the Code (which includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid and (ii) 90% of the excess of its gross tax-exempt interest, if any, over certain disallowed deductions, the fund generally will be relieved of U.S. federal income tax on any income of the fund, including "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), distributed to shareholders. However, if the fund meets such distribution requirements, but chooses to retain some portion of its investment company taxable income or net capital gain, it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained. The fund intends to distribute at least annually all or substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain. If the fund did not qualify as a regulated investment company for any taxable year, it would be treated as a U.S. corporation subject to U.S. federal income tax, thereby subjecting any income earned by the fund to tax at the corporate level at a maximum 35% U.S. federal income tax rate, and when such income is distributed, to a further tax at the shareholder level.

Under the Code, the fund will be subject to a nondeductible 4% U.S. federal excise tax on a portion of its undistributed ordinary income and capital gain net income if it fails to meet certain distribution requirements with respect to each calendar year. The fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

The fund generally distributes any net short- and long-term capital gains in November. The fund generally pays dividends from any net investment income in December. Dividends from income and/or capital gains may also be paid at such other times as may be necessary for the fund to avoid U.S. federal income or excise tax.

Unless shareholders specify otherwise, all distributions from the fund will be automatically reinvested in additional full and fractional shares of the fund. For U.S. federal income tax purposes, all dividends generally are taxable whether a shareholder takes them in cash or reinvests them in additional shares of the fund. In general, assuming that the fund has sufficient earnings and profits, dividends from investment company taxable income are taxable either as ordinary income or, if so designated by the fund and certain other conditions are met, as "qualified dividend income" taxable to individual shareholders at a maximum 15% U.S. federal income tax rate.

Dividend income distributed to individual shareholders will qualify for the maximum 15% U.S. federal income tax rate on dividends to the extent that such dividends are attributable to "qualified dividend income" as that term is defined in Section 1(h)(11)(B) of the Code from the fund's investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both the fund and the shareholders.

A foreign corporation generally is treated as a qualified foreign corporation if it is incorporated in a possession of the United States or it is eligible for the benefits of certain income tax treaties with the United States. A foreign corporation that does not meet such requirements will be treated as qualifying with respect to dividends paid by it if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends from foreign personal holding companies, foreign investment companies, and passive foreign investment companies, however, will not qualify for the maximum 15% U.S. federal income tax rate.

A dividend that is attributable to qualified dividend income of the fund that is paid by the fund to an individual shareholder will not be taxable as qualified dividend income to such shareholder if (1) the dividend is received with respect to any share of the fund held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share became ex-dividend (that is, when the declared dividend belongs to the seller, rather than the buyer on or after the ex-dividend date) with respect to such dividend, (2) to the extent that the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) the shareholder elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest.

Dividends from net capital gain, if any, that are designated as capital gain dividends are taxable as long-term capital gains for U.S. federal income tax purposes without regard to the length of time the shareholder has held shares of the fund. Capital gain dividends distributed by the fund to individual shareholders generally will qualify for the maximum 15% U.S. federal income tax rate on long-term capital gains, subject to certain limited exceptions. A shareholder should also be aware that the benefits of the favorable tax rate applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders. Under current law, the maximum 15% U.S. federal income tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008. In connection with tax reporting to shareholders, the fund will provide shareholders with information as to the portion of the distributions which may qualify for treatment as qualified dividend income.

Distributions by the fund in excess of the fund's current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in its shares and any such amount in excess of that basis will be treated as gain from the sale of shares, as discussed below. The U.S. federal income tax status of all distributions will be reported to shareholders annually.

Although dividends generally will be treated as distributed when paid, any dividend declared by the fund as of a record date in October, November or December and paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it is declared. In addition, certain other distributions made after the close of a taxable year of the fund may be "spilled back" and treated as paid by the fund (except for purposes of the 4% excise tax) during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made.

Foreign exchange gains and losses realized by the fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Under Treasury regulations that may be promulgated in the future, any gains from such transactions that are not directly related to the fund's principal business of investing in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the fund to satisfy the 90% income test. If the net foreign exchange loss for a year were to exceed the fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year would not be deductible by the fund or its shareholders in future years.

If the fund acquires any equity interest (under Treasury regulations that may be promulgated in the future, generally including not only stock but also an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the fund could be subject to U.S. federal income tax and additional interest charges on "excess distributions" received from such companies or on gain from the sale of stock in such companies, even if all income or gain actually received by the fund is timely distributed to its shareholders. The fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may generally be available that would ameliorate these adverse tax consequences, but any such election could require the fund to recognize taxable income or gain (subject to tax distribution requirements) without the concurrent receipt of cash. These investments could also result in the treatment of capital gains from the sale of stock of passive foreign investment companies as ordinary income. The fund may limit and/or manage its holdings in passive foreign investment companies to limit its tax liability or maximize its return from these investments.

The fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the fund. Tax rules are not entirely clear about issues such as when the fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the fund, in the event it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

If the fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the fund elects to include market discount in income currently), the fund generally must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the fund must distribute, at least annually, all or substantially all of its investment company taxable income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid U.S. federal income and excise taxes. Therefore, the fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to borrow the cash, to satisfy distribution requirements.

For U.S. federal income tax purposes, the fund is permitted to carry forward a net capital loss for any year to offset its capital gains, if any, for up to eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in U.S. federal income tax liability to the fund and are not expected to be distributed as such to shareholders. See Annual Fee, Expense and Other Information for the fund's available capital loss carryforwards.

At the time of an investor's purchase of fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the fund's portfolio or undistributed taxable income of the fund. Consequently, subsequent distributions by the fund with respect to these shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares and the distributions economically represent a return of a portion of the investment.

Redemptions and exchanges generally are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. In general, if fund shares are sold, the shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder's adjusted basis in the shares. Such gain or loss generally will be treated as long-term capital gain or loss if the shares were held for more than one year and otherwise generally will be treated as short-term capital gain or loss. Any loss recognized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

In addition, if Class A or Class B shares that have been held for less than 91 days are redeemed and the proceeds are reinvested in Class A shares of the fund or in Class A shares of another mutual fund at net asset value pursuant to the reinstatement privilege, or if Class A shares in the fund that have been held for less than 91 days are exchanged for the same class of shares in another fund at net asset value pursuant to the exchange privilege, all or a portion of the sales charge paid on the shares that are redeemed or exchanged will not be included in the tax basis of such shares under the Code to the extent a sales charge that would otherwise apply to the shares received is reduced pursuant to the reinstatement or exchange privilege. In either case, the portion of the sales charge not included in the tax basis of the shares redeemed or surrendered in an exchange is included in the tax basis of the shares acquired in the reinvestment or exchange. Losses on redemptions or other dispositions of shares may be disallowed under "wash sale" rules in the event of other investments in the fund (including those made pursuant to reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares. In such a case, the disallowed portion of any loss generally would be included in the U.S. federal tax basis of the shares acquired in the other investments.

Under Treasury regulations, if a shareholder recognizes a loss with respect to shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of regulated investment companies are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer's treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Options written or purchased and futures contracts entered into by the fund on certain securities, indices and foreign currencies, as well as certain forward foreign currency contracts, may cause the fund to recognize gains or losses from marking-to-market even though such options may not have lapsed, been closed out, or exercised, or such futures or forward contracts may not have been performed or closed out. The tax rules applicable to these contracts may affect the characterization of some capital gains and losses realized by the fund as long-term or short-term. Certain options, futures and forward contracts relating to foreign currency may be subject to Section 988 of the Code, as described above, and accordingly may produce ordinary income or loss. Additionally, the fund may be required to recognize gain if an option, futures contract, forward contract, short sale or other transaction that is not subject to the mark-to-market rules is treated as a "constructive sale" of an "appreciated financial position" held by the fund under Section 1259 of the Code. Any net mark-to-market gains and/or gains from constructive sales may also have to be distributed to satisfy the distribution requirements referred to above even though the fund may receive no corresponding cash amounts, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Losses on certain options, futures or forward contracts and/or offsetting positions (portfolio securities or other positions with respect to which the fund's risk of loss is substantially diminished by one or more options, futures or forward contracts) may also be deferred under the tax straddle rules of the Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term. Certain tax elections may be available that would enable the fund to ameliorate some adverse effects of the tax rules described in this paragraph. The tax rules applicable to options, futures, forward contracts and straddles may affect the amount, timing and character of the fund's income and gains or losses and hence of its distributions to shareholders.

Dividends received by the fund from U.S. corporations in respect of any share of stock with a tax holding period of at least 46 days (91 days in the case of certain preferred stock) extending before and after each dividend held in an unleveraged position and distributed and designated by the fund (except for capital gain dividends received from a regulated investment company) may be eligible for the 70% dividends-received deduction generally available to corporations under the Code. Any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced, for U.S. federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares and, to the extent such basis would be reduced below zero, current recognition of income may be required. In order to qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their fund shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their fund shares, and, if they borrow to acquire or otherwise incur debt attributable to fund shares, they may be denied a portion of the dividends-received deduction. The entire dividend, including the otherwise deductible amount, will be included in determining the excess, if any, of a corporation's adjusted current earnings over its alternative minimum taxable income, which may increase a corporation's alternative minimum tax liability.

The fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains with respect to its investments in those countries, which would, if imposed, reduce the yield on or return from those investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. The fund does not expect to satisfy the requirements for passing through to its shareholders their pro rata shares of qualified foreign taxes paid by the fund, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own tax returns.

Shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Code, generally are not subject to U.S. federal income tax on fund dividends or distributions or on sales or exchanges of fund shares unless the acquisition of the fund shares was debt-financed. However, in the case of fund shares held through a non-qualified deferred compensation plan, fund dividends and distributions received by the plan and sales and exchanges of fund shares by the plan generally are taxable to the employer sponsoring such plan in accordance with the U.S. federal income tax laws governing deferred compensation plans.

A plan participant whose retirement plan invests in the fund, whether such plan is qualified or not, generally is not taxed on fund dividends or distributions received by the plan or on sales or exchanges of fund shares by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement plan account generally are taxable as ordinary income and different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

Federal law requires that the fund withhold (as "backup withholding") 28% of reportable payments, including dividends, capital gain distributions and the proceeds of redemptions and exchanges or repurchases of fund shares, paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders, other than certain exempt entities, must certify on their Account Applications, or on separate IRS Forms W-9, that the Social Security Number or other Taxpayer Identification Number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The fund may nevertheless be required to backup withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of interest or dividend income.

If, as anticipated, the fund continues to qualify as a regulated investment company under the Code, it will not be required to pay any Massachusetts income, corporate excise or franchise taxes.

The description of certain federal tax provisions above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons, i.e., U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax and hold their shares as capital assets. Except as otherwise provided, this description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions, insurance companies, securities dealers, or tax-exempt or tax-deferred plans, accounts or entities. Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including a non-resident alien U.S. withholding tax at the rate of 30% or at a lower treaty rate on amounts treated as ordinary dividends from the fund and, unless an effective IRS Form W-8BEN, or other authorized withholding certificate is on file, to backup withholding at the rate of 28% on certain other payments from the fund. Shareholders should consult their own tax advisers on these matters and on state, local, foreign and other applicable tax laws.

UNDERWRITERS

PRINCIPAL UNDERWRITER

PFD, 60 State Street, Boston, Massachusetts 02109, is the principal underwriter for the fund in connection with the continuous offering of its shares. PFD is an indirect wholly owned subsidiary of PIM-USA.

The fund entered into an underwriting agreement with PFD which provides that PFD will bear expenses for the distribution of the fund's shares, except for expenses incurred by PFD for which it is reimbursed or compensated by the fund under the distribution plans (discussed below). PFD bears all expenses it incurs in providing services under the underwriting agreement. Such expenses include compensation to its employees and representatives and to securities dealers for distribution-related services performed for the fund. PFD also pays certain expenses in connection with the distribution of the fund's shares, including the cost of preparing, printing and distributing advertising or promotional materials, and the cost of printing and distributing prospectuses and supplements to prospective shareholders. The fund bears the cost of registering its shares under federal and state securities law and the laws of certain non-U.S. countries. Under the underwriting agreement, PFD will use its best efforts in rendering services to the fund.

See "Sales Charges" for the schedule of initial sales charge reallowed to dealers as a percentage of the offering price of the fund's Class A shares.

See the tables in Annual Fee, Expense and Other Information for commissions retained by PFD and reallowed to dealers in connection with PFD's offering of the fund's Class A shares during recently completed fiscal years.

The fund will not generally issue fund shares for consideration other than cash. At the fund's sole discretion, however, it may issue fund shares for consideration other than cash in connection with a bona fide reorganization, statutory merger or other acquisition of portfolio securities.

It is the fund's general practice to repurchase its shares of beneficial interest for cash consideration in any amount; however, the redemption price of shares of the fund may, at Pioneer's discretion, be paid in portfolio securities. The fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the fund's net asset value during any 90-day period for any one shareholder. Should the amount of redemptions by any shareholder exceed such limitation, the fund will have the option of redeeming the excess in cash or portfolio securities. In the latter case, the securities are taken at their value employed in determining the fund's net asset value. You may incur additional costs, such as brokerage fees and taxes, and risks, including a decline in the value of the securities you receive, if the fund makes an in-kind distribution. The selection of such securities will be made in such manner as the Board of Trustees deems fair and reasonable; however, the fund will not distribute illiquid securities in kind.

DISTRIBUTION PLANS

The fund has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A shares (the "Class A Plan"), a plan of distribution with respect to its Class B shares (the "Class B Plan") and a plan of distribution with respect to its Class C shares (the "Class C Plan") (together, the "Plans"), pursuant to which certain distribution and service fees are paid to PFD. The fund has not adopted a plan of distribution with respect to its Class Y shares. Because of the Plans, long-term shareholders may pay more than the economic equivalent of the maximum sales charge permitted by the National Association of Securities Dealers, Inc. (the "NASD") regarding investment companies. The Class A Plan is a reimbursement plan, and distribution expenses of PFD are expected to substantially exceed the distribution fees paid by the fund in a given year. The Class B Plan and Class C Plan are compensation plans, which means that the amount of payments under the plans are not linked to PFD's expenditures, and, consequently, PFD can make a profit under each of those plans.

CLASS A PLAN. Pursuant to the Class A Plan the fund reimburses PFD for its actual expenditures to finance any activity primarily intended to result in the sale of Class A shares or to provide services to holders of Class A shares, provided the categories of expenses for which reimbursement is made are approved by the Board of Trustees. The Board of Trustees has approved the following categories of expenses that may be reimbursed under the Class A Plan: (i) a service fee to be paid to qualified broker-dealers in an amount not to exceed 0.25% per annum of the fund's daily net assets attributable to Class A shares;
(ii) reimbursement to PFD for its expenditures for broker-dealer commissions and employee compensation on certain sales of the fund's Class A shares with no initial sales charge; and (iii) reimbursement to PFD for expenses incurred in providing services to Class A shareholders and supporting broker-dealers and other organizations (such as banks and trust companies) in their efforts to provide such services. The expenses of the fund pursuant to the Class A Plan are accrued daily at a rate which may not exceed the annual rate of 0.25% of the fund's average daily net assets attributable to Class A shares.

The Class A Plan does not provide for the carryover of reimbursable expenses beyond 12 months from the time the fund is first invoiced for an expense. The limited carryover provision in the Class A Plan may result in an expense invoiced to the fund in one fiscal year being paid in the subsequent fiscal year and thus being treated for purposes of calculating the maximum expenditures of the fund as having been incurred in the subsequent fiscal year. In the event of termination or non-continuance of the Class A Plan, the fund has 12 months to reimburse any expense which it incurs prior to such termination or non-continuance, provided that payments by the fund during such 12-month period shall not exceed 0.25% of the fund's average daily net assets attributable to Class A shares during such period. See Annual Fee, Expense and Other Information for the amount, if any, of carryover of distribution expenses as of the end of the most recent calendar year.

CLASS B PLAN. PFD pays the selling broker-dealer a commission on the sale of Class B shares equal to 3.75% of the amount invested. This commission is paid at the time of sale of the Class B shares. In order to be entitled to a commission, the selling broker-dealer must have entered into a sales agreements with PFD. At the time of the sale of a Class B share, PFD may also advance to the broker-dealer, from PFD's own assets, the first-year service fee payable under the Class B Plan at a rate up to 0.25% of the purchase price of such shares. If such an advance is made, the broker-dealer would not receive any further service fee until the 13th month following the purchase of Class B shares. As compensation for advancing the service fee, PFD may retain the service fee paid by the fund with respect to such shares for the first year after purchase.

The Class B Plan provides that the fund shall pay to PFD, as the fund's distributor for its Class B shares:

     o a distribution fee equal on an annual basis to 0.75% of the fund's average daily net assets attributable to Class B shares. The distribution fee compensates PFD for its distribution services with respect to Class B shares. PFD pays the commissions to broker-dealers discussed above and also pays:

the cost of printing prospectuses and reports used for sales purposes and the preparation and printing of sales literature and other distribution-related expenses, including, without limitation, the cost necessary to provide distribution-related services, or personnel, travel, office expenses and equipment.

     o a service fee equal to 0.25% of the fund's average daily net assets attributable to Class B shares. PFD in turn pays the service fee to broker-dealers at a rate of up to 0.25% of the fund's average daily net assets attributable to Class B shares owned by shareholder for whom that broker-dealer is the holder or dealer of record. This service fee compensates the broker-dealer for providing personal services and/or account maintenance services rendered by the broker-dealer with respect to Class B shares. PFD may from time to time require that dealers, in addition to providing these services, meet certain criteria in order to receive service fees. PFD is entitled to retain all service fees with respect to Class B shares for which there is no dealer of record or with respect to which a dealer is not otherwise entitled to a service fee. Such service fees are paid to PFD for personal services and/or account maintenance services that PFD or its affiliates perform for shareholder accounts.

PFD also receives contingent deferred sales charges ("CDSCs") attributable to Class B shares to compensate PFD for its distribution expenses. When a broker-dealer sells Class B shares and elects, with PFD's approval, to waive its right to receive the commission normally paid at the time of the sale, PFD may cause all or a portion of the distribution fees described above to be paid to the broker-dealer.

Since PFD pays commissions to broker-dealers at the time of the sale of Class B shares but only receives compensation for such expenses over time through the distribution fee and CDSC, the Class B Plan and underwriting agreement permit PFD to finance the payment of commissions to broker-dealers. In order to facilitate such financing, the fund has agreed that the distribution fee will not be terminated or modified (including a modification in the rules relating to the conversion of Class B shares into Class A shares) with respect to Class B shares:

     o    issued prior to the date of any termination or modification;

     o attributable to Class B shares issued through one or a series of exchanges of shares of another investment company for which PFD acts as principal underwriter which were initially issued prior to the date of such termination or modification; or

     o issued as a dividend or distribution upon Class B shares initially issued or attributable to Class B shares issued prior to the date of any such termination or modification.

The foregoing limitation does not apply to Class B shares issued after the termination or modification. The foregoing limitation on terminating or modifying the Class B Plan also does not apply to a termination or modification:

     o if a change in the 1940 Act, the rules or regulations under the 1940 Act, the Conduct Rules of the NASD or an order of any court or governmental agency requires such termination or modification (e.g. if the Conduct Rules were amended to establish a lower limit on the maximum aggregate sales charges that could be imposed on sales of fund shares);

     o if the fund (or any successor) terminates the Class B Plan and all payments under the plan and neither the fund (nor any successor) establishes another class of shares which has substantially similar characteristics to the Class B Shares of the fund; or

     o at any time by the Board of Trustees. However, the Board of Trustees may terminate or modify the Class B Plan only if the fund and Pioneer agree that none of the fund, PFD or any of their affiliates will pay, after the date of termination or modification, a service fee with respect to the fund's Class B shares and the termination or modification of the distribution fee applies equally to all Class B shares outstanding from time to time.

In the underwriting agreement, the fund agrees that subsequent to the issuance of a Class B share, the fund will not waive or change any CDSC (including a change in the rules applicable to conversion of Class B shares into another class) in respect of such Class B share, except:

     o as provided in the fund's prospectus or statement of additional information; or

     o as required by a change in the 1940 Act and the rules and regulations thereunder, the Conduct Rules of the NASD or any order of any court or governmental agency.

CLASS C PLAN. Commissions on the sale of Class C shares of up to 0.75% of the amount invested in Class C shares are paid to broker-dealers who have sales agreements with PFD. PFD may also advance to dealers the first-year service fee payable under the Class C Plan at a rate up to 0.25% of the purchase price of such shares. As compensation for such advance of the service fee, PFD may retain the service fee paid by the fund with respect to such shares for the first year after purchase.

The Class C Plan provides that the fund will pay PFD, as the fund's distributor for its Class C shares, a distribution fee accrued daily and paid quarterly, equal on an annual basis to 0.75% of the fund's average daily net assets attributable to Class C shares and will pay PFD a service fee equal to 0.25% of the fund's average daily net assets attributable to Class C shares. PFD will in turn pay to securities dealers that enter into a sales agreement with PFD a distribution fee and a service fee at rates of up to 0.75% and 0.25%, respectively, of the fund's average daily net assets attributable to Class C shares owned by investors for whom that securities dealer is the holder or dealer of record. The service fee is intended to be in consideration of personal services and/or account maintenance services rendered by the dealer with respect to Class C shares. PFD will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation therefor, PFD may retain the service fee paid by the fund with respect to such shares for the first year after purchase. Commencing in the 13th month following the purchase of Class C shares, dealers will become eligible for additional annual distribution fees and service fees of up to 0.75% and 0.25%, respectively, of the net asset value of such shares. Dealers may from time to time be required to meet certain other criteria in order to receive service fees. PFD or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by PFD or its affiliates for shareholder accounts.

The purpose of distribution payments to PFD under the Class C Plan is to compensate PFD for its distribution services with respect to Class C shares of the fund. PFD pays commissions to dealers as well as expenses of printing prospectuses and reports used for sales purposes, expenses with respect to the preparation and printing of sales literature and other distribution-related expenses, including, without limitation, the cost necessary to provide distribution-related services, or personnel, travel, office expenses and equipment. The Class C Plan also provides that PFD will receive all CDSCs attributable to Class C shares. When a broker-dealer sells Class C shares and elects, with PFD's approval, to waive its right to receive the commission normally paid at the time of the sale, PFD may cause all or a portion of the distribution fees described above to be paid to the broker-dealer.

GENERAL

In accordance with the terms of each Plan, PFD provides to the fund for review by the Trustees a quarterly written report of the amounts expended under the Plan and the purposes for which such expenditures were made. In the Trustees' quarterly review of the Plans, they will consider the continued appropriateness and the level of reimbursement or compensation the Plans provide.

No interested person of the fund, nor any Trustee of the fund who is not an interested person of the fund, has any direct or indirect financial interest in the operation of the Plans except to the extent that PFD and certain of its employees may be deemed to have such an interest as a result of receiving a portion of the amounts expended under the Plans by the fund and except to the extent certain officers may have an interest in PFD's ultimate parent, UniCredito Italiano, or in UniCredito Italiano's subsidiaries.

Each Plan's adoption, terms, continuance and termination are governed by Rule 12b-1 under the 1940 Act. The Board of Trustees believes that there is a reasonable likelihood that the Plans will benefit the fund and its current and future shareholders. The Plans may not be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the fund affected thereby, and material amendments of the Plans must also be approved by the Trustees as provided in Rule 12b-1.

See Annual Fee, Expense and Other Information for fund expenses under the Class A Plan, Class B Plan and Class C Plan and CDSCs paid to PFD for the most recently completed fiscal year.

Upon redemption, Class A shares may be subject to a 1% CDSC, Class B shares are subject to a CDSC at a rate declining from a maximum 4% of the lower of the cost or market value of the shares and Class C shares may be subject to a 1% CDSC. Class Y shares are not subject to a CDSC.

CALCULATION OF PERFORMANCE DATA

PORTFOLIO TURNOVER

Not applicable(1)

SHARE OWNERSHIP

Not applicable(1)

TRUSTEE OWNERSHIP OF SHARES OF THE FUND AND OTHER PIONEER FUNDS

The following table indicates the value of shares that each Trustee beneficially owned in the fund and Pioneer Funds in the aggregate as of December 31, 2003. Beneficial ownership is determined in accordance with SEC rules. The share value of any closed-end fund is based on its closing market price on December 31, 2003. The share value of any open-end Pioneer Fund is based on the net asset value of the class of shares on December 31, 2003. The dollar ranges in this table are in accordance with SEC requirements.

                                                     AGGREGATE DOLLAR RANGE OF EQUITY
                                                   SECURITIES IN ALL REGISTERED INVESTMENT
                          DOLLAR RANGE OF EQUITY      COMPANIES IN THE PIONEER FAMILY OF
NAME OF TRUSTEE           SECURITIES IN THE FUND                   FUNDS
-----------------------   ----------------------   ---------------------------------------
INTERESTED TRUSTEES
John F. Cogan, Jr.                None                         Over $100,000
Osbert M. Hood                    None                         Over $100,000
INDEPENDENT TRUSTEES
Mary K. Bush                      None                         $10,001-$50,000
Richard H. Egdahl, M.D.           None                         $50,001-$100,000
Margaret B.W. Graham              None                         $10,001-$50,000
Marguerite A. Piret               None                         $50,001-$100,000
Stephen K. West                   None                         Over $100,000
John Winthrop                     None                         Over $100,000

COMPENSATION OF OFFICERS AND TRUSTEES

The following table sets forth certain information with respect to the compensation of each Trustee of the fund.

                                            PENSION OR
                                            RETIREMENT       TOTAL COMPENSATION
                           AGGREGATE     BENEFITS ACCRUED     FROM THE FUND AND
                          COMPENSATION    AS PART OF FUND   OTHER PIONEER FUNDS***
NAME OF TRUSTEE            FROM FUND**       EXPENSES
-----------------------   ------------   ----------------   ----------------------
INTERESTED TRUSTEES:
John F. Cogan, Jr*          $500.00            $0.00              $19,200.00
Osbert M. Hood*             $500.00                               11,520.00
INDEPENDENT TRUSTEES:
Mary K. Bush                $1,760.00          0.00               104,000.00
Richard H. Egdahl, M.D.     $1,710.00          0.00               99,750.00
Margaret B.W. Graham        $1,875.00          0.00               104,000.00
Marguerite A. Piret         $1,875.00          0.00               113,562.50
Stephen K. West             $1,600.00          0.00               99,750.00
John Winthrop               $1,710.00          0.00               99,750.00
                                                                  -----------
TOTAL:                      $11,530.00         $0.00              $651,532.50

* Under the management contract, Pioneer reimburses the fund for any Interested Trustee fees paid by the fund.
**   Estimated for the fiscal year ended June 30, 2005.
*** For the calendar year ended December 31, 2003. There are 65 U.S. registered investment portfolios in the Pioneer Family of Funds.

APPROXIMATE MANAGEMENT FEES THE FUND PAID OR OWED PIONEER

Not applicable(1)

FEES THE FUND PAID TO PIONEER UNDER THE ADMINISTRATION AGREEMENT

Not applicable(1)

CARRYOVERS OF DISTRIBUTION EXPENSES

Not applicable(1)

APPROXIMATE NET UNDERWRITING COMMISSIONS RETAINED BY PFD (CLASS A)

Not applicable(1)

APPROXIMATE COMMISSIONS REALLOWED TO DEALERS (CLASS A)

Not applicable(1)

FUND EXPENSES UNDER THE DISTRIBUTION PLANS

Not applicable(1)

CDSCS

Not applicable(1)

BROKERAGE AND UNDERWRITING COMMISSIONS (PORTFOLIO TRANSACTIONS)

Not applicable(1)

CAPITAL LOSS CARRYFORWARDS AS OF DECEMBER 31, 2003

Not applicable(1)

AVERAGE ANNUAL TOTAL RETURNS (DECEMBER 31, 2003)

Not applicable(1)

(1) As of December 31, 2003, the fund had not yet commenced operations. As of the date of this statement of additional information, the fund had not yet completed a fiscal year.

FINANCIAL STATEMENTS

Cullen Value Fund's (the predecessor to Pioneer Cullen Value Fund) financial statements and financial highlights for the fiscal year ended June 30, 2003 and 2004 appearing in the fund's annual report, as filed with the SEC on [, 2003 (Accession No. []) and { ][] are incorporated by reference into this statement of additional information.

Cullen Value Fund's annual -annual reports include the financial statements referenced above and are available without charge upon request by calling Shareholder Services at 1-800-225-6292.

ANNUAL FEE, EXPENSE AND OTHER INFORMATION

PORTFOLIO TURNOVER

Not applicable(1)

SHARE OWNERSHIP

Not applicable(1)

TRUSTEE OWNERSHIP OF SHARES OF THE FUND AND OTHER PIONEER FUNDS

The following table indicates the value of shares that each Trustee beneficially owned in the fund and Pioneer Funds in the aggregate as of December 31, 2003. Beneficial ownership is determined in accordance with SEC rules. The share value of any closed-end fund is based on its closing market price on December 31, 2003. The share value of any open-end Pioneer Fund is based on the net asset value of the class of shares on December 31, 2003. The dollar ranges in this table are in accordance with SEC requirements.

                                                      GGREGATE DOLLAR RANGE OF EQUITY
                                                   SECURITIES IN ALL REGISTERED INVESTMENT
                          DOLLAR RANGE OF EQUITY     COMPANIES IN THE PIONEER FAMILY OF
NAME OF TRUSTEE           SECURITIES IN THE FUND                    FUNDS
-----------------------   ----------------------   ---------------------------------------
INTERESTED TRUSTEES
John F. Cogan, Jr.                 None                       Over $100,000
Osbert M. Hood                     None                       Over $100,000
INDEPENDENT TRUSTEES
Mary K. Bush                       None                       $10,001-$50,000
Richard H. Egdahl, M.D.            None                       $50,001-$100,000
Margaret B.W. Graham               None                       $10,001-$50,000
Marguerite A. Piret                None                       $50,001-$100,000
Stephen K. West                    None                       Over $100,000
John Winthrop                      None                       Over $100,000

COMPENSATION OF OFFICERS AND TRUSTEES

The following table sets forth certain information with respect to the compensation of each Trustee of the fund.

                                           PENSION OR
                                           RETIREMENT        TOTAL COMPENSATION
                           AGGREGATE     BENEFITS ACCRUED     FROM THE FUND AND
                          COMPENSATION    AS PART OF FUND   OTHER PIONEER FUNDS***
NAME OF TRUSTEE            FROM FUND**       EXPENSES
-----------------------   ------------   ----------------   ----------------------
INTERESTED TRUSTEES:
John F. Cogan, Jr*         $500.00            $0.00               $19,200.00
Osbert M. Hood*            $500.00                                11,520.00
INDEPENDENT TRUSTEES:
Mary K. Bush               $1,760.00          0.00                104,000.00
Richard H. Egdahl, M.D.    $1,710.00          0.00                99,750.00
Margaret B.W. Graham       $1,875.00          0.00                104,000.00
Marguerite A. Piret        $1,875.00          0.00                113,562.50
Stephen K. West            $1,600.00          0.00                99,750.00
John Winthrop              $1,710.00          0.00                99,750.00
                                                                  -----------
TOTAL:                     $11,530.00         $0.00               $651,532.50

* Under the management contract, Pioneer reimburses the fund for any Interested Trustee fees paid by the fund.
**   Estimated for the fiscal year ended June 30, 2005.

*** For the calendar year ended December 31, 2003. There are 65 U.S. registered investment portfolios in the Pioneer Family of Funds.

APPROXIMATE MANAGEMENT FEES THE FUND PAID OR OWED PIONEER

Not applicable(1)

FEES THE FUND PAID TO PIONEER UNDER THE ADMINISTRATION AGREEMENT

Not applicable(1)

CARRYOVERS OF DISTRIBUTION EXPENSES

Not applicable(1)

APPROXIMATE NET UNDERWRITING COMMISSIONS RETAINED BY PFD (CLASS A)

Not applicable(1)

APPROXIMATE COMMISSIONS REALLOWED TO DEALERS (CLASS A)

Not applicable(1)

FUND EXPENSES UNDER THE DISTRIBUTION PLANS

Not applicable(1)

CDSCS

Not applicable(1)

BROKERAGE AND UNDERWRITING COMMISSIONS (PORTFOLIO TRANSACTIONS)

Not applicable(1)

CAPITAL LOSS CARRYFORWARDS AS OF DECEMBER 31, 2003

Not applicable(1)

AVERAGE ANNUAL TOTAL RETURNS (DECEMBER 31, 2003)

Not applicable(1)

(1) As of December 31, 2003, the fund had not yet commenced operations. As of the date of this statement of additional information, the fund had not yet completed a fiscal year.

                                     PART C

                                OTHER INFORMATION
                            PIONEER CULLEN VALUE FUND

ITEM 15. INDEMNIFICATION

No change from the information set forth in Item 25 of the most recently filed Registration Statement of Pioneer Cullen Value Fund (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 333-210144 and 811-21664) as filed with the Securities and Exchange Commission on November 1, 2004 (Accession No. 0001016964-04-000435), which information is incorporated herein by reference.

ITEM 16. EXHIBITS

(1)(a)    Agreement and Declaration of Trust                            (1)

(1)(b)    Certificate of Trust                                          (1)

(2)       By-Laws                                                       (1)

(3)       Not applicable

(4)       Form of Agreement and Plan of Reorganization                  (2)

(5)       Reference is made to Exhibits (1) and (2) hereof

(6)(a)    Form of Management Contract between the Fund and Pioneer
          Investment Management, Inc.                                   (3)

(6)(b)    Form of Expense Limitation Agreement                          (3)

(6)(c)    Form of Sub-Advisory Agreement between Pioneer Investment
          Management, Inc. and Cullen Capital Management, LLC           (3)

(7)       Form of Underwriting Agreement with Pioneer Funds
          Distributor, Inc.                                             (3)

(8)       Not applicable

(9)       Custodian Agreement between the Fund and Brown Brothers
          Harriman & Co.                                                (3)

(10)(a)   Form of Multiple Class Plan pursuant to rule 18f-3            (3)

(10)(b)   Form of Distribution Plan relating to Class A shares          (3)

(10)(c)   Form of Distribution Plan relating to Class B shares          (3)

(10)(d)   Form of Distribution Plan relating to Class C shares          (3)

(10)(e)   Form of Dealer Sales Agreement                                (3)

(11)      Opinion of Counsel (legality of securities being offered)     (3)

(12)      Form of opinion as to tax matters and consent                 (3)

(13)(a)   Investment Company Service Agreement                          (3)

(13)(b)   Administration Agreement Between the Fund and Pioneer
          Investment Management, Inc. (formerly Pioneering Management
          Corporation)                                                  (3)

(14)      Consent of Independent Public Accountants                     (*)

(15)      Not Applicable

(16)      Power of Attorney                                             (1)

(17)(a)   Code of Ethics                                                (3)

(17)(b)   Form of Proxy Card                                            (3)

(1) Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant's initial Registration Statement on Form N-1A (File Nos. 333-120144; 811-21664) as filed with the Securities and Exchange Commission (the "SEC") on November 1, 2004 (Accession No. 0001016964-04-000435).

(2) Filed herewith as Exhibit A to the Proxy Statement and Prospectus included as Part A of this Registration Statement.

(3) Filed herewith.

(*) To be filed by amendment.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Boston and the Commonwealth of Massachusetts, on the 4th day of November, 2004.

                                   Pioneer Cullen Value Fund

                                   By: /s/ Osbert M. Hood
                                   ------------------------------------

                                   Osbert M. Hood
                                   Executive Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     Signature                        Title                       Date
-----------------------     ---------------------------     ----------------
       *                    Chairman of the Board,          November 4, 2004
-----------------------
John F. Cogan, Jr.          Trustee, and President

       *                    Chief Financial Officer and     November 4, 2004
-----------------------
Vincent Nave                Treasurer
       *
-----------------------
Mary K. Bush                Trustee
       *
-----------------------
Richard H. Egdahl           Trustee
       *
-----------------------
Margaret B.W. Graham        Trustee

/s/ Osbert M. Hood
-----------------------
Osbert M. Hood              Trustee

       *
-----------------------
Marguerite A. Piret         Trustee
       *
-----------------------
Steven K. West              Trustee
       *
-----------------------
John Winthrop               Trustee

*  By:  /s/ Osbert M. Hood                                      November 4, 2004
        -------------------------------------
        Osbert M. Hood, Attorney-in-Fact

                                  EXHIBIT INDEX

The following exhibits are filed as part of this Registration Statement:

Exhibit No.   Description
(6)(a)        Form of Management Contract between the Fund and Pioneer Investment
              Management, Inc.

(6)(b)        Form of Expense Limitation Agreement

(6)(c)        Form of Sub-Advisory Agreement between Pioneer Investment
              Management, Inc. and Cullen Capital Management, LLC

(7)           Form of Underwriting Agreement with Pioneer Funds Distributor, Inc.

(9)           Form of Custodian Agreement between the Fund and Brown Brothers
              Harriman & Co

(10)(a)       Form of Multiple Class Plan pursuant to rule 18f-3

(10)(b)       Form of Distribution Plan relating to Class A shares

(10)(c)       Form of Distribution Plan relating to Class B shares

(10)(d)       Form of Distribution Plan relating to Class C shares

(10)(e)       Form of Dealer Sales Agreement

(11)          Opinion of Counsel

(12)          Form of opinion as to tax matters and consent

(13)(a)       Investment Service Agreement

(13)(b)       Administration Agreement Between the Fund and Pioneer Investment
              Management, Inc.

(17)(b)       Form of Proxy Card